UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2010

DATE OF REPORTING PERIOD: MARCH 31, 2010

Item 1.	Reports to Stockholders

The semi-annual report to shareholders follows

First Investors

SEMI-ANNUAL REPORT

INCOME FUNDS

- Cash Management
- Government
- Investment Grade
- Fund For Income

EQUITY FUNDS

- Total Return
- Value
- Blue Chip
- Growth & Income
- Global
- Select Growth
- Opportunity
- Special Situations
- International

March 31, 2010

FOREWORD

This report is for the information of the shareholders of the Funds. It is the Funds’ practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 1-800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

The views expressed in the Market Overview reflect those views of the Director of Equities and Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about its Trustees.

Market Overview
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Dear Investor:

During the reporting period, riskier investments led the way, as extremely low interest rates helped guide investors away from money market funds and toward stocks and corporate bonds.

The U.S. economy grew at a 5.6% pace in the fourth quarter of 2009, and 3.2% in the first quarter of this year. However, employers remained cautious about hiring, and the unemployment rate continued to climb in the fourth quarter of 2009, hitting 10.2% in October, its highest level in 26 years. By the end of the first quarter of 2010, however, job losses had leveled off somewhat, as the unemployment rate stood at a still high 9.7%. Interest rates remained near historically low levels.

Bond Markets

The overall bond market posted positive returns as reflected by the Bank of America Merrill Lynch Broad Market Index, which was up 2.0% for the two quarters. But returns by sector varied, from –0.2% in the Treasury sector to 11.2% in the high yield (i.e., below investment grade) bond market. Benchmark U.S. Treasury yields moved higher for the period. Specifically, the two-year U.S. Treasury note yield moved from 0.95% to 1.02%, and the ten-year note yield moved from 3.31% to 3.83%.

Money continued to pour out of the money markets, where interest rates remain near zero, as investors searched for higher yields. Investment grade corporate bonds rose 4.0% as the positive impact of much tighter spreads offset the negative impact of higher benchmark interest rates. Spreads tightened due to the improved economic outlook and generally positive corporate credit metrics. Mortgage-backed bonds returned 2.2% as spreads tightened as a result of the Federal Reserve’s (the “Fed’s”) continued support of the mortgage-backed market. The Fed’s purchases of mortgage-backed bonds, totaling $1.25 trillion, concluded at the end of March. High yield bonds turned in the strongest performance, returning 11.2%, reflecting investors’ appetites for yield.

Equity Markets

In the equity markets, the reporting period was marked by a continuation of the rebound that began in March 2009. Returns were strong in the domestic markets, with companies reporting higher-than-expected earnings. The S&P 500 Index, commonly cited as a proxy for U.S. stock market performance, returned 11.8%; mid-cap stocks, as measured by the S&P MidCap 400 Index, rose 15.2%; and small-cap stocks, as measured by the Russell 2000 Index, returned 13.1% for the six-month period.

1

Market Overview (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

On a worldwide scale, market appreciation slowed considerably, as the MSCI EAFE Index, an index that measures performance in developed markets, excluding the U.S., was up just 2.0% in U.S. dollars. This weak performance was the result of the tumult in Europe and of China beginning to unwind its stimulus programs. However, the Index was still up over 50% in the 12-month period ended March 31, 2010.

Looking Ahead

It appears that the recovery is well underway. However, investors are wary the equity markets may take another dip once the Fed withdraws its extensive support, and begins tightening credit once again. At the end of the first quarter, interest rates remained at low levels and spreads in risky markets were much narrower than a year ago. Consequently, bond investors face the likelihood of rising interest rates. Nonetheless, as long as money market rates remain near zero, investors seeking yield should provide support for the markets.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Edwin D. Miska
Director of Equities
First Investors Management Company, Inc.

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

April 30, 2010

2

This Market Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.

3

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, October 1, 2009, and held for the entire six-month period ended March 31, 2010. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

4

Fund Expenses (unaudited)
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/09)	(3/31/10)	(10/1/09–3/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,000.00	$1.70
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,023.23	$1.72

Expense Example – Class B Shares
Actual	$1,000.00	$1,000.00	$1.70
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,023.23	$1.72

*	Expenses are equal to the annualized expense ratio of .34% for Class A shares and .34% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived or assumed.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total value of investments.

5

Portfolio of Investments
CASH MANAGEMENT FUND
March 31, 2010

Principal			Interest
Amount		Security	Rate	*	Value

		U.S. GOVERNMENT AGENCY
		OBLIGATIONS—33.8%
		Fannie Mae:
$ 2,900	M	5/3/10	0.15%		$2,899,613
7,000	M	5/5/10	0.15		6,999,008
1,358	M	5/12/10	0.12		1,357,814
8,000	M	5/20/10	0.17		8,023,806
9,000	M	6/14/10	0.14		8,997,410
		Federal Home Loan Bank:
5,000	M	6/11/10	0.11		4,998,915
1,000	M	10/13/10	0.21		1,000,047
5,000	M	12/28/10	0.50		5,003,305
2,500	M	4/12/11	0.55		2,500,000
		Freddie Mac:
2,500	M	5/4/10	0.17		2,499,610
2,000	M	6/14/10	0.20		1,999,198
2,030	M	6/22/10	0.16		2,029,260
3,000	M	9/14/10	0.23		2,996,818

Total Value of U.S. Government Agency Obligations (cost $51,304,804)					51,304,804

		CORPORATE NOTES—35.1%
1,000	M	Abbott Laboratories, 4/26/10 (a)	0.15		999,896
7,000	M	Brown-Forman Corp., 5/19/10 (a)	0.14		6,998,693
5,600	M	Coca-Cola Co., 6/17/10 (a)	0.20		5,597,604
5,700	M	ConocoPhillips Qatar, 4/7/10 (a)	0.15		5,699,858
3,000	M	Electricite De France, 4/1/10 (a)	0.13		3,000,000
2,900	M	General Electric Capital Corp., 2/1/11	0.73		3,007,701
5,750	M	Merck & Co., Inc., 9/3/10 (a)	0.29		5,742,820
7,000	M	Microsoft Corp., 4/14/10 (a)	0.16		6,999,595
4,100	M	Paccar Financial Corp., 5/12/10	0.17		4,099,206
4,500	M	Toyota Motor Credit Corp., 5/10/10	0.21		4,498,976
3,700	M	United Technologies Corp., 5/1/10	0.63		3,711,437
3,000	M	Walt Disney Co., 4/6/10 (a)	0.12		2,999,950

Total Value of Corporate Notes (cost $53,355,736)					53,355,736

6

Principal			Interest
Amount		Security	Rate	*	Value

		VARIABLE AND FLOATING
		RATE NOTES—24.5%
$ 5,000	M	Federal Farm Credit Bank, 4/9/10	0.63%		$ 5,000,009
8,000	M	GlaxoSmithKline Capital, Inc., 5/13/10	0.88		8,006,761
5,700	M	Mississippi Business Finance Corp.
		(Chevron USA, Inc.), 12/1/30	0.34		5,700,000
4,025	M	Monongallia Health Systems, 7/1/40 (LOC: JP Morgan)	0.29		4,025,000
3,060	M	University of Oklahoma Hospital Rev. Series “B”
		8/15/21 (LOC: Bank of America)	0.30		3,060,000
		Valdez, Alaska Marine Terminal Rev.:
3,700	M	BP Pipelines Inc., Project A, 6/1/37	0.30		3,700,000
5,835	M	Exxon Pipeline Co., Project B, 12/1/33	0.28		5,835,000
1,900	M	Exxon Pipeline Co., Project C, 12/1/33	0.32		1,900,000

Total Value of Floating Rate Notes (cost $37,226,770)					37,226,770

		CERTIFICATES OF DEPOSIT—3.5%
5,300	M	Citibank, NA, 9/3/10 (cost $5,301,536)	0.62		5,301,536

		U.S. GOVERNMENT FDIC GUARANTEED
		DEBT—2.6%
3,950	M	Morgan Stanley, 12/1/10 (cost $4,018,425)	0.30		4,018,425

Total Value of Investments (cost $151,207,271)**		99.5%			151,207,271
Other Assets, Less Liabilities		.5			790,773

Net Assets		100.0%			$151,998,044

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2010.
**	Aggregate cost for federal income tax purposes is the same.
(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).

Summary of Abbreviations:
LOC Letters of Credit

7

Portfolio of Investments (continued))
CASH MANAGEMENT FUND
March 31, 2010

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2010:

			Level 2
			Other	Level 3
	Level 1		Significant	Significant
	Quoted		Observable	Unobservable
	Prices		Inputs	Inputs	Total
Corporate Notes	$—	$	$ 53,355,736	$—	$53,355,736
U.S. Government Agency
Obligations	—		51,304,804	—	51,304,804
Variable and Floating Rate Notes:
Municipal Bonds	—		20,195,000	—	20,195,000
Corporate Notes	—		12,031,761	—	12,031,761
U.S. Government Agency
Obigations	—		5,000,009	—	5,000,009
Certificates of Deposit	—		5,301,536	—	5,301,536
U.S. Government FDIC
Guaranteed Debt	—		4,018,425	—	4,018,425
Total Investments in Securities	$—		$$151,207,271	$—	$151,207,271

8	See notes to financial statements

Fund Expenses (unaudited)
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/09)	(3/31/10)	(10/1/09–3/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,020.72	$5.69
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.30	$5.69

Expense Example – Class B Shares
Actual	$1,000.00	$1,017.32	$9.20
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.81	$9.20

*	Expenses are equal to the annualized expense ratio of 1.13% for Class A shares and 1.83% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total value of investments.

9

Portfolio of Investments)
GOVERNMENT FUND
March 31, 2010

Principal
Amount		Security	Value

		MORTGAGE-BACKED SECURITIES—98.3%
		Fannie Mae—17.4%
$ 11,202	M	5%, 7/1/2035 – 12/1/2039	$ 11,573,713
29,029	M	5.5%, 7/1/2033 – 10/1/2039	30,704,376
11,458	M	6%, 11/1/2033 – 7/1/2039	12,230,506

			54,508,595

		Government National Mortgage Association I
		Program—80.9%
108,766	M	5%, 4/15/2033 – 11/15/2039	113,485,413
67,735	M	5.5%, 3/15/2033 – 10/15/2039	72,025,064
44,360	M	6%, 3/15/2031 – 11/15/2039	47,818,796
13,742	M	6.5%, 10/15/2028 – 3/15/2038	15,147,699
3,789	M	7%, 1/15/2030 – 4/15/2034	4,292,121
1,004	M	7.5%, 7/15/2023 – 6/15/2034	1,134,477

			253,903,570

Total Value of Mortgage-Backed Certificates (cost $299,392,501)			308,412,165

		SHORT-TERM INVESTMENTS—1.1%
		Money Market Fund
3,490	M	First Investors Cash Reserve Fund, .22% (cost $3,490,000)*	3,490,000

Total Value of Investments (cost $302,882,501)		99.4%	311,902,165
Other Assets, Less Liabilities		.6	1,784,365

Net Assets		100.0%	$313,686,530

*	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2010 (see Note 2).

10

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Mortgage-Backed Securities	$—	$308,412,165	$—	$308,412,165
Money Market Fund	3,490,000	—	—	3,490,000
Total Investments in Securities	$3,490,000	$308,412,165	$—	$311,902,165

See notes to financial statements	11

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/09)	(3/31/10)	(10/1/09–3/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,044.11	$5.76
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.30	$5.69

Expense Example – Class B Shares
Actual	$1,000.00	$1,039.32	$9.30
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.81	$9.20

*	Expenses are equal to the annualized expense ratio of 1.13% for Class A shares and 1.83% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total value of investments.

12

Portfolio of Investments
INVESTMENT GRADE FUND
March 31, 2010

Principal
Amount		Security	Value

		CORPORATE BONDS—97.5%
		Aerospace/Defense—1.6%
$ 1,800	M	BAE Systems Holdings, Inc., 4.95%, 2014 (a)	$ 1,890,392
4,000	M	Lockheed Martin Corp., 4.25%, 2019	3,875,084

			5,765,476

		Agriculture—1.3%
2,725	M	Cargill, Inc., 6%, 2017 (a)	2,962,459
1,900	M	Potash Corp. of Saskatchewan, Inc., 4.875%, 2020	1,906,990

			4,869,449

		Automotive—1.2%
4,000	M	Daimler Chrysler NA, LLC, 6.5%, 2013	4,438,156

		Chemicals—1.0%
3,000	M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019 (a)	3,587,439

		Consumer Durables—1.1%
2,100	M	Black & Decker Corp., 5.75%, 2016	2,302,226
1,600	M	Newell Rubbermaid, Inc., 6.75%, 2012	1,726,947

			4,029,173

		Energy—16.1%
3,900	M	Canadian Oil Sands, Ltd., 7.75%, 2019 (a)	4,595,955
4,800	M	DCP Midstream, LLC, 9.75%, 2019 (a)	6,163,258
2,400	M	Enbridge Energy Partners, LP, 7.5%, 2038	2,818,723
1,800	M	Energy Transfer Partners, LP, 8.5%, 2014	2,095,810
850	M	Kinder Morgan Finance Co., 5.35%, 2011	869,125
3,800	M	Marathon Oil Corp., 7.5%, 2019	4,470,932
3,924	M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014 (a)	4,295,950
2,800	M	Nabors Industries, Inc., 6.15%, 2018	2,987,522
		Nexen, Inc.:
2,000	M	5.05%, 2013	2,151,488
2,250	M	7.875%, 2032	2,611,193
1,800	M	6.4%, 2037	1,820,288
2,000	M	Northern Border Partners, LP, 7.1%, 2011	2,088,900
3,200	M	Pacific Energy Partners, LP, 6.25%, 2015	3,302,394
900	M	Plains All American Pipeline, LP, 8.75%, 2019	1,099,767

13

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2010

Principal
Amount		Security	Value

		Energy (continued)
$ 5,800	M	Spectra Energy Capital, LLC, 6.2%, 2018	$ 6,264,493
4,400	M	Suncor Energy, Inc., 6.85%, 2039	4,756,668
2,575	M	Trans-Canada Pipelines, Ltd., 7.625%, 2039	3,148,061
		Valero Energy Corp.:
2,700	M	9.375%, 2019	3,219,507
900	M	10.5%, 2039	1,158,977

			59,919,011

		Financial Services—12.9%
5,000	M	American Express Co., 7%, 2018	5,687,770
1,800	M	American General Finance Corp., 6.9%, 2017	1,578,888
5,040	M	Amvescap, PLC, 5.375%, 2013	5,224,363
2,500	M	Berkshire Hathaway, Inc., 3.2%, 2015	2,524,155
4,000	M	BlackRock, Inc., 5%, 2019	4,011,724
500	M	Caterpillar Financial Services Corp., 5.85%, 2017	542,813
3,260	M	CoBank, ACB, 7.875%, 2018 (a)	3,525,768
1,800	M	Compass Bank, 6.4%, 2017	1,799,660
		ERAC USA Finance Co.:
1,170	M	8%, 2011 (a)	1,227,696
2,200	M	6.375%, 2017 (a)	2,383,874
2,363	M	Ford Motor Credit Co., 9.75%, 2010	2,419,920
3,000	M	General Electric Capital Corp., 4.375%, 2015	3,097,068
		Harley-Davidson Funding Corp.:
1,800	M	5.75%, 2014 (a)	1,836,466
3,000	M	6.8%, 2018 (a)	2,999,970
4,000	M	Protective Life Corp., 7.375%, 2019	4,256,148
4,600	M	Prudential Financial, Inc., 4.75%, 2015	4,740,286

			47,856,569

		Financials—14.7%
		Bank of America Corp.:
900	M	4.5%, 2015	908,512
1,900	M	5.65%, 2018	1,925,264
5,400	M	Barclays Bank, PLC, 5.125%, 2020	5,334,871
1,500	M	Bear Stearns Cos., Inc., 7.25%, 2018	1,736,180
		Citigroup, Inc.:
2,700	M	6.375%, 2014	2,887,159
2,400	M	6.125%, 2017	2,472,550

14

Principal
Amount		Security	Value

		Financials (continued)
		Goldman Sachs Group, Inc.:
$ 2,500	M	6.15%, 2018	$ 2,649,380
1,600	M	6.45%, 2036	1,551,866
2,750	M	6.75%, 2037	2,755,093
2,420	M	Hibernia Corp., 5.35%, 2014	2,392,293
3,000	M	JPMorgan Chase & Co., 3.7%, 2015	3,021,768
6,700	M	Merrill Lynch & Co., Inc., 5.45%, 2013	7,093,317
		Morgan Stanley:
5,800	M	5.95%, 2017	5,967,933
2,600	M	6.625%, 2018	2,777,419
2,900	M	Royal Bank of Scotland Group, PLC, 5%, 2014	2,778,046
3,000	M	SunTrust Banks, Inc., 6%, 2017	3,043,239
2,300	M	UBS AG, 5.875%, 2016	2,370,536
3,000	M	Wells Fargo & Co., 3.75%, 2014	3,039,456

			54,704,882

		Food/Beverage/Tobacco—7.0%
4,600	M	Altria Group, Inc., 10.2%, 2039	6,184,700
5,000	M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 2020	5,167,700
1,100	M	Bottling Group, LLC, 5.5%, 2016	1,210,626
1,980	M	Bunge Limited Finance Corp., 5.875%, 2013	2,110,553
1,600	M	ConAgra Foods, Inc., 5.875%, 2014	1,758,200
4,000	M	Dr. Pepper Snapple Group, Inc., 6.82%, 2018	4,576,864
4,600	M	Philip Morris International, Inc., 5.65%, 2018	4,960,792

			25,969,435

		Food/Drug—.5%
1,875	M	CVS Caremark Corp., 6.125%, 2039	1,869,836

		Forest Products/Container—.7%
2,200	M	International Paper Co., 9.375%, 2019	2,754,657

		Health Care—4.8%
5,300	M	Biogen IDEC, Inc., 6.875%, 2018	5,817,466
2,400	M	Novartis, 5.125%, 2019	2,548,248
1,000	M	Pfizer, Inc., 6.2%, 2019	1,131,453
1,000	M	Roche Holdings, Inc., 6%, 2019 (a)	1,107,054

15

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2010

Principal
Amount		Security	Value

		Health Care (continued)
$ 3,125	M	St. Jude Medical, Inc., 4.875%, 2019	$ 3,199,753
3,000	M	Watson Pharmaceuticals, Inc., 5%, 2014	3,126,675
900	M	Wyeth, 5.5%, 2016	1,005,224

			17,935,873

		Information Technology—3.4%
3,000	M	Cisco Systems, Inc., 4.45%, 2020	2,989,233
3,000	M	Dell, Inc., 5.875%, 2019	3,252,258
3,208	M	Dun & Bradstreet Corp., 6%, 2013	3,467,854
900	M	Oracle Corp., 5%, 2019	943,772
		Pitney Bowes, Inc.:
900	M	5%, 2015	963,498
1,000	M	5.25%, 2037	1,039,471

			12,656,086

		Manufacturing—3.0%
1,750	M	Briggs & Stratton Corp., 8.875%, 2011	1,850,625
2,700	M	General Electric Co., 5.25%, 2017	2,836,358
2,100	M	Ingersoll-Rand Global Holdings Co., 6.875%, 2018	2,365,381
2,300	M	Johnson Controls, Inc., 5%, 2020	2,298,924
1,725	M	Tyco Electronics Group SA, 6.55%, 2017	1,900,655

			11,251,943

		Media-Broadcasting—6.4%
3,950	M	British Sky Broadcasting Group, PLC, 9.5%, 2018 (a)	5,088,283
4,000	M	Comcast Corp., 5.15%, 2020	4,043,724
		Cox Communications, Inc.:
2,000	M	4.625%, 2013	2,116,142
3,100	M	8.375%, 2039 (a)	3,889,276
		Time Warner Cable, Inc.:
4,000	M	6.2%, 2013	4,417,236
3,700	M	6.75%, 2018	4,140,862

			23,695,523

16

Principal
Amount		Security	Value

		Media-Diversified—2.4%
		McGraw-Hill Cos., Inc.:
$ 1,800	M	5.9%, 2017	$ 1,904,418
2,300	M	6.55%, 2037	2,471,053
4,000	M	News America, Inc., 5.3%, 2014	4,387,460

			8,762,931

		Metals/Mining—4.1%
4,000	M	ArcelorMittal, 6.125%, 2018	4,205,568
3,800	M	Newmont Mining Corp., 5.125%, 2019	3,829,781
2,595	M	Rio Tinto Finance USA, Ltd., 6.5%, 2018	2,925,598
4,000	M	Vale Overseas, Ltd., 5.625%, 2019	4,150,552

			15,111,499

		Real Estate Investment Trusts—2.9%
2,020	M	Boston Properties, LP, 5.875%, 2019	2,100,790
4,000	M	ProLogis, 7.625%, 2014	4,377,636
4,000	M	Simon Property Group, LP, 5.75%, 2015	4,236,696

			10,715,122

		Telecommunications—4.0%
4,000	M	AT&T, Inc., 5.8%, 2019	4,283,228
4,000	M	Deutsche Telekom Intl. Finance BV, 5.875%, 2013	4,365,528
3,300	M	GTE Corp., 6.84%, 2018	3,649,529
2,400	M	Verizon Wireless Capital, LLC, 5.55%, 2014	2,625,091

			14,923,376

		Transportation—1.2%
3,834	M	GATX Corp., 8.75%, 2014	4,401,516

		Utilities—6.2%
5,000	M	E. ON International Finance BV, 5.8%, 2018 (a)	5,415,080
		Electricite de France SA:
1,900	M	6.5%, 2019 (a)	2,135,674
2,100	M	6.95%, 2039 (a)	2,418,965
1,193	M	Entergy Gulf States, Inc., 5.25%, 2015	1,191,690
4,000	M	Exelon Generation Co., LLC, 6.2%, 2017	4,359,684

17

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2010

Principal
Amount		Security	Value
		Utilities (continued)
$ 833	M	Great River Energy Co., 5.829%, 2017 (a)	$ 920,859
3,000	M	Ohio Power Co., 5.375%, 2021	3,068,928
2,561	M	Sempra Energy, 9.8%, 2019	3,333,551
			22,844,431

		Waste Management—1.0%
3,300	M	Allied Waste NA, Inc., 7.125%, 2016	3,589,087
Total Value of Corporate Bonds (cost $336,230,595)			361,651,470

		PASS THROUGH CERTIFICATES—.1%
		Transportation
423	M	American Airlines, Inc., 7.377%, 2019 (cost $412,699)	350,896

		SHORT-TERM INVESTMENTS—1.1%
		Money Market Fund
4,035	M	First Investors Cash Reserve Fund, .22% (cost $4,035,000) (b)	4,035,000
Total Value of Investments (cost $340,678,294)		98.7%	366,037,366
Other Assets, Less Liabilities		1.3	5,006,148

Net Assets		100.0%	$371,043,514

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 4).
(b)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2010 (see Note 2).

18

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Corporate Bonds	$—	$361,651,470	$—	$361,651,470
Pass Through Certificates	—	350,896	—	350,896
Money Market Fund	4,035,000	—	—	4,035,000
Total Investments in Securities*	$4,035,000	$362,002,366	$—	$366,037,366

* The Portfolio of Investments provides information on the industry categorization for corporate bonds.

See notes to financial statements	19

Fund Expenses (unaudited)
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/09)	(3/31/10)	(10/1/09–3/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,079.57	$6.79
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.40	$6.59

Expense Example – Class B Shares
Actual	$1,000.00	$1,075.83	$10.40
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.91	$10.10

*	Expenses are equal to the annualized expense ratio of 1.31% for Class A shares and 2.01% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total value of investments.

20

Portfolio of Investments
FUND FOR INCOME
March 31, 2010

Principal
Amount		Security	Value

		CORPORATE BONDS—97.5%
		Automotive—2.2%
$ 2,200	M	Cooper Tire & Rubber Co., 8%, 2019	$ 2,167,000
2,500	M	Goodyear Tire & Rubber Co., 10.5%, 2016	2,712,500
2,300	M	Navistar International Corp., 8.25%, 2021	2,357,500
1,000	M	Oshkosh Corp., 8.5%, 2020 (a)	1,040,000
2,325	M	TRW Automotive, Inc., 7.25%, 2017 (a)	2,255,250

			10,532,250

		Building Materials—1.3%
3,075	M	Building Materials Corp., 7.5%, 2020 (a)(c)	3,082,687
1,375	M	Interface, Inc., 11.375%, 2013	1,557,187
1,725	M	Mohawk Industries, Inc., 6.875%, 2016	1,789,688

			6,429,562

		Capital Goods—.6%
2,650	M	Belden CDT, Inc., 9.25%, 2019 (a)	2,842,125

		Chemicals—3.5%
5,075	M	Georgia Gulf Corp., 9%, 2017 (a)	5,335,094
4,425	M	Huntsman International, LLC, 5.5%, 2016 (a)	4,037,812
2,675	M	LBI Escrow Corp., 8%, 2017 (a)	2,778,656
		Solutia, Inc.:
3,100	M	8.75%, 2017	3,286,000
1,275	M	7.875%, 2020	1,297,313
500	M	Titan Petrochemicals Group, Ltd., 8.5%, 2012 (a)	192,500

			16,927,375

		Consumer Durables—1.1%
		Sealy Mattress Co.:
3,500	M	8.25%, 2014	3,517,500
1,392	M	10.875%, 2016 (a)	1,566,000

			5,083,500

21

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2010

Principal
Amount		Security	Value

		Consumer Non-Durables—2.0%
$ 2,575	M	Acco Brands Corp., 10.625%, 2015 (a)	$ 2,826,062
1,200	M	Hanesbrands, Inc., 8%, 2016	1,248,000
2,450	M	Jarden Corp., 7.5%, 2020	2,486,750
3,125	M	Levi Strauss & Co., 9.75%, 2015	3,289,063

			9,849,875

		Energy—14.0%
		Berry Petroleum Co.:
2,600	M	10.25%, 2014	2,879,500
1,825	M	8.25%, 2016	1,856,937
		Chesapeake Energy Corp.:
1,800	M	7.5%, 2014	1,836,000
1,750	M	9.5%, 2015	1,911,875
875	M	Concho Resources, Inc., 8.625%, 2017	931,875
		Consol Energy, Inc.:
2,325	M	8%, 2017 (a)	2,400,562
4,075	M	8.25%, 2020 (a)	4,207,437
250	M	Continental Resources, 8.25%, 2019	266,250
		Copano Energy, LLC:
1,075M	M	8.125%, 2016	1,095,156
2,275	M	7.75%, 2018	2,280,687
2,750	M	Crosstex Energy, LP, 8.875%, 2018 (a)	2,849,687
700	M	Denbury Resources, Inc., 9.75%, 2016	773,500
		El Paso Corp.:
1,150	M	12%, 2013	1,351,250
1,050	M	8.25%, 2016	1,126,125
4,725	M	7%, 2017	4,845,908
350	M	7.25%, 2018	362,917
275	M	7.75%, 2032	271,593
700	M	Encore Acquisition Co., 9.5%, 2016	760,375
2,400	M	Expro Finance Luxembourg SCA, 8.5%, 2016 (a)	2,436,000
		Ferrellgas Partners, LP:
2,350	M	9.125%, 2017 (a)	2,473,375
2,475	M	8.625%, 2020	2,481,187
1,475	M	Forest Oil Corp., 8.5%, 2014	1,563,500
1,900	M	Helix Energy Solutions Group, Inc., 9.5%, 2016 (a)	1,966,500
		Hilcorp Energy I, LP:
175	M	7.75%, 2015 (a)	173,687
3,100	M	9%, 2016 (a)	3,239,500
3,875	M	8%, 2020 (a)	3,778,125

22

Principal
Amount		Security	Value

		Energy (continued)
		Linn Energy, LLC:
$ 1,275	M	11.75%, 2017 (a)	$ 1,453,500
1,600	M	9.875%, 2018	1,720,000
1,300	M	8.625%, 2020 (a)	1,304,875
2,250	M	Mariner Energy, Inc., 11.75%, 2016	2,536,875
1,525	M	Penn Virginia Corp., 10.375%, 2016	1,662,250
		Pioneer Natural Resource Co.:
375	M	6.65%, 2017	376,793
475	M	6.875%, 2018	477,109
2,925	M	7.5%, 2020	3,024,149
		Quicksilver Resources, Inc.:
1,175	M	7.125%, 2016	1,122,125
2,100	M	11.75%, 2016	2,415,000
1,775	M	9.125%, 2019	1,872,625

			68,084,809

		Financials—1.2%
1,150	M	Icahn Enterprises, LP, 7.75%, 2016 (a)	1,112,625
		International Lease Finance Corp.:
1,400	M	6.375%, 2013	1,369,067
750	M	6.625%, 2013	730,527
1,125	M	8.625%, 2015 (a)	1,152,852
1,500	M	8.75%, 2017 (a)	1,538,300

			5,903,371

		Food/Beverage/Tobacco—3.8%
3,675	M	Bumble Bee Foods, LLC, 7.75%, 2015 (a)	3,730,125
3,725	M	Constellation Brands, Inc., 7.25%, 2016	3,846,062
3,725	M	JBS USA, LLC, 11.625%, 2014 (a)	4,265,125
		Smithfield Foods, Inc.:
2,700	M	10%, 2014 (a)	3,024,000
3,375	M	7.75%, 2017	3,332,813

			18,198,125

		Food/Drug—1.9%
5,825	M	Ingles Markets, Inc., 8.875%, 2017	6,116,250
950	M	Rite Aid Corp., 9.75%, 2016	1,026,000
1,775	M	Tops Markets, LLC, 10.125%, 2015 (a)	1,854,875

			8,997,125

23

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2010

Principal
Amount		Security	Value

		Forest Products/Containers—1.1%
$ 1,000	M	Crown Americas, LLC, 7.625%, 2017 (a)	$ 1,047,500
3,775	M	Reynolds Group Escrow, LLC, 7.75%, 2016 (a)	3,897,688
188	M	Tekni-Plex, Inc., 8.75%, 2013	151,340

			5,096,528

		Gaming/Leisure—5.4%
1,050	M	Ameristar Casinos, Inc., 9.25%, 2014	1,105,125
2,300	M	Equinox Holdings, Inc., 9.5%, 2016 (a)	2,328,750
2,550	M	Las Vegas Sands Corp., 6.375%, 2015	2,428,875
2,610	M	Mandalay Resort Group, 6.375%, 2011	2,512,125
		MGM Mirage, Inc.:
2,550	M	11.375%, 2018 (a)	2,473,500
1,950	M	9%, 2020 (a)	2,018,250
		Mohegan Tribal Gaming Authority:
2,525	M	8%, 2012	2,341,938
550	M	6.125%, 2013	473,000
3,000	M	NCL Corp., 11.75%, 2016 (a)	3,277,500
		Pinnacle Entertainment, Inc.:
350	M	7.5%, 2015	304,500
1,250	M	8.625%, 2017 (a)	1,228,125
2,925	M	Wynn Las Vegas, LLC, 7.875%, 2017 (a)	2,990,813
2,600	M	Yonkers Racing Corp., 11.375%, 2016 (a)	2,821,000

			26,303,501

		Health Care—5.2%
2,000	M	Biomet, Inc., 11.625%, 2017	2,250,000
6,375	M	Community Health Systems, Inc., 8.875%, 2015	6,614,062
4,400	M	Genesis Health Ventures, Inc., 9.75%, 2011 (b)(c)	2,750
		HCA, Inc.:
5,700	M	6.75%, 2013	5,728,500
2,800	M	6.375%, 2015	2,674,000
3,025	M	Res-Care, Inc., 7.75%, 2013	3,055,250
2,475	M	Talecris Biotherapeutics Holdings Corp., 7.75%, 2016 (a)	2,499,750
2,250	M	Tenet Healthcare Corp., 9.25%, 2015	2,370,938

			25,195,250

		Information Technology—2.4%
		Brocade Communications Systems, Inc.:
750	M	6.625%, 2018 (a)	766,875
850	M	6.875%, 2020 (a)	871,250

24

Principal
Amount		Security	Value

		Information Technology (continued)
$ 2,425	M	Equinix, Inc., 8.125%, 2018	$ 2,522,000
		Jabil Circuit, Inc.:
350	M	7.75%, 2016	370,125
3,825	M	8.25%, 2018	4,150,125
1,500	M	JDA Software Group, Inc., 8%, 2014 (a)	1,567,500
1,350	M	Seagate Technology International, Inc., 10%, 2014 (a)	1,535,625

			11,783,500

		Manufacturing—4.0%
2,650	M	Baldor Electric Co., 8.625%, 2017	2,815,625
1,175	M	Case New Holland, Inc., 7.75%, 2013 (a)	1,224,937
2,850	M	Coleman Cable, Inc., 9%, 2018 (a)	2,892,750
1,750	M	CPM Holdings, Inc,, 10.625%, 2014 (a)	1,872,500
2,000	M	ESCO Corp., 8.625%, 2013 (a)	2,020,000
		Terex Corp.:
3,100	M	10.875%, 2016	3,448,750
5,100	M	8%, 2017	4,985,250

			19,259,812

		Media-Broadcasting—2.5%
		Belo Corp.:
3,500	M	7.25%, 2027	2,852,500
725	M	7.75%, 2027	599,031
		Lin Television Corp.:
675	M	6.5%, 2013	668,250
1,900	M	6.5%, 2013	1,862,000
2,029	M	Nexstar Finance Holdings, LLC, 11.375%, 2013	1,821,386
4,000	M	Sinclair Television Group, 9.25%, 2017 (a)	4,230,000

			12,033,167

		Media-Cable TV—9.3%
6,250	M	Atlantic Broadband Finance, LLC, 9.375%, 2014	6,281,250
3,025	M	Cablevision Systems Corp., 8.625%, 2017 (a)	3,214,062
625	M	CCH II, LLC, 13.5%, 2016	754,687
2,400M	M	CCO Holdings, LLC, 8.75%, 2013 (c)	2,472,000
1,900M	M	Cequel Communications Holdings I, Inc., 8.625%, 2017 (a)	1,961,750
3,185	M	Charter Communications Holdings, LLC, 10%, 2012 (a)(c)	3,399,987
		Clear Channel Worldwide:
2,500	M	9.25%, 2017 (a)	2,609,375
5,450	M	9.25%, 2017 (a)	5,722,500

25

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2010

Principal
Amount		Security	Value

		Media-Cable TV (continued)
$ 1,875	M	CSC Holdings, Inc., 8.5%, 2014 (a)	$ 2,006,250
		Echostar DBS Corp.:
2,250	M	6.625%, 2014	2,272,500
1,550	M	7.75%, 2015	1,627,500
		Quebecor Media, Inc.:
1,025	M	7.75%, 2016	1,042,938
1,000	M	7.75%, 2016	1,017,500
2,975	M	UPC Germany GmbH, 8.125%, 2017 (a)	3,082,844
1,575	M	Videotron LTEE, 6.375%, 2015	1,594,688
		Virgin Media Finance, PLC:
4,650	M	9.5%, 2016	5,103,375
1,075	M	8.375%, 2019	1,109,938

			45,273,144

		Media-Diversified—1.1%
1,225	M	Interpublic Group of Cos., Inc., 10%, 2017	1,391,906
1,950	M	McClatchy Co., 11.5%, 2017 (a)	2,001,188
		MediaNews Group, Inc.:
2,625	M	6.875%, 2013 (b)(c)	1,641
3,100	M	6.375%, 2014 (b)(c)	1,938
1,975	M	WMG Acquisition Corp., 9.5%, 2016 (a)	2,120,656

			5,517,329

		Metals/Mining—6.0%
		Cloud Peak Energy Resources, LLC:
750	M	8.25%, 2017 (a)	768,750
1,700	M	8.5%, 2019 (a)	1,751,000
1,175	M	Drummond Co., Inc., 7.375%, 2016	1,151,500
2,875	M	Essar Steel Algoma, Inc., 9.375%, 2015 (a)	2,918,125
		Novelis, Inc.:
2,075	M	7.25%, 2015	2,012,750
1,600	M	11.5%, 2015	1,730,000
6,010	M	Russell Metals, Inc., 6.375%, 2014	5,656,913
1,175	M	Steel Dynamics, Inc., 7.625%, 2020 (a)	1,210,250
		Teck Resources, Ltd.:
4,475	M	10.25%, 2016	5,347,625
3,150	M	10.75%, 2019	3,874,500
2,425	M	Vedanta Resources PLC, 9.5%, 2018 (a)	2,691,750

			29,113,163

26

Principal
Amount		Security	Value

		Real Estate Investment Trusts—2.7%
$ 1,850	M	Brandywine Operating Partnership, LP, 5.7%, 2017	$ 1,758,314
4,650	M	CB Richard Ellis Service, 11.625%, 2017	5,231,250
2,175	M	Developers Diversified Realty Corp., 9.625%, 2016	2,435,769
2,675	M	Dupont Fabros Technology, LP, 8.5%, 2017 (a)	2,768,625
1,000	M	HRPT Properties Trust, 6.25%, 2017	987,635

			13,181,593

		Retail-General Merchandise—7.6%
3,075	M	Federated Retail Holdings, Inc., 5.9%, 2016	3,082,687
2,900	M	HSN, Inc., 11.25%, 2016	3,306,000
2,050	M	J.C. Penney Corp., Inc., 7.95%, 2017	2,306,250
2,050	M	Landry’s Restaurants, Inc., 11.625%, 2015 (a)	2,214,000
		Macys Retail Holdings, Inc.:
2,850	M	7.45%, 2017	3,035,250
1,050	M	6.65%, 2024	997,500
1,025	M	Netflix, Inc., 8.5%, 2017	1,081,375
2,272	M	Payless ShoeSource, Inc., 8.25%, 2013	2,328,800
		QVC, Inc.:
1,025	M	7.125%, 2017 (a)	1,036,531
4,775	M	7.5%, 2019 (a)	4,894,375
6,950	M	Toys R Us Property Co. I, Inc., 10.75%, 2017 (a)	7,784,000
1,400	M	Toys R Us Property Co. II, Inc., 8.5%, 2017 (a)	1,459,500
3,350	M	Yankee Acquisition Corp., 8.5%, 2015	3,467,250

			36,993,518

		Services—1.8%
2,200	M	Hertz Corp., 10.5%, 2016	2,373,250
		Iron Mountain, Inc.:
225	M	8.75%, 2018	236,813
1,125	M	8%, 2020	1,158,750
2,275	M	Kar Holdings, Inc., 8.75%, 2014	2,331,875
2,375	M	Reliance Intermediate Holdings, LP, 9.5%, 2019 (a)	2,523,438

			8,624,126

		Telecommunications—10.5%
3,800	M	Cincinnati Bell, Inc., 8.75%, 2018	3,852,250
5,500	M	Citizens Communications Co., 7.125%, 2019	5,252,500
		Frontier Communications Corp.:
775	M	8.25%, 2017 (a)	792,437
1,875	M	8.125%, 2018	1,884,375
1,050	M	8.5%, 2020 (a)	1,063,125

27

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2010

Principal
Amount		Security	Value

		Telecommunications (continued)
$ 2,125	M	GCI, Inc., 8.625%, 2019 (a)	$ 2,175,469
5,575	M	Inmarsat Finance PLC, 7.375%, 2017 (a)	5,825,875
2,475	M	Intelsat Corp., 9.25%, 2014	2,549,250
		Intelsat Jackson Holdings, Ltd.:
750M	M	9.5%, 2016	802,500
72	M	8.5%, 2019 (a)	764,875
		Nextel Communications, Inc.:
3,550	M	5.95%, 2014	3,328,125
5,725	M	7.375%, 2015	5,467,375
		Qwest Communications International, Inc.:
3,500	M	7.5%, 2014	3,578,750
2,125	M	8%, 2015 (a)	2,273,750
1,275	M	Sprint Nextel Corp., 8.375%, 2017	1,287,750
5,050	M	Wind Acquisition Finance SA, 11.75%, 2017 (a)	5,605,500
		Windstream Corp.:
3,100	M	8.625%, 2016	3,185,250
1,550	M	7.875%, 2017	1,534,500

			51,223,656

		Transportation—1.1%
		Navios Maritime Holdings:
3,675	M	9.5%, 2014	3,720,938
775	M	8.875%, 2017 (a)	806,000
925	M	Teekay Corp., 8.5%, 2020	971,250

			5,498,188

		Utilities—5.2%
875	M	AES Corp., 9.75%, 2016 (a)	951,562
2,600	M	Calpine Construction Finance Co., LP, 8%, 2016 (a)	2,671,500
875	M	CMS Energy Corp., 8.75%, 2019	992,329
		Dynegy Holdings, Inc.:
1,375	M	7.5%, 2015 (a)	1,141,250
5,250	M	7.75%, 2019	3,990,000
1,650	M	Edison Mission Energy, 7.5%, 2013	1,439,625
1,700	M	Energy Future Holdings Corp., 10%, 2020 (a)	1,780,750
3,475	M	Intergen NV, 9%, 2017 (a)	3,596,625
1,050	M	Mirant North America, LLC, 7.375%, 2013	1,052,625

28

Principal
Amount,
Shares
or Warrants			Security	Value
			Utilities (continued)
			NRG Energy, Inc.:
$ 4,625	M		7.375%, 2017	$ 4,590,313
1,375	M		8.5%, 2019	1,399,063
2,050	M		NSG Holdings, LLC, 7.75%, 2025 (a)	1,855,250
				25,460,892
Total Value of Corporate Bonds (cost $457,928,711)				473,405,484

			COMMON STOCKS—.0%
			Automotive—.0%
37,387		*	Safelite Glass Corporation – Class “B” (b)	7,290
2,523		*	Safelite Realty Corporation (b)	25
				7,315

			Building Materials—.0%
394			Nortek, Inc. (b)	14,229

			Telecommunications—.0%
8		*	Viatel Holding (Bermuda), Ltd. (b)	—
18,224		*	World Access, Inc.	11
				11
Total Value of Common Stocks (cost $633,746)				21,555

			WARRANTS—.0%
			Building Materials—.0%
1,036		*	Nortek, Inc. (expiring 12/17/14) (b)	17,257

			Media-Cable TV—.0%
30,628		*	Charter Communications, Inc. – Class “A” (expiring 11/30/14) (b)	183,462
Total Value of Warrants (cost $13,441,395)				200,719

			SHORT-TERM INVESTMENTS—2.7%
			Money Market Fund
$ 13,240	M		First Investors Cash Reserve Fund, .22% (cost $13,240,000) (d)	13,240,000
Total Value of Investments (cost $485,243,852)			100.2%	486,867,758
Excess of Liabilities Over Other Assets			(.2)	(1,283,496)

Net Assets			100.0%	$485,584,262

29

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2010

*	Non-income producing
(a)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 4).
(b)	Securities valued at fair value (see Note 1A)
(c)	In default as to principal and/or interest payment
(d)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2010 (see Note 2).

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Corporate Bonds	$—	$473,399,155	$6,329	$473,405,484
Common Stocks	11	—	21,544	21,555
Warrants	—	—	200,719	200,719
Money Market Fund	13,240,000	—	—	13,240,000
Total Investments in Securities*	$13,240,011	$473,399,155	$228,592	$486,867,758

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

30

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments	Investments	Investments
	in	in Auction	in	Investments
	Corporate	Rate	Common	in
	Bonds	Securities	Stocks	Warrants	Total
Balance,
September 30,
2009	$2,750	$2,120,646	$14,045	$—	$2,137,441
Net purchases
(sales)	—	(2,300,000)	—	—	(2,300,000)
Change in unrealized
appreciation
(depreciation)	—	179,354	(6,730)	—	172,624
Realized
gain (loss)	—	—	—	—	—
Transfer in and/or
out of Level 3	3,579	—	14,229	200,719	218,527
Balance, March 31,
2010	$6,329	$—	$21,544	$200,719	$228,592

The following is a summary of Level 3 inputs by industry:

Media — Cable TV	$183,462
Building Materials	31,486
Automotive	7,315
Media — Diversified	3,579
Health Care	2,750
$228,592

See notes to financial statements	31

Fund Expenses (unaudited)
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/09)	(3/31/10)	(10/1/09–3/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,084.19	$7.12
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.10	$6.89

Expense Example – Class B Shares
Actual	$1,000.00	$1,081.16	$10.74
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.61	$10.40

*	Expenses are equal to the annualized expense ratio of 1.37% for Class A shares and 2.07% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total market value of investments.

32

Portfolio of Investments
TOTAL RETURN FUND
March 31, 2010

Shares		Security	Value

		COMMON STOCKS—59.8%
		Consumer Discretionary—9.9%
21,000		American Greetings Corporation – Class “A”	$ 437,640
43,500	*	Big Lots, Inc.	1,584,270
29,800	*	BorgWarner, Inc.	1,137,764
31,400		Brown Shoe Company, Inc.	486,072
64,400		CBS Corporation – Class “B”	897,736
32,800	*	CEC Entertainment, Inc.	1,249,680
47,500		Coach, Inc.	1,877,200
77,900	*	Corinthian Colleges, Inc.	1,370,261
72,500	*	GameStop Corporation – Class “A”	1,588,475
75,700		H&R Block, Inc.	1,347,460
66,400		Home Depot, Inc.	2,148,040
55,200	*	Jack in the Box, Inc.	1,299,960
40,800		Limited Brands, Inc.	1,004,496
84,600	*	Lincoln Educational Services Corporation	2,140,380
34,900		McDonald’s Corporation	2,328,528
135,300	*	Morgans Hotel Group Company	867,273
129,700		Newell Rubbermaid, Inc.	1,971,440
25,500		NIKE, Inc. – Class “B”	1,874,250
15,900		Polo Ralph Lauren Corporation – Class “A”	1,352,136
147,300	*	Ruby Tuesday, Inc.	1,556,961
57,100		Staples, Inc.	1,335,569
34,600	*	Steiner Leisure, Ltd.	1,533,472
238,800		Stewart Enterprises, Inc – Class “A”	1,492,500
35,700		Tupperware Brands Corporation	1,721,454
76,860		Wyndham Worldwide Corporation	1,977,608

			36,580,625

		Consumer Staples—8.1%
136,600		Altria Group, Inc.	2,803,032
32,700		Avon Products, Inc.	1,107,549
38,500		Coca-Cola Company	2,117,500
76,800		CVS Caremark Corporation	2,807,808
19,400	*	Dole Food Company, Inc.	229,890
12,900		Kellogg Company	689,247
40,600		McCormick & Company, Inc.	1,557,416
107,600		Nu Skin Enterprises, Inc. – Class “A”	3,131,160
32,700		PepsiCo, Inc.	2,163,432
73,000		Philip Morris International, Inc.	3,807,680
30,500		Procter & Gamble Company	1,929,735
59,800		Safeway, Inc.	1,486,628

33

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2010

Shares		Security	Value

		Consumer Staples (continued)
13,740		Tootsie Roll Industries, Inc.	$ 371,398
84,700		Walgreen Company	3,141,523
47,500		Wal-Mart Stores, Inc.	2,641,000

			29,984,998

		Energy—4.2%
19,700		Anadarko Petroleum Corporation	1,434,751
79,500	*	Cal Dive International, Inc.	582,735
28,400		ConocoPhillips	1,453,228
31,900		ExxonMobil Corporation	2,136,662
1,897		Hugoton Royalty Trust	31,376
24,786		Marathon Oil Corporation	784,229
59,700	*	Noble Corporation	2,496,654
24,300		Sasol, Ltd. (ADR)	1,002,861
79,900		Suncor Energy, Inc.	2,599,946
16,470	*	Transocean, Ltd.	1,422,679
35,600		XTO Energy, Inc.	1,679,608

			15,624,729

		Financials—6.9%
16,500		American Express Company	680,790
51,100		Ameriprise Financial, Inc.	2,317,896
33,300		Astoria Financial Corporation	482,850
20,897		Bank of America Corporation	373,011
60,600		Brookline Bancorp, Inc.	644,784
20,692		Capital One Financial Corporation	856,856
16,400	*	Citigroup, Inc.	66,420
31,650		Discover Financial Services	471,585
181,500		Financial Select Sector SPDR Fund (ETF)	2,898,555
56,650		First Mercury Financial Corporation	738,150
15,300		FirstMerit Corporation	330,021
13,324		Hartford Financial Services Group, Inc.	378,668
89,300		Hudson City Bancorp, Inc.	1,264,488
7,600		IBERIABANK Corporation	456,076
57,900		JPMorgan Chase & Company	2,591,025
24,499		KeyCorp	189,867
53,700		Morgan Stanley	1,572,873
141,000		New York Community Bancorp, Inc.	2,332,140
88,200		NewAlliance Bancshares, Inc.	1,113,084
65,300		SPDR KBW Regional Banking (ETF)	1,712,166
117,572		Sunstone Hotel Investors, Inc. (REIT)	1,313,279

34

Shares		Security	Value

		Financials (continued)
33,300		U.S. Bancorp	$ 861,804
29,100		Urstadt Biddle Properties – Class “A” (REIT)	460,071
19,100		Webster Financial Corporation	334,059
35,800		Wells Fargo & Company	1,114,096

			25,554,614

		Health Care—7.1%
52,300		Abbott Laboratories	2,755,164
15,100	*	Amgen, Inc.	902,376
18,500		Baxter International, Inc.	1,076,700
26,500		Becton, Dickinson & Company	2,086,345
23,700	*	Genzyme Corporation	1,228,371
39,300	*	Gilead Sciences, Inc.	1,787,364
16,300	*	inVentiv Health, Inc.	366,098
57,800		Johnson & Johnson	3,768,560
22,700	*	Laboratory Corporation of America Holdings	1,718,617
43,300		Medtronic, Inc.	1,949,799
31,600		Merck & Company, Inc.	1,180,260
16,500		Perrigo Company	968,880
135,380		Pfizer, Inc.	2,321,767
32,200	*	PSS World Medical, Inc.	757,022
39,900		Sanofi-Aventis (ADR)	1,490,664
21,100	*	St. Jude Medical, Inc.	866,155
21,200	*	Thermo Fisher Scientific, Inc.	1,090,528

			26,314,670

		Industrials—8.6%
25,100		3M Company	2,097,607
45,100	*	AAR Corporation	1,119,382
27,600		Alexander & Baldwin, Inc.	912,180
35,504	*	Altra Holdings, Inc.	487,470
51,800	*	Armstrong World Industries, Inc.	1,880,858
19,600		Baldor Electric Company	733,040
13,200		Caterpillar, Inc.	829,620
57,600	*	Chicago Bridge & Iron Company NV – NY Shares	1,339,776
37,400	*	Esterline Technologies Corporation	1,848,682
47,000	*	Generac Holdings, Inc.	658,470
72,200		General Electric Company	1,314,040
15,900		Harsco Corporation	507,846
46,100		Honeywell International, Inc.	2,086,947
41,300		IDEX Corporation	1,367,030

35

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2010

Shares		Security	Value

		Industrials (continued)
17,700		Lockheed Martin Corporation	$ 1,472,994
32,900	*	Mistras Group, Inc.	328,671
70,600	*	Mobile Mini, Inc.	1,093,594
19,600		Northrop Grumman Corporation	1,285,172
61,647	*	PGT, Inc.	111,581
27,000	*	Pinnacle Airlines Corporation	200,610
24,400		Raytheon Company	1,393,728
32,110		Republic Services, Inc.	931,832
111,300		TAL International Group, Inc.	2,223,774
61,600		Textainer Group Holdings, Ltd.	1,327,480
53,275		Tyco International, Ltd.	2,037,769
32,300		United Technologies Corporation	2,377,603

			31,967,756

		Information Technology—10.5%
18,300	*	Avago Technologies, Ltd.	376,248
146,000	*	Brocade Communications Systems, Inc.	833,660
23,000	*	CACI International, Inc. – Class “A”	1,123,550
64,600	*	Cisco Systems, Inc.	1,681,538
116,600	*	EMC Corporation	2,103,464
24,700		Harris Corporation	1,173,003
48,500		Hewlett-Packard Company	2,577,775
58,400		Intel Corporation	1,299,984
35,300		International Business Machines Corporation	4,527,225
90,500		Intersil Corporation – Class “A”	1,335,780
148,400		Microsoft Corporation	4,343,668
118,500		National Semiconductor Corporation	1,712,325
54,950	*	NCI, Inc. – Class “A”	1,661,139
119,900		Nokia Corporation – Class “A” (ADR)	1,863,246
80,300	*	Parametric Technology Corporation	1,449,415
77,400		QUALCOMM, Inc.	3,250,026
80,875	*	SRA International, Inc. – Class “A”	1,681,391
137,000	*	Symantec Corporation	2,318,040
45,500		Tyco Electronics, Ltd.	1,250,340
97,476		Western Union Company	1,653,193
19,600		Xilinx, Inc.	499,800

			38,714,810

36

Shares or
Principal
Amount		Security	Value

		Materials—2.8%
57,000		Bemis Company, Inc.	$ 1,637,040
40,400		Celanese Corporation – Series “A”	1,286,740
26,900		Freeport-McMoRan Copper & Gold, Inc.	2,247,226
51,800		Olin Corporation	1,016,316
13,600		Praxair, Inc.	1,128,800
80,600		RPM International, Inc.	1,720,004
56,950		Temple-Inland, Inc.	1,163,488

			10,199,614

		Telecommunication Services—1.3%
75,800		AT&T, Inc.	1,958,672
91,100		Verizon Communications, Inc.	2,825,922

			4,784,594

		Utilities—.4%
32,100		Atmos Energy Corporation	917,097
15,700		Consolidated Edison, Inc.	699,278

			1,616,375

Total Value of Common Stocks (cost $189,428,654)			221,342,785

		CORPORATE BONDS—25.8%
		Aerospace/Defense—.9%
$ 1,000	M	BAE Systems Holdings, Inc., 4.95%, 2014 (a)	1,050,218
1,000	M	Lockheed Martin Corp., 4.25%, 2019	968,771
1,000	M	United Technologies Corp., 6.125%, 2019	1,126,717

			3,145,706

		Agriculture—.6%
1,000	M	Cargill, Inc., 6%, 2017 (a)	1,087,141
1,000	M	Potash Corp. of Saskatchewan, Inc., 4.875%, 2020	1,003,679

			2,090,820

		Automotive—.3%
1,000	M	Daimler Chrysler NA, LLC, 6.5%, 2013	1,109,539

		Chemicals—.3%
1,000	M	Chevron Phillips Chemicals, Co., LLC, 8.25%, 2019 (a)	1,195,813

37

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2010

Principal
Amount		Security	Value

		Consumer Durables—.5%
$ 1,000	M	Black & Decker Corp., 8.95%, 2014	$ 1,184,985
700	M	Newell Rubbermaid, Inc., 6.75%, 2012	755,539

			1,940,524

		Energy—3.7%
1,000	M	Canadian Natural Resources, Ltd., 5.9%, 2018	1,083,950
500	M	Canadian Oil Sands, Ltd., 7.75%, 2019 (a)	589,225
1,000	M	ConocoPhillips, 5.75%, 2019	1,092,000
1,000	M	Energy Transfer Partners, LP, 8.5%, 2014	1,164,339
500	M	Kinder Morgan Finance Co., 5.35%, 2011	511,250
981	M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014 (a)	1,073,987
1,000	M	Nabors Industries, Inc., 5.375%, 2012	1,070,805
1,000	M	Nexen, Inc., 6.4%, 2037	1,011,271
1,000	M	Northern Border Partners, LP, 7.1%, 2011	1,044,450
1,000	M	Shell International Finance BV, 3.25%, 2015	1,006,222
500	M	Spectra Energy Capital, LLC, 6.2%, 2018	540,042
1,000	M	Suncor Energy, Inc., 6.1%, 2018	1,079,225
1,000	M	Trans-Canada Pipelines, Ltd., 7.625%, 2039	1,222,548
1,000	M	Valero Energy Corp., 6.875%, 2012	1,084,193

			13,573,507

		Financial Services—2.9%
1,000	M	American Express Co., 7%, 2018	1,137,554
1,000	M	American General Finance Corp., 6.9%, 2017	877,160
1,000	M	Ameriprise Financial, Inc., 5.3%, 2020	1,013,584
625	M	Berkshire Hathaway, Inc., 3.2%, 2015	631,039
1,000	M	BlackRock, Inc., 5%, 2019	1,002,931
1,000	M	Caterpillar Financial Services Corp., 5.85%, 2017	1,085,626
1,000	M	CoBank, ACB, 7.875%, 2018 (a)	1,081,524
927	M	Ford Motor Credit Co., 9.75%, 2010	949,330
1,000	M	General Electric Capital Corp., 4.375%, 2015	1,032,356
1,000	M	Harley-Davidson Funding Corp., 5.75%, 2014 (a)	1,020,259
1,000	M	Prudential Financial, Inc., 6%, 2017	1,059,968

			10,891,331

		Financials—3.2%
1,000	M	Bank of America Corp., 5.65%, 2018	1,013,297
1,000	M	Barclays Bank, PLC, 5.125%, 2020	987,939
1,000	M	Bear Stearns Cos., Inc., 7.25%, 2018	1,157,453
1,000	M	Citigroup, Inc., 6.375%, 2014	1,069,318

38

Principal
Amount		Security	Value

		Financials (continued)
$ 1,000	M	Goldman Sachs Group, Inc., 6.45%, 2036	$ 969,916
500	M	Hibernia Corp., 5.35%, 2014	494,276
1,000	M	JPMorgan Chase & Co., 3.7%, 2015	1,007,256
1,000	M	Merrill Lynch & Co., Inc., 5.45%, 2013	1,058,704
1,000	M	Morgan Stanley, 5.3%, 2013	1,064,952
1,000	M	Nationsbank Corp., 7.8%, 2016	1,111,132
1,000	M	SunTrust Banks, Inc., 6%, 2017	1,014,413
1,000	M	Wells Fargo & Co., 3.75%, 2014	1,013,152

			11,961,808

		Food/Beverage/Tobacco—2.6%
1,000	M	Altria Group, Inc., 10.2%, 2039	1,344,500
1,000	M	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 2019 (a)	1,150,261
1,170	M	Bunge Limited Finance Corp., 5.875%, 2013	1,247,145
1,000	M	Coca-Cola Enterprises, Inc., 7.125%, 2017	1,175,906
1,270	M	ConAgra Foods, Inc., 5.875%, 2014	1,395,571
1,000	M	Diageo Capital, PLC, 5.75%, 2017	1,085,158
1,000	M	Dr. Pepper Snapple Group, Inc., 6.82%, 2018	1,144,216
1,000	M	Philip Morris International, Inc., 5.65%, 2018	1,078,433

			9,621,190

		Food/Drug—.3%
935	M	CVS Caremark Corp., 6.125%, 2039	932,425

		Forest Products/Containers—.2%
650	M	International Paper Co., 9.375%, 2019	813,876

		Health Care—1.2%
1,000	M	Biogen IDEC, Inc., 6.875%, 2018	1,097,635
1,200	M	Novartis, 5.125%, 2019	1,274,124
1,000	M	Pfizer, Inc., 6.2%, 2019	1,131,453
1,000	M	Roche Holdings, Inc., 6%, 2019 (a)	1,107,054

			4,610,266

		Information Technology—1.1%
1,000	M	Cisco Systems, Inc., 4.45%, 2020	996,411
1,000	M	Dell, Inc., 5.875%, 2019	1,084,086
1,000	M	Pitney Bowes, Inc., 5%, 2015	1,070,553
1,000	M	Xerox Corp., 5.5%, 2012	1,061,232

			4,212,282

39

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2010

Principal
Amount		Security	Value

		Manufacturing—.6%
$ 1,000	M	Ingersoll-Rand Global Holdings Co., 6.875%, 2018	$ 1,126,372
1,000	M	John Deere Capital Corp., 5.35%, 2018	1,065,817

			2,192,189

		Media-Broadcasting—1.3%
1,000	M	British Sky Broadcasting Group, PLC, 9.5%, 2018 (a)	1,288,173
1,000	M	Comcast Corp., 5.15%, 2020	1,010,931
		Cox Communications, Inc.:
800	M	5.5%, 2015	863,233
500	M	8.375%, 2039 (a)	627,303
1,000	M	Time Warner Cable, Inc., 6.2%, 2013	1,104,309

			4,893,949

		Media-Diversified—.4%
1,000	M	McGraw-Hill Cos., Inc., 5.9%, 2017	1,058,010
500	M	News America, Inc., 5.3%, 2014	548,433

			1,606,443

		Metals/Mining—1.1%
1,000	M	ArcelorMittal, 6.125%, 2018	1,051,392
1,000	M	Newmont Mining Corp., 5.125%, 2019	1,007,837
1,000	M	Rio Tinto Finance USA, Ltd., 6.5%, 2018	1,127,398
1,000	M	Vale Overseas, Ltd., 5.625%, 2019	1,037,638

			4,224,265

		Real Estate Investment Trusts—.6%
1,000	M	ProLogis, 7.625%, 2014	1,094,409
1,000	M	Simon Property Group, LP, 5.75%, 2015	1,059,174

			2,153,583

		Telecommunications—1.0%
1,000	M	AT&T, Inc., 5.8%, 2019	1,070,807
800	M	GTE Corp., 6.84%, 2018	884,734
1,000	M	Verizon Communications, Inc., 8.75%, 2018	1,256,497
400	M	Verizon Wireless Capital, LLC, 5.55%, 2014	437,515

			3,649,553

40

Principal
Amount		Security	Value

		Transportation—.3%
		GATX Corp.:
$ 500	M	8.75%, 2014	$ 574,011
500	M	4.75%, 2015	496,823

			1,070,834

		Utilities—2.4%
1,000	M	Consolidated Edison Co. of New York, 7.125%, 2018	1,181,779
1,000	M	Duke Energy Corp., 3.35%, 2015	994,771
1,000	M	E. ON International Finance BV, 5.8%, 2018 (a)	1,083,016
1,000	M	Electricite de France SA, 6.5%, 2019 (a)	1,124,039
161	M	Entergy Gulf States, Inc., 5.25%, 2015	160,823
1,000	M	Exelon Generation Co., LLC, 6.2%, 2017	1,089,921
757	M	Great River Energy Co., 5.829%, 2017 (a)	837,145
1,000	M	Ohio Power Co., 5.375%, 2021	1,022,976
1,000	M	Sempra Energy, 9.8%, 2019	1,301,660

			8,796,130

		Waste Management—.3%
1,000	M	Allied Waste NA, Inc., 7.125%, 2016	1,087,602

Total Value of Corporate Bonds (cost $90,468,529)			95,773,635

		MORTGAGE-BACKED SECURITIES—8.7%
		Fannie Mae—6.6%
9,736	M	5.5%, 5/1/2033 – 1/1/2037	10,300,379
8,666	M	6%, 5/1/2036 – 7/1/2038	9,239,362
2,938	M	6.5%, 11/1/2033 – 6/1/2036	3,213,141
1,394	M	7%, 3/1/2032 – 8/1/2032	1,589,571

			24,342,453

		Freddie Mac—2.1%
4,190	M	5.5%, 5/1/2038 – 10/1/2039	4,430,233
2,970	M	6%, 9/1/2032 – 5/1/2038	3,205,386

			7,635,619

Total Value of Mortgage-Backed Securities (cost $30,478,763)			31,978,072

41

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2010

Principal
Amount		Security	Value

		U.S. GOVERNMENT AGENCY
		OBLIGATIONS—2.1%
$2,000	M	Fannie Mae, 2.5%, 2014	$ 2,013,336
		Federal Farm Credit Bank:
1,000	M	1.875%, 2012	1,005,591
1,000	M	1.75%, 2013	998,295
		Tennessee Valley Authority:
1,450	M	4.375%, 2015	1,544,060
2,000	M	4.5%, 2018	2,066,670

Total Value of U.S. Government Agency Obligations (cost $7,534,169)			7,627,952

		MUNICIPAL BONDS—2.0%
1,000	M	Atlanta GA Wtr. & Wastewtr. Rev. Series “A”, 6%, 2029	1,052,020
1,000	M	Connecticut St. Hlth. & Educ. Facs. Rev. Series “A-2”, 5%, 2040	1,058,450
1,000	M	Hawaii State, Series “DQ” 5%, 2028	1,084,450
1,000	M	Lower Colorado River Auth. TX Rev., 5.5%, 2033	1,062,550
1,000	M	Massachusetts St. Hlth. & Educ. Facs.Rev. Series “A”, 5%, 2034	1,078,470
1,000	M	Minnesota State Ref. Various Purpose, Series “H”, 5%, 2029	1,093,500
1,000	M	Salt River Proj. AZ Agric. Impt. & Pwr. Dist. Elec. Sys.
		Rev. Series “A”, 5%, 2029	1,071,250

Total Value of Municipal Bonds (cost $7,267,968)			7,500,690

		U.S. GOVERNMENT FDIC
		GUARANTEED DEBT—.8%
		Financials
2,900	M	Citigroup Funding, Inc., 1.875%, 2012 (cost $2,909,754)	2,924,949

		SHORT-TERM CORPORATE NOTES—.4%
		Money Market Fund
1,400	M	First Investors Cash Reserve Fund, .22% (cost $1,400,000) (b)	1,400,000

Total Value of Investments (cost $329,487,837)		99.6%	368,548,083
Other Assets, Less Liabilities		.4	1,316,241

Net Assets		100.0%	$369,864,324

42

*	Non-income producing
(a)	Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 4).
(b)	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2010 (see Note 2).

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$221,342,785	$—	$—	$221,342,785
Corporate Bonds	—	95,773,635	—	95,773,635
Mortgage-Backed Certificates	—	31,978,072	—	31,978,072
U.S. Government Agency
Obligations	—	7,627,952	—	7,627,952
Municipal Bonds	—	7,500,690	—	7,500,690
U.S. Government FDIC
Guaranteed Debt	—	2,924,949	—	2,924,949
Money Market Fund	1,400,000	—	—	1,400,000
Total Investments in Securities*	$222,742,785	$145,805,298	$—	$368,548,083

*	The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

See notes to financial statements	43

Fund Expenses (unaudited)
VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/09)	(3/31/10)	(10/1/09–3/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,107.84	$7.30
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.00	$6.99

Expense Example – Class B Shares
Actual	$1,000.00	$1,104.07	$10.96
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.51	$10.50

*	Expenses are equal to the annualized expense ratio of 1.39% for Class A shares and 2.09% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total market value of investments.

44

Portfolio of Investments
VALUE FUND
March 31, 2010

Shares		Security	Value

		COMMON STOCKS—95.6%
		Consumer Discretionary—11.7%
28,400		Best Buy Company, Inc.	$ 1,208,136
28,700		Bob Evans Farms, Inc.	887,117
43,300		Carnival Corporation	1,683,504
78,900		Cinemark Holdings, Inc.	1,447,026
86,800		Comcast Corporation – Special Shares “A”	1,559,796
73,700		Family Dollar Stores, Inc.	2,698,157
40,300		Fortune Brands, Inc.	1,954,953
65,100		Genuine Parts Company	2,750,475
100,300		H&R Block, Inc.	1,785,340
80,900		Home Depot, Inc.	2,617,115
45,900		J.C. Penney Company, Inc.	1,476,603
100,400		Lowe’s Companies, Inc.	2,433,696
50,700		McDonald’s Corporation	3,382,704
73,100		Newell Rubbermaid, Inc.	1,111,120
35,900		Omnicom Group, Inc.	1,393,279
104,300		Pearson, PLC (ADR)	1,636,467
128,400	*	Ruby Tuesday, Inc.	1,357,188
88,900		Staples, Inc.	2,079,371
66,533		Time Warner, Inc.	2,080,487
129,100		Walt Disney Company	4,506,881
44,220		Wyndham Worldwide Corporation	1,137,781

			41,187,196

		Consumer Staples—17.5%
74,600		Avon Products, Inc.	2,526,702
27,700		Clorox Company	1,776,678
91,000		Coca-Cola Company	5,005,000
65,400		ConAgra Foods, Inc.	1,639,578
45,800		Costco Wholesale Corporation	2,734,718
53,100		CVS/Caremark Corporation	1,941,336
51,800		Diageo, PLC (ADR)	3,493,910
55,900		H.J. Heinz Company	2,549,599
48,400		Hershey Corporation	2,072,004
69,800		Kimberly-Clark Corporation	4,389,024
169,700		Kraft Foods, Inc. – Class “A”	5,131,728
82,200		Kroger Company	1,780,452
46,100		McCormick & Company, Inc.	1,768,396
77,113		PepsiCo, Inc.	5,101,796
79,600		Philip Morris International, Inc.	4,151,936
26,600		Procter & Gamble Company	1,682,982

45

Portfolio of Investments (continued)
VALUE FUND
March 31, 2010

Shares	Security	Value

	Consumer Staples (continued)
44,800	Ruddick Corporation	$ 1,417,472
48,050	Safeway, Inc.	1,194,523
190,200	Sara Lee Corporation	2,649,486
78,800	Walgreen Company	2,922,692
101,800	Wal-Mart Stores, Inc.	5,660,080

		61,590,092

	Energy—8.9%
42,500	Anadarko Petroleum Corporation	3,095,275
53,500	BP, PLC (ADR)	3,053,245
59,517	Chevron Corporation	4,513,174
69,700	ConocoPhillips	3,566,549
31,300	Diamond Offshore Drilling, Inc.	2,779,753
50,300	ExxonMobil Corporation	3,369,094
25,100	Hess Corporation	1,570,005
110,600	Marathon Oil Corporation	3,499,384
55,800	Royal Dutch Shell, PLC – Class “A” (ADR)	3,228,588
53,700	Tidewater, Inc.	2,538,399

		31,213,466

	Financials—15.4%
38,300	ACE, Ltd.	2,003,090
42,500	Allstate Corporation	1,373,175
42,700	Ameriprise Financial, Inc.	1,936,872
48,300	Aon Corporation	2,062,893
36,700	Aspen Insurance Holdings, Ltd.	1,058,428
167,200	Bank Mutual Corporation	1,086,800
130,887	Bank of America Corporation	2,336,333
92,328	Bank of New York Mellon Corporation	2,851,089
20,721	Brookfield Asset Management, Inc. – Class “A”	526,728
42,403	Capital One Financial Corporation	1,755,908
48,656	Chubb Corporation	2,522,814
62,847	Cincinnati Financial Corporation	1,816,278
44,800	Comerica, Inc.	1,704,192
40,200	EMC Insurance Group, Inc.	905,304
41,066	Erie Indemnity Company – Class “A”	1,771,176
85,900	First Potomac Realty Trust (REIT)	1,291,077
125,700	Hudson City Bancorp, Inc.	1,779,912
28,500	IBERIABANK Corporation	1,710,285
86,800	Invesco, Ltd.	1,901,788
237,200	Investors Real Estate Trust (REIT)	2,139,544

46

Shares		Security	Value

		Financials (continued)
100,200		JPMorgan Chase & Company	$ 4,483,950
59,900		Morgan Stanley	1,754,471
136,100		NewAlliance Bancshares, Inc.	1,717,582
145,300		People’s United Financial, Inc.	2,272,492
44,900		Plum Creek Timber Company, Inc. (REIT)	1,747,059
33,400		PNC Financial Services Group, Inc.	1,993,980
53,600		Protective Life Corporation	1,178,664
25,000		Waddell & Reed Financial, Inc. – Class “A”	901,000
87,200		Wells Fargo & Company	2,713,664
107,400		Westfield Financial, Inc.	987,006

			54,283,554

		Health Care—8.1%
103,800		Abbott Laboratories	5,468,184
33,400		Becton, Dickinson & Company	2,629,582
32,675		Covidien PLC	1,642,899
62,500		GlaxoSmithKline, PLC (ADR)	2,407,500
98,400		Johnson & Johnson	6,415,680
51,900		Medtronic, Inc.	2,337,057
38,811		Merck & Company. Inc.	1,449,591
55,100		Novartis AG (ADR)	2,980,910
189,500		Pfizer, Inc.	3,249,925

			28,581,328

		Industrials—11.0%
41,000		3M Company	3,426,370
43,200		ABM Industries, Inc.	915,840
31,500		Alexander & Baldwin, Inc.	1,041,075
30,600	*	Armstrong World Industries, Inc.	1,111,086
47,400		Avery Dennison Corporation	1,725,834
32,700		Baldor Electric Company	1,222,980
57,200		Dover Corporation	2,674,100
21,800		Emerson Electric Company	1,097,412
41,100		Equifax, Inc.	1,471,380
45,100		General Dynamics Corporation	3,481,720
149,800		General Electric Company	2,726,360
76,000		Honeywell International, Inc.	3,440,520
54,900		Illinois Tool Works, Inc.	2,600,064
52,700		ITT Corporation	2,825,247
17,280		Lawson Products, Inc.	267,322
21,800		Lockheed Martin Corporation	1,814,196

47

Portfolio of Investments (continued)
VALUE FUND
March 31, 2010

Shares		Security	Value

		Industrials (continued)
51,600		Pitney Bowes, Inc.	$ 1,261,620
47,800		Textainer Group Holdings, Ltd.	1,030,090
38,175		Tyco International, Ltd.	1,460,194
51,000		United Parcel Service, Inc. – Class “B”	3,284,910

			38,878,320

		Information Technology—9.1%
83,700		Automatic Data Processing, Inc.	3,722,139
108,600		AVX Corporation	1,542,120
58,865		Bel Fuse, Inc. – Class “B”	1,186,130
56,900	*	Electronic Arts, Inc.	1,061,754
87,400		Hewlett-Packard Company	4,645,310
83,700		Intel Corporation	1,863,162
15,100		International Business Machines Corporation	1,936,575
114,600		Intersil Corporation – Class “A”	1,691,496
125,925		Methode Electronics, Inc.	1,246,657
154,200		Microsoft Corporation	4,513,434
86,800		Molex, Inc.	1,810,648
121,500		National Semiconductor Corporation	1,755,675
132,300		Nokia Corporation – Class “A” (ADR)	2,055,942
72,000		Texas Instruments, Inc.	1,761,840
51,275		Tyco Electronics, Ltd.	1,409,037

			32,201,919

		Materials—5.7%
20,900		Air Products & Chemicals, Inc.	1,545,555
70,200		Alcoa, Inc.	999,648
92,200		Bemis Company, Inc.	2,647,984
22,600		Compass Minerals International, Inc.	1,813,198
106,300		Dow Chemical Company	3,143,291
114,000		DuPont (E.I.) de Nemours & Company	4,245,360
80,300		Glatfelter	1,163,547
29,100		PPG Industries, Inc.	1,903,140
87,200		Sonoco Products Company	2,684,888

			20,146,611

48

Shares or
Principal
Amount		Security	Value

		Telecommunication Services—3.6%
172,830		AT&T, Inc.	$ 4,465,927
29,045		CenturyTel, Inc.	1,029,936
23,900		Telephone & Data Systems, Inc.	809,015
39,900		Telephone & Data Systems, Inc. – Special Shares	1,190,616
166,628		Verizon Communications, Inc.	5,168,800

			12,664,294

		Utilities—4.6%
50,900		American Electric Power Company, Inc.	1,739,762
20,150		American States Water Company	699,205
61,100		Duke Energy Corporation	997,152
37,400		FPL Group, Inc.	1,807,542
73,650		MDU Resources Group, Inc.	1,589,367
130,300		NiSource, Inc.	2,058,740
36,800		ONEOK, Inc.	1,679,920
67,500		Portland General Electric Company	1,303,425
56,700		Southwest Gas Corporation	1,696,464
61,700		Vectren Corporation	1,525,224
21,700		Wisconsin Energy Corporation	1,072,197

			16,168,998

Total Value of Common Stocks (cost $297,497,582)			336,915,778

		PREFERRED STOCKS—.6%
		Telecommunication Services—.4%
49,800		AT&T, Inc., 6.375%, 2056	1,313,724
		Utilities—.2%
36,600		Entergy Louisiana, LLC, 7.6%, 2032	918,294

Total Value of Preferred Stocks (cost $2,171,926)			2,232,018

		SHORT-TERM INVESTMENTS—3.8%
		Money Market Fund
$ 13,315	M	First Investors Cash Reserve Fund, .22% (cost $13,315,000)**	13,315,000

Total Value of Investments (cost $312,984,508)		100.0%	352,462,796
Excess of Liabilities Over Other Assets		—	(63,758)

Net Assets		100.0%	$352,399,038

49

Portfolio of Investments (continued)
VALUE FUND
March 31, 2010

*	Non-income producing
**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2010 (see Note 2).

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$336,915,778	$—	$—	$336,915,778
Preferred Stocks	2,232,018	—	—	2,232,018
Money Market Fund	13,315,000	—	—	13,315,000
Total Investments in Securities*	$352,462,796	$—	$—	$352,462,796

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

50	See notes to financial statements

Fund Expenses (unaudited)
BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/09)	(3/31/10)	(10/1/09–3/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,100.13	$7.64
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.65	$7.34

Expense Example – Class B Shares
Actual	$1,000.00	$1,096.33	$11.29
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.16	$10.85

*	Expenses are equal to the annualized expense ratio of 1.46% for Class A shares and 2.16% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total market value of investments.

51

Portfolio of Investments
BLUE CHIP FUND
March 31, 2010

Shares		Security	Value

		COMMON STOCKS—99.4%
		Consumer Discretionary—9.7%
53,600		Best Buy Company, Inc.	$ 2,280,144
169,150		Comcast Corporation – Special Class “A”	3,039,625
115,900		H&R Block, Inc.	2,063,020
94,000		Home Depot, Inc.	3,040,900
48,300	*	Kohl’s Corporation	2,645,874
167,000		Lowe’s Companies, Inc.	4,048,080
45,800		McDonald’s Corporation	3,055,776
29,000		NIKE, Inc. – Class “B”	2,131,500
52,800		Omnicom Group, Inc.	2,049,168
92,500		Staples, Inc.	2,163,575
57,500		Target Corporation	3,024,500
97,433		Time Warner, Inc.	3,046,730
70,600	*	Viacom, Inc. – Class “B”	2,427,228
123,600		Walt Disney Company	4,314,876

			39,330,996

		Consumer Staples—15.1%
67,100		Avon Products, Inc.	2,272,677
49,915		Clorox Company	3,201,548
105,000		Coca-Cola Company	5,775,000
46,900		Costco Wholesale Corporation	2,800,399
115,000		CVS Caremark Corporation	4,204,400
38,300		Kellogg Company	2,046,369
69,300		Kimberly-Clark Corporation	4,357,584
128,024		Kraft Foods, Inc. – Class “A”	3,871,446
97,200		Kroger Company	2,105,352
116,000		PepsiCo, Inc.	7,674,560
94,600		Philip Morris International, Inc.	4,934,336
91,960		Procter & Gamble Company	5,818,309
115,000		Walgreen Company	4,265,350
136,130		Wal-Mart Stores, Inc.	7,568,828

			60,896,158

		Energy—10.3%
42,000		BP, PLC (ADR)	2,396,940
106,600		Chevron Corporation	8,083,478
89,870		ConocoPhillips	4,598,648
48,500		Devon Energy Corporation	3,124,855
163,200		ExxonMobil Corporation	10,931,136

52

Shares		Security	Value

		Energy (continued)
68,990		Halliburton Company	$ 2,078,669
33,700		Hess Corporation	2,107,935
66,100		Marathon Oil Corporation	2,091,404
64,400		Schlumberger, Ltd.	4,086,824
24,251	*	Transocean, Ltd.	2,094,801

			41,594,690

		Financials—13.1%
52,400		ACE, Ltd.	2,740,520
65,300		Allstate Corporation	2,109,843
97,100		American Express Company	4,006,346
59,000		Ameriprise Financial, Inc.	2,676,240
170,236		Bank of America Corporation	3,038,712
134,287		Bank of New York Mellon Corporation	4,146,783
56,700		Capital One Financial Corporation	2,347,947
50,700		Chubb Corporation	2,628,795
143,800		Hudson City Bancorp, Inc.	2,036,208
173,668		JPMorgan Chase & Company	7,771,643
89,500		Marsh & McLennan Companies, Inc.	2,185,590
48,300		MetLife, Inc.	2,093,322
70,700		Morgan Stanley	2,070,803
37,900		Northern Trust Corporation	2,094,354
53,000		State Street Corporation	2,392,420
57,700		Travelers Companies, Inc.	3,112,338
86,500		U.S. Bancorp	2,238,620
106,500		Wells Fargo & Company	3,314,280

			53,004,764

		Health Care—14.5%
122,600		Abbott Laboratories	6,458,568
69,900	*	Amgen, Inc.	4,177,224
145,800		Bristol-Myers Squibb Company	3,892,860
26,800		C.R. Bard, Inc.	2,321,416
48,800	*	Gilead Sciences, Inc.	2,219,424
169,200		Johnson & Johnson	11,031,840
31,300		McKesson Corporation	2,057,036
93,500		Medtronic, Inc.	4,210,305
88,700		Merck & Company. Inc.	3,312,945
77,300		Novartis AG (ADR)	4,181,930
345,178		Pfizer, Inc.	5,919,803
37,600		Quest Diagnostics, Inc.	2,191,704

53

Portfolio of Investments (continued)
BLUE CHIP FUND
March 31, 2010

Shares		Security	Value

		Health Care (continued)
61,100	*	St. Jude Medical, Inc.	$ 2,508,155
32,600		Teva Pharmaceutical Industries, Ltd. (ADR)	2,056,408
36,000	*	Zimmer Holdings, Inc.	2,131,200

			58,670,818

		Industrials—11.7%
48,700		3M Company	4,069,859
39,100		Danaher Corporation	3,124,481
41,000		Emerson Electric Company	2,063,940
391,500		General Electric Company	7,125,300
73,700		Honeywell International, Inc.	3,336,399
43,500		Illinois Tool Works, Inc.	2,060,160
72,100		Ingersoll-Rand, PLC	2,514,127
61,200		ITT Corporation	3,280,932
41,000		Lockheed Martin Corporation	3,412,020
37,600		Northrop Grumman Corporation	2,465,432
46,500		Raytheon Company	2,656,080
67,475		Tyco International, Ltd.	2,580,919
36,600		United Parcel Service, Inc. – Class “B”	2,357,406
83,900		United Technologies Corporation	6,175,879

			47,222,934

		Information Technology—18.3%
186,900		Activision Blizzard, Inc.	2,254,014
57,500	*	Adobe Systems, Inc.	2,033,775
16,900	*	Apple, Inc.	3,970,317
49,000		Automatic Data Processing, Inc.	2,179,030
272,200	*	Cisco Systems, Inc.	7,085,366
178,425	*	EMC Corporation	3,218,787
135,000		Hewlett-Packard Company	7,175,250
281,700		Intel Corporation	6,270,642
53,600		International Business Machines Corporation	6,874,200
510,745		Microsoft Corporation	14,949,506
149,200		Nokia Corporation – Class “A” (ADR)	2,318,568
179,000		Oracle Corporation	4,598,510
63,170		QUALCOMM, Inc.	2,652,508
117,300	*	Symantec Corporation	1,984,716

54

Shares or
Principal
Amount			Security		Value

			Information Technology (continued)
99,600			Texas Instruments, Inc.		$ 2,437,212
119,600			Western Union Company		2,028,416
125,600		*	Yahoo!, Inc.		2,076,168

					74,106,985

			Materials—2.0%
68,200			Dow Chemical Company		2,016,674
102,900			DuPont (E.I.) de Nemours & Company		3,831,996
33,700			PPG Industries, Inc.		2,203,980

					8,052,650

			Telecommunication Services—2.8%
201,300			AT&T, Inc.		5,201,592
200,600			Verizon Communications, Inc.		6,222,612

					11,424,204

			Utilities—1.9%
62,500			American Electric Power, Inc.		2,136,250
141,800			Duke Energy Corporation		2,314,176
62,200			FPL Group, Inc.		3,006,126

					7,456,552

Total Value of Common Stocks (cost $313,754,230)					401,760,751

			SHORT-TERM INVESTMENTS—.4%
			Money Market Fund
$ 1,750	M		First Investors Cash Reserve Fund, .22% (cost $1,750,000)**		1,750,000

Total Value of Investments (cost $315,504,230)				99.8%	403,510,751
Other Assets, Less Liabilities				.2	755,246

Net Assets				100.0%	$404,265,997

55

Portfolio of Investments (continued)
BLUE CHIP FUND
March 31, 2010

*	Non-income producing
**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2010 (see Note 2).

Summary of Abbreviations:
	ADR	American Depositary Receipts

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$401,760,751	$—	$—	$401,760,751
Money Market Fund	1,750,000	—	—	1,750,000
Total Investments in Securities*	$403,510,751	$—	$—	$403,510,751

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

56	See notes to financial statements

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/09)	(3/31/10)	(10/1/09–3/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,124.91	$7.36
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.00	$6.99

Expense Example – Class B Shares
Actual	$1,000.00	$1,122.11	$11.06
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.51	$10.50

*	Expenses are equal to the annualized expense ratio of 1.39% for Class A shares and 2.09% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total market value of investments.

57

Portfolio of Investments
GROWTH & INCOME FUND
March 31, 2010

Shares		Security	Value

		COMMON STOCKS—99.6%
		Consumer Discretionary—16.6%
65,000		American Greetings Corporation – Class “A”	$ 1,354,600
135,000	*	Big Lots, Inc.	4,916,700
110,000	*	BorgWarner, Inc.	4,199,800
99,025		Brown Shoe Company, Inc.	1,532,907
195,000		CBS Corporation – Class “B”	2,718,300
100,000	*	CEC Entertainment, Inc.	3,810,000
146,250		Coach, Inc.	5,779,800
240,000	*	Corinthian Colleges, Inc.	4,221,600
225,000	*	GameStop Corporation – Class “A”	4,929,750
233,300		H&R Block, Inc.	4,152,740
200,000		Home Depot, Inc.	6,470,000
160,000	*	Jack in the Box, Inc.	3,768,000
125,000		Limited Brands, Inc.	3,077,500
262,000	*	Lincoln Educational Services Corporation	6,628,600
110,000		McDonald’s Corporation	7,339,200
445,000	*	Morgans Hotel Group Company	2,852,450
400,000		Newell Rubbermaid, Inc.	6,080,000
75,000		NIKE, Inc. – Class “B”	5,512,500
48,750		Polo Ralph Lauren Corporation – Class “A”	4,145,700
450,000	*	Ruby Tuesday, Inc.	4,756,500
175,500		Staples, Inc.	4,104,945
105,002	*	Steiner Leisure, Ltd.	4,653,689
741,800		Stewart Enterprises, Inc. – Class “A”	4,636,250
110,000		Tupperware Brands Corporation	5,304,200
234,000		Wyndham Worldwide Corporation	6,020,820

			112,966,551

		Consumer Staples—13.4%
420,000		Altria Group, Inc.	8,618,400
100,000		Avon Products, Inc.	3,387,000
115,000		Coca-Cola Company	6,325,000
240,000		CVS Caremark Corporation	8,774,400
60,000	*	Dole Food Company, Inc.	711,000
40,000		Kellogg Company	2,137,200
125,000		McCormick & Company, Inc.	4,795,000
327,300		Nu Skin Enterprises, Inc. – Class “A”	9,524,430
100,000		PepsiCo, Inc.	6,616,000
225,000		Philip Morris International, Inc.	11,736,000
90,562		Procter & Gamble Company	5,729,858
175,000		Safeway, Inc.	4,350,500

58

Shares		Security	Value

		Consumer Staples (continued)
42,914		Tootsie Roll Industries, Inc.	$ 1,159,963
250,000		Walgreen Company	9,272,500
146,250		Wal-Mart Stores, Inc.	8,131,500

			91,268,751

		Energy—7.1%
58,046		Anadarko Petroleum Corporation	4,227,490
234,625	*	Cal Dive International, Inc.	1,719,801
87,750		ConocoPhillips	4,490,168
100,000		ExxonMobil Corporation	6,698,000
6,920		Hugoton Royalty Trust	114,457
76,519		Marathon Oil Corporation	2,421,061
182,700	*	Noble Corporation	7,640,514
78,000		Sasol, Ltd. (ADR)	3,219,060
237,900		Suncor Energy, Inc.	7,741,266
53,208	*	Transocean, Ltd.	4,596,107
110,000		XTO Energy, Inc.	5,189,800

			48,057,724

		Financials—11.5%
50,700		American Express Company	2,091,882
157,500		Ameriprise Financial, Inc.	7,144,200
102,625		Astoria Financial Corporation	1,488,062
64,260		Bank of America Corporation	1,147,041
182,000		Brookline Bancorp, Inc.	1,936,480
63,745		Capital One Financial Corporation	2,639,680
61,150	*	Citigroup, Inc.	247,657
97,500		Discover Financial Services	1,452,750
550,000		Financial Select Sector SPDR Fund (ETF)	8,783,500
175,500		First Mercury Financial Corporation	2,286,765
46,900		FirstMerit Corporation	1,011,633
48,750		Hartford Financial Services Group, Inc.	1,385,475
275,000		Hudson City Bancorp, Inc.	3,894,000
24,000		IBERIABANK Corporation	1,440,240
173,062		JPMorgan Chase & Company	7,744,524
88,725		KeyCorp	687,619
165,750		Morgan Stanley	4,854,818
425,000		New York Community Bancorp, Inc.	7,029,500
265,000		NewAlliance Bancshares, Inc.	3,344,300
200,000		SPDR KBW Regional Banking (ETF)	5,244,000
357,666	*	Sunstone Hotel Investors, Inc. (REIT)	3,995,129

59

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2010

Shares		Security	Value

		Financials (continued)
100,000		U.S. Bancorp	$ 2,588,000
90,000		Urstadt Biddle Properties – Class “A” (REIT)	1,422,900
58,500		Webster Financial Corporation	1,023,165
110,450		Wells Fargo & Company	3,437,204

			78,320,524

		Health Care—11.7%
155,000		Abbott Laboratories	8,165,400
45,532	*	Amgen, Inc.	2,720,992
55,000		Baxter International, Inc.	3,201,000
81,600		Becton, Dickinson & Company	6,424,368
70,000	*	Genzyme Corporation	3,628,100
120,000	*	Gilead Sciences, Inc.	5,457,600
50,000	*	inVentiv Health, Inc.	1,123,000
170,625		Johnson & Johnson	11,124,750
70,000	*	Laboratory Corporation of America Holdings	5,299,700
133,125		Medtronic, Inc.	5,994,619
97,500		Merck & Company. Inc.	3,641,625
50,000		Perrigo Company	2,936,000
414,375		Pfizer, Inc.	7,106,531
100,000	*	PSS World Medical, Inc.	2,351,000
121,875		Sanofi-Aventis (ADR)	4,553,250
65,000	*	St. Jude Medical, Inc.	2,668,250
65,000	*	Thermo Fisher Scientific, Inc.	3,343,600

			79,739,785

		Industrials—14.4%
78,000		3M Company	6,518,460
130,000	*	AAR Corporation	3,226,600
82,485		Alexander & Baldwin, Inc.	2,726,129
129,382	*	Altra Holdings, Inc.	1,776,415
175,000	*	Armstrong World Industries, Inc.	6,354,250
61,200		Baldor Electric Company	2,288,880
40,900		Caterpillar, Inc.	2,570,565
175,500	*	Chicago Bridge & Iron Company NV – NY Shares	4,082,130
115,000	*	Esterline Technologies Corporation	5,684,450
145,000	*	Generac Holdings, Inc.	2,031,450
219,375		General Electric Company	3,992,625
50,000		Harsco Corporation	1,597,000
136,500		Honeywell International, Inc.	6,179,355
121,875		IDEX Corporation	4,034,063

60

Shares		Security	Value

		Industrials (continued)
55,000		Lockheed Martin Corporation	$ 4,577,100
100,000	*	Mistras Group, Inc.	999,000
216,450	*	Mobile Mini, Inc.	3,352,811
60,000		Northrop Grumman Corporation	3,934,200
224,538	*	PGT, Inc.	406,414
96,743	*	Pinnacle Airlines Corporation	718,800
75,000		Raytheon Company	4,284,000
98,900		Republic Services, Inc.	2,870,078
341,700		TAL International Group, Inc.	6,827,166
182,300		Textainer Group Holdings, Ltd.	3,928,565
160,000		Tyco International, Ltd.	6,120,000
100,000		United Technologies Corporation	7,361,000

			98,441,506

		Information Technology—17.4%
56,300	*	Avago Technologies, Ltd.	1,157,528
450,000	*	Brocade Communications Systems, Inc.	2,569,500
68,000	*	CACI International, Inc. – Class “A”	3,321,800
200,000	*	Cisco Systems, Inc.	5,206,000
361,725	*	EMC Corporation	6,525,519
75,000		Harris Corporation	3,561,750
150,000		Hewlett-Packard Company	7,972,500
180,375		Intel Corporation	4,015,148
108,525		International Business Machines Corporation	13,918,331
280,000		Intersil Corporation – Class “A”	4,132,800
450,000		Microsoft Corporation	13,171,500
365,000		National Semiconductor Corporation	5,274,250
170,000	*	NCI, Inc. – Class “A”	5,139,100
358,125		Nokia Corporation – Class “A” (ADR)	5,565,263
248,625	*	Parametric Technology Corporation	4,487,681
240,000		QUALCOMM, Inc.	10,077,600
245,500	*	SRA International, Inc. – Class “A”	5,103,945
425,625	*	Symantec Corporation	7,201,575
140,000		Tyco Electronics, Ltd.	3,847,200
300,000		Western Union Company	5,088,000
60,000		Xilinx, Inc.	1,530,000

			118,866,990

61

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2010

Shares or
Principal
Amount		Security		Value

		Materials—4.6%
175,000		Bemis Company, Inc.		$ 5,026,000
125,000		Celanese Corporation – Series “A”		3,981,250
80,000		Freeport-McMoRan Copper & Gold, Inc.		6,683,200
160,000		Olin Corporation		3,139,200
40,000		Praxair, Inc.		3,320,000
249,125		RPM International, Inc.		5,316,328
176,250		Temple-Inland, Inc.		3,600,788

				31,066,766

		Telecommunication Services—2.2%
234,000		AT&T, Inc.		6,046,560
280,000		Verizon Communications, Inc.		8,685,600

				14,732,160

		Utilities—.7%
100,000		Atmos Energy Corporation		2,857,000
48,371		Consolidated Edison, Inc.		2,154,444

				5,011,444

Total Value of Common Stocks (cost $599,762,173)				678,472,201

		SHORT-TERM INVESTMENTS—.7%
		Money Market Fund
$4,580	M	First Investors Cash Reserve Fund, .22% (cost $4,580,000)**		4,580,000

Total Value of Investments (cost $604,342,173)			100.3%	683,052,201
Excess of Liabilities Over Other Assets			(.3)	(1,879,651)

Net Assets			100.0%	$681,172,550

62

*	Non-income producing
**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2010 (see Note 2).

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$678,472,201	$—	$—	$678,472,201
Money Market Fund	4,580,000	—	—	4,580,000
Total Investments in Securities*	$683,052,201	$—	$—	$683,052,201

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

See notes to financial statements	63

Fund Expenses (unaudited)
GLOBAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/09)	(3/31/10)	(10/1/09–3/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,075.06	$8.85
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.40	$8.60

Expense Example – Class B Shares
Actual	$1,000.00	$1,071.57	$12.45
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,012.91	$12.09

*	Expenses are equal to the annualized expense ratio of 1.71% for Class A shares and 2.41% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total market value of investments.

64

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2010

Shares		Security	Value

		COMMON STOCKS—96.2%
		United States—45.2%
27,960		Abbott Laboratories	$ 1,472,933
10,700		Accenture, PLC	448,865
17,700		Aflac, Inc.	960,933
5,200		Allegheny Technologies, Inc.	280,748
14,500	*	Alliance Data Systems Corporation	927,855
25,700		American Electric Power Company, Inc.	878,426
65,550		Ameriprise Financial, Inc.	2,973,348
25,715	*	Amgen, Inc.	1,536,728
34,400		Analog Devices, Inc.	991,408
34,650		Apache Corporation	3,516,975
4,050	*	Apple, Inc.	951,466
80,290		Assured Guaranty, Ltd.	1,763,971
93,930		AT&T, Inc.	2,427,151
167,335		Bank of America Corporation	2,986,930
6,330		Boeing Company	459,621
15,300		Buckle, Inc.	562,428
53,100		CBS Corporation – Class “B”	740,214
8,100	*	Cephalon, Inc.	549,018
9,195	*	Children’s Place Retail Stores, Inc.	409,637
153,300	*	Cisco Systems, Inc.	3,990,399
7,500		Coach, Inc.	296,400
10,000	*	Cobalt International Energy, Inc.	136,000
34,250		Consol Energy, Inc.	1,461,105
70,040		Corning, Inc.	1,415,508
17,590		Covidien, PLC	884,425
16,300		CVS Caremark Corporation	595,928
17,500		Deere & Company	1,040,550
33,100	*	eBay, Inc.	892,045
11,320		Eli Lilly & Company	410,010
174,145	*	EMC Corporation	3,141,576
7,395		Emerson Electric Company	372,264
56,575		ExxonMobil Corporation	3,789,393
13,600		Flowserve Corporation	1,499,672
81,740	*	Ford Motor Company	1,027,472
18,520		FPL Group, Inc.	895,072
179,220		General Electric Company	3,261,804
6,920		Goldman Sachs Group, Inc.	1,180,760
4,220	*	Google, Inc. – Class “A”	2,392,782
15,100		H.J. Heinz Company	688,711
22,156		Halliburton Company	667,560

65

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2010

Shares		Security	Value

		United States (continued)
59,930		Hartford Financial Services Group, Inc.	$ 1,703,211
53,375		Hewlett-Packard Company	2,836,881
54,775		Honeywell International, Inc.	2,479,664
14,555		ngersoll-Rand, PLC	507,533
24,700		Intel Corporation	549,822
14,210		International Business Machines Corporation	1,822,432
9,700	*	ITT Educational Services, Inc.	1,091,056
32,350		JPMorgan Chase & Company	1,447,663
45,525	*	Las Vegas Sands Corporation	962,854
54,945		Lowe’s Companies, Inc.	1,331,867
24,509		LUKOIL (ADR)	1,389,660
15,495		Martin Marietta Materials, Inc.	1,294,607
32,705		Maxim Integrated Products, Inc.	634,150
31,175		McDonald’s Corporation	2,079,996
54,585		Merck & Company. Inc.	2,038,750
7,400	*	Meru Networks, Inc.	141,858
116,620		Microsoft Corporation	3,413,467
13,670		Mosaic Company	830,726
25,500		Noble Corporation	1,066,410
17,090		Noble Energy, Inc.	1,247,570
42,390		Nordstrom, Inc.	1,731,632
110,665		Oracle Corporation	2,842,984
54,075		PepsiCo, Inc.	3,577,602
158,579		Pfizer, Inc.	2,719,630
37,895		Philip Morris International, Inc.	1,976,603
19,170		Precision Castparts Corporation	2,429,031
9,000	*	Primerica Inc.	135,000
60,840		Procter & Gamble Company	3,849,347
33,025		QUALCOMM, Inc.	1,386,720
4,700		Range Resources Corporation	220,289
7,040		Rio Tinto, PLC (ADR)	1,666,579
18,700	*	SS&C Technologies Holdings, Inc.	281,996
42,965	*	St. Jude Medical, Inc.	1,763,713
44,630		Staples, Inc.	1,043,896
17,300	*	Thermo Fisher Scientific, Inc.	889,912
31,505		TJX Companies, Inc.	1,339,593
5,036	*	Transocean, Ltd.	435,010
28,660	*	Ultra Petroleum Corporation	1,336,416
28,020		United Parcel Service, Inc. – Class “B”	1,804,768
64,855		UnitedHealth Group, Inc.	2,118,813
52,210		Wal-Mart Stores, Inc.	2,902,876
113,900		Wells Fargo & Company	3,544,568

66

Shares		Security	Value

		United States (continued)
18,200	*	WESCO International, Inc.	$ 631,722
59,110		Western Union Company	1,002,506
5,700	*	Whiting Petroleum Corporation	460,788

			125,840,262

		United Kingdom—13.0%
29,232		AstraZeneca, PLC	1,303,210
21,200		AstraZeneca, PLC (ADR)	948,064
398,189		Barclays, PLC	2,176,256
187,672		BG Group, PLC	3,246,768
222,825		BP, PLC	2,107,110
516,480	*	British Airways, PLC	1,903,778
347,705	*	GKN, PLC	727,858
242,707		HSBC Holdings, PLC	2,459,321
115,299		Imperial Tobacco Group, PLC	3,515,427
110,825		Pearson, PLC	1,741,622
136,190	*	Persimmon, PLC	961,660
181,382		Reed Elsevier, PLC	1,445,850
288,910		Rexam, PLC	1,283,626
55,998		Rio Tinto, PLC	3,317,035
70,532		Standard Chartered, PLC	1,923,143
199,069		Thomas Cook Group, PLC	814,708
35,642	*	Wolseley, PLC	860,719
238,320		WPP, PLC	2,469,094
155,624	*	Xstrata, PLC	2,947,281

			36,152,530

		Japan—7.9%
81,800		Bridgestone Corporation	1,397,183
13,000		Daito Trust Construction Co., Ltd.	627,461
21,300		Eisai Company, Ltd.	760,226
290,000		Hino Motors, Ltd.	1,225,920
350		Japan Tobacco, Inc.	1,303,510
357		KDDI Corporation	1,849,187
94,000		Konica Minolta Holdings, Inc.	1,097,539
577,900		Mitsubishi UFJ Financial Group, Inc.	3,030,512
264,000		Mitsui O.S.K. Lines, Ltd.	1,895,805
63,000		Nikon Corporation	1,376,102
14,300		OSAKA Titanium Technologies Company, Ltd.	593,028
63,000		Sekisui House, Ltd.	629,730
39,000		Softbank Corporation	961,226

67

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2010

Shares		Security	Value

		Japan (continued)
589,000		Sumitomo Metal Industries, Ltd.	$ 1,783,893
42,000		Sumitomo Mitsui Financial Group, Inc.	1,388,913
57,950		T&D Holdings, Inc.	1,372,467
27,300		TOHO Titanium Company, Ltd.	676,364

			21,969,066

		Switzerland—7.9%
34,845		ABB, Ltd. (ADR)	761,015
46,630		Compagnie Financiere Richemont SA	1,808,848
43,589		Julius Baer Group, Ltd.	1,584,038
16,384		Kuehne & Nagel International AG	1,660,893
44,923		Nestle SA – Registered	2,304,729
22,648		Roche Holding AG – Genusscheine	3,679,453
922		SGS SA-Registered	1,273,657
9,879		Synthes, Inc.	1,235,168
132,175	*	UBS AG – Registered	2,151,809
333,000	*	UBS AG – Registered	5,422,659

			21,882,269

		Hong Kong—3.3%
387,000	*	Cathay Pacific Airways, Ltd.	815,398
250,027		Esprit Holdings, Ltd.	1,972,279
457,000		Hang Lung Properties, Ltd.	1,842,196
1,372,000		Lenovo Group, Ltd.	947,096
400,888		Shangri-La Asia, Ltd.	786,834
183,000		Sun Hung Kai Properties, Ltd.	2,752,766

			9,116,569

		France—3.0%
351,342	*	Alcatel-Lucent	1,112,919
11,876		BNP Paribas	913,712
44,759		Danone SA	2,701,141
46,347		Safran SA	1,210,350
20,072		Schneider Electric SA	2,358,536

			8,296,658

68

Shares		Security	Value

		Germany—2.8%
4,404	*	Continental AG	$ 225,790
60,377		Daimler AG	2,853,251
27,505		Deutsche Post AG	476,752
24,948		HeidelbergCement AG	1,399,916
27,307		SAP AG	1,323,708
16,125		Siemens AG	1,620,049

			7,899,466

		China—2.1%
399,000		China Life Insurance Company, Ltd.	1,911,574
408,495		China Merchants Bank Company, Ltd.	1,104,794
994,000		Industrial and Commercial Bank of China, Ltd.	757,850
4,300	*	NetEase.com, Inc. (ADR)	152,521
3,300	*	Perfect World Company, Ltd. (ADR)	123,585
14,400		PetroChina Company, Ltd. (ADR)	1,687,968

			5,738,292

		Canada—1.7%
9,700		Agrium, Inc.	685,111
27,635		Barrick Gold Corporation	1,059,526
25,700		Potash Corporation of Saskatchewan, Inc.	3,072,196

			4,816,833

		Sweden—1.5%
173,242		Atlas Copco AB	2,695,999
143,486		Volvo AB – “B” Shares	1,448,417

			4,144,416

		Israel—1.1%
50,600		Teva Pharmaceutical Industries, Ltd. (ADR)	3,191,848

		Ireland—1.1%
100,434		CRH PLC	2,511,394
15,800	*	Ryanair Holdings PLC (ADR)	429,286

			2,940,680

69

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2010

Shares		Security	Value
		South Africa—.8%
77,646		Impala Platinum Holdings, Ltd.	$ 2,262,576

		Italy—.7%
406,125		Snam Rete Gas SpA	2,062,113

		Turkey—.7%
438,664		Turkiye Garanti Bankasi AS	2,046,061

		Spain—.6%
32,353		Red Electrica Corporacion SA	1,739,482

		Taiwan—.6%
182,289		Hon Hai Precision Industry Co., Ltd. – Registered (GDR)	1,658,830
741		HTC Corporation	34,626
			1,693,456

		Mexico—.6%
32,600		America Movil SA de CV (ADR) – Series “L”	1,641,084

		Netherlands—.6%
103,274		Koninklijke (Royal) KPN NV	1,639,159

		Denmark—.5%
77,767		DSV A/S	1,392,255

		Panama—.2%
11,200		Copa Holdings SA – Class “A”	680,960

		Norway—.2%
19,700		Frontline, Ltd.	603,411

		Malaysia—.1%
487,600	*	Airasia Berhad	207,776
Total Value of Common Stocks (cost $216,955,317)			267,957,222

		PREFERRED STOCKS—.9%
		Brazil
115,982		Itau Unibanco Holdings SA (ADR) (cost $2,181,851)	2,550,444

70

Principal
Amount		Security		Value
		SHORT-TERM INVESTMENTS—3.0%
		United States
$ 8,240	M	First Investors Cash Reserve Fund, .22% (cost $8,240,000)**		$ 8,240,000
Total Value of Investments (cost $227,377,168)			100.1%	278,747,666
Excess of Liabilities Over Other Assets			(.1)	(305,470)

Net Assets			100.0%	$278,442,196

*	Non-income producing
**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2010 (see Note 2).

Summary of Abbreviations:
	ADR	American Depositary Receipts
	GDR	Global Depositary Receipts

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$$267,957,222	$—	$—	$$267,957,222
Preferred Stocks	2,550,444	—	—	2,550,444
Money Market Fund	8,240,000	—	—	8,240,000
Total Investments in Securities*	$$278,747,666	$—	$—	$$278,747,666

*	The Portfolio of Investments provides information on the country categorization for the portfolio.

See notes to financial statements	71

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/09)	(3/31/10)	(10/1/09–3/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,086.30	$8.17
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.10	$7.90

Expense Example – Class B Shares
Actual	$1,000.00	$1,083.00	$11.79
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,013.61	$11.40

*	Expenses are equal to the annualized expense ratio of 1.57% for Class A shares and 2.27% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total market value of investments.

72

Portfolio of Investments
SELECT GROWTH FUND
March 31, 2010

Shares		Security	Value

		COMMON STOCKS—99.0%
		Consumer Discretionary—13.8%
114,400	*	Bed Bath & Beyond, Inc.	$ 5,006,144
207,200		Mattel, Inc.	4,711,728
62,500		McDonald’s Corporation	4,170,000
109,000		Ross Stores, Inc.	5,828,230
35,300		Whirlpool Corporation	3,079,925
97,000	*	WMS Industries, Inc.	4,068,180

			26,864,207

		Consumer Staples—13.3%
78,200		Brown-Forman Corporation – Class “B”	4,648,990
81,500		Church & Dwight Company, Inc.	5,456,425
66,780		Colgate-Palmolive Company	5,693,663
64,600		Wal-Mart Stores, Inc.	3,591,760
178,300	*	Whole Foods Market, Inc.	6,445,545

			25,836,383

		Energy—4.9%
41,500		ExxonMobil Corporation	2,779,670
102,600		Helmerich & Payne, Inc.	3,907,008
54,400	*	Newfield Exploration Company	2,831,520

			9,518,198

		Financials—9.7%
125,300		American Express Company	5,169,878
113,000		Capital One Financial Corporation	4,679,330
28,900		Franklin Resources, Inc.	3,205,010
98,300		PNC Financial Services Group, Inc.	5,868,510

			18,922,728

		Health Care—11.6%
59,400		Abbott Laboratories	3,129,192
125,300		Bristol-Myers Squibb Company	3,345,510
60,600	*	Express Scripts, Inc.	6,166,656
72,800		McKesson Corporation	4,784,416
119,200	*	Valeant Pharmaceuticals International	5,114,872

			22,540,646

73

Portfolio of Investments (continued)
SELECT GROWTH FUND
March 31, 2010

Shares or
Principal
Amount			Security		Value

			Industrials—9.1%
63,300			Eaton Corporation		$ 4,796,241
102,800			Illinois Tool Works, Inc.		4,868,608
83,700			Manpower, Inc.		4,780,944
81,852		*	Thomas & Betts Corporation		3,211,872

					17,657,665

			Information Technology—31.7%
31,400		*	Apple, Inc.		7,376,802
163,800		*	BMC Software, Inc.		6,224,400
186,600		*	Cisco Systems, Inc.		4,857,198
86,000			Hewlett-Packard Company		4,570,900
275,200			Intel Corporation		6,125,952
43,200			International Business Machines Corporation		5,540,400
137,700			Lender Processing Services, Inc.		5,198,175
166,135		*	McAfee, Inc.		6,666,998
228,380		*	Red Hat, Inc.		6,684,683
149,500		*	SAIC, Inc.		2,646,150
144,200		*	Western Digital Corporation		5,622,358

					61,514,016

			Materials—4.9%
79,100			Freeport-McMoRan Copper & Gold, Inc.		6,608,014
116,400		*	Pactiv Corporation		2,930,952

					9,538,966

Total Value of Common Stocks (cost $161,182,440)					192,392,809

			SHORT-TERM INVESTMENTS—1.2%
			Money Market Fund
$ 2,375	M		First Investors Cash Reserve Fund, .22% (cost $2,375,000)**		2,375,000

Total Value of Investments (cost $163,557,440)				100.2%	194,767,809
Excess of Liabilities Over Other Assets				(.2)	(362,800)

Net Assets				100.0%	$194,405,009

*	Non-income producing
**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2010 (see Note 2).

74

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes (see Note 1A). The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservab le inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$192,392,809	$—	$—	$192,392,809
Money Market Fund	2,375,000	—	—	2,375,000
Total Investments in Securities*	$194,767,809	$—	$—	$194,767,809

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

See notes to financial statements	75

Fund Expenses (unaudited)
OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/09)	(3/31/10)	(10/1/09–3/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,134.89	$7.66
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.75	$7.24

Expense Example – Class B Shares
Actual	$1,000.00	$1,131.25	$11.37
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.26	$10.75

*	Expenses are equal to the annualized expense ratio of 1.44% for Class A shares and 2.14% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total market value of investments.

76

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2010

Shares		Security	Value

		COMMON STOCKS—99.7%
		Consumer Discretionary—18.3%
100,000		American Greetings Corporation – Class “A”	$ 2,084,000
105,000	*	Big Lots, Inc.	3,824,100
60,000	*	BorgWarner, Inc.	2,290,800
159,000		Cinemark Holdings, Inc.	2,916,060
142,500		Coach, Inc.	5,631,600
250,000	*	Corinthian Colleges, Inc.	4,397,500
90,000	*	Dreamworks Animation SKG, Inc. – Class “A”	3,545,100
180,000	*	GameStop Corporation – Class “A”	3,943,800
123,800		H&R Block, Inc.	2,203,640
110,000	*	Jack in the Box, Inc.	2,590,500
90,000		Limited Brands, Inc.	2,215,800
177,000	*	Lincoln Educational Services Corporation	4,478,100
295,000	*	Morgans Hotel Group Company	1,890,950
50,000		Nordstrom, Inc.	2,042,500
45,000		Polo Ralph Lauren Corporation – Class “A”	3,826,800
260,000	*	Ruby Tuesday, Inc.	2,748,200
617,200		Stewart Enterprises, Inc. – Class “A”	3,857,500
155,000	*	Tempur-Pedic International, Inc.	4,674,800
120,000		Tiffany & Company	5,698,800
137,500	*	TRW Automotive Holdings Corporation	3,929,750
100,000		Tupperware Brands Corporation	4,822,000
95,000	*	Warnaco Group, Inc.	4,532,450

			78,144,750

		Consumer Staples—4.4%
50,000	*	Dole Food Company, Inc.	592,500
70,000		McCormick & Company, Inc.	2,685,200
145,000		Nu Skin Enterprises, Inc. – Class “A”	4,219,500
20,000		Philip Morris International, Inc.	1,043,200
115,000		Safeway, Inc.	2,858,900
425,000		Sara Lee Corporation	5,920,250
63,519		Tootsie Roll Industries, Inc.	1,716,920

			19,036,470

		Energy—6.8%
182,000	*	Cal Dive International, Inc.	1,334,060
37,500	*	Dril-Quip, Inc.	2,281,500
40,000		EOG Resources, Inc.	3,717,600
43,000		Hess Corporation	2,689,650

77

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2010

Shares		Security	Value

		Energy (continued)
110,000		National-Oilwell Varco, Inc.	$ 4,463,800
110,000	*	Plains Exploration & Production Company	3,298,900
225,000		Talisman Energy, Inc.	3,838,500
52,500	*	Transocean, Ltd.	4,534,950
190,000	*	Weatherford International, Ltd.	3,013,400

			29,172,360

		Financials—15.6%
145,000		Ameriprise Financial, Inc.	6,577,200
75,000		City National Corporation	4,047,750
130,000		Discover Financial Services	1,937,000
150,000		Douglas Emmett, Inc. (REIT)	2,305,500
32,500		Federal Realty Investment Trust (REIT)	2,366,325
400,000		Financial Select Sector SPDR Fund (ETF)	6,388,000
28,100		FirstMerit Corporation	606,117
225,000		Hudson City Bancorp, Inc.	3,186,000
56,800		IBERIABANK Corporation	3,408,568
185,000		Lazard, Ltd. – Class “A”	6,604,500
210,000	*	Nasdaq OMX Group, Inc.	4,435,200
190,000		New York Community Bancorp, Inc.	3,142,600
235,000		NewAlliance Bancshares, Inc.	2,965,700
170,000		Protective Life Corporation	3,738,300
185,000		SPDR KBW Regional Banking (ETF)	4,850,700
268,905	*	Sunstone Hotel Investors, Inc. (REIT)	3,003,669
195,000		Waddell & Reed Financial, Inc. – Class “A”	7,027,800

			66,590,929

		Health Care—14.6%
72,500		Beckman Coulter, Inc.	4,553,000
40,000	*	Cephalon, Inc.	2,711,200
41,300	*	Cubist Pharmaceutical, Inc.	930,902
75,000		DENTSPLY International, Inc.	2,613,750
62,500	*	Gilead Sciences, Inc.	2,842,500
60,000	*	Hologic, Inc.	1,112,400
50,000	*	inVentiv Health, Inc.	1,123,000
300,000	*	King Pharmaceuticals, Inc.	3,528,000
67,500	*	Laboratory Corporation of America Holdings	5,110,425
67,500		McKesson Corporation	4,436,100
65,000	*	Mettler-Toledo International, Inc.	7,098,000
40,000		Perrigo Company	2,348,800
140,000	*	PSS World Medical, Inc.	3,291,400

78

Shares		Security	Value

		Health Care (continued)
148,600	*	Sirona Dental Systems, Inc.	$ 5,651,258
55,000	*	St. Jude Medical, Inc.	2,257,750
95,000	*	Thermo Fisher Scientific, Inc.	4,886,800
310,000	*	Warner Chilcott, PLC – Class “A”	7,920,500

			62,415,785

		Industrials—12.7%
75,000		A.O. Smith Corporation	3,942,750
108,000	*	AAR Corporation	2,680,560
5,000		Aegean Marine Petroleum Network, Inc.	141,900
155,000	*	Argon ST, Inc.	4,124,550
125,000	*	Armstrong World Industries, Inc.	4,538,750
159,500		Baldor Electric Company	5,965,300
140,000	*	Chicago Bridge & Iron Company NV – NY Shares	3,256,400
100,000	*	Esterline Technologies Corporation	4,943,000
95,000	*	Generac Holdings, Inc.	1,330,950
43,000		Harsco Corporation	1,373,420
160,000		IDEX Corporation	5,296,000
82,500		J.B. Hunt Transport Services, Inc.	2,960,100
85,000	*	Mistras Group, Inc.	849,150
220,000	*	Mobile Mini, Inc.	3,407,800
140,000		Republic Services, Inc.	4,062,800
75,000		Rolls-Royce Group, PLC (ADR)	3,357,000
40,000		Roper Industries, Inc.	2,313,600

			54,544,030

		Information Technology—14.4%
200,000	*	Avago Technologies, Ltd.	4,112,000
405,000	*	Brocade Communications Systems, Inc.	2,312,550
65,000	*	CACI International, Inc. – Class “A”	3,175,250
20,000	*	Echo Global Logistics, Inc.	258,200
140,000	*	FEI Company	3,207,400
85,000	*	Fiserv, Inc.	4,314,600
209,300	*	Genpact, Ltd.	3,507,868
50,000		Harris Corporation	2,374,500
230,000		Intersil Corporation – Class “A”	3,394,800
75,000	*	Intuit, Inc.	2,575,500
175,000	*	JDS Uniphase Corporation	2,192,750
290,000		National Semiconductor Corporation	4,190,500
183,700	*	SRA International, Inc. – Class “A”	3,819,123
90,000	*	Sybase, Inc.	4,195,800

79

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2010

Shares or
Principal
Amount			Security		Value

			Information Technology (continued)
297,725			Symantec Corporation		$ 5,037,507
250,000			Technology Select Sector SPDR Fund (ETF)		5,772,500
170,000			Tyco Electronics, Ltd.		4,671,600
60,000			Western Digital Corporation		2,339,400

					61,451,848

			Materials—7.4%
110,000			Agrium, Inc.		7,769,300
50,000			Allegheny Technologies, Inc.		2,699,500
125,000			Bemis Company, Inc.		3,590,000
50,000			Freeport-McMoRan Copper & Gold, Inc.		4,177,000
275,000		*	Globe Specialty Metals, Inc.		3,077,250
145,000			Olin Corporation		2,844,900
40,000			Praxair, Inc.		3,320,000
80,000			Sigma-Aldrich Corporation		4,292,800

					31,770,750

			Telecommunication Services—.9%
220,000			NTELOS Holdings Corporation		3,913,800

			Utilities—4.6%
111,000			AGL Resources, Inc.		4,290,150
90,000			EQT Corporation		3,690,000
110,000			Portland General Electric Company		2,124,100
125,000			SCANA Corporation		4,698,750
100,000			Wisconsin Energy Corporation		4,941,000

					19,744,000

Total Value of Common Stocks (cost $364,494,995)					426,784,722

			SHORT-TERM INVESTMENTS—.2%
			Money Market Fund
$1,030	M		First Investors Cash Reserve Fund, .22% (cost $1,030,000)**		1,030,000

Total Value of Investments (cost $365,524,995)				99.9%	427,814,722
Other Assets, Less Liabilities				.1	265,684

Net Assets				100.0%	$428,080,406

80

*	Non-income producing
**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2010 (see Note 2).

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$426,784,722	$—	$—	$426,784,722
Money Market Fund	1,030,000	—	—	1,030,000
Total Investments in Securities*	$427,814,722	$—	$—	$427,814,722

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

See notes to financial statements	81

Fund Expenses (unaudited)
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/09)	(3/31/10)	(10/1/09–3/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,119.57	$8.09
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.30	$7.70

Expense Example – Class B Shares
Actual	$1,000.00	$1,116.21	$11.77
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,013.81	$11.20

*	Expenses are equal to the annualized expense ratio of 1.53% for Class A shares and 2.23% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total market value of investments.

82

Portfolio of Investments
SPECIAL SITUATIONS FUND
March 31, 2010

Shares		Security	Value

		COMMON STOCKS—95.5%
		Consumer Discretionary—10.5%
226,100		American Eagle Outfitters, Inc.	$ 4,187,372
113,100	*	Big Lots, Inc.	4,119,102
134,300	*	Career Education Corporation	4,249,252
198,600		Foot Locker, Inc.	2,986,944
106,800		Hasbro, Inc.	4,088,304
101,500		Phillips Van-Heusen Corporation	5,822,040
246,800		Regal Entertainment Group – Class “A”	4,336,276

			29,789,290

		Consumer Staples—10.4%
117,000	*	American Italian Pasta Company – Class “A”	4,547,790
62,250		Church & Dwight Company, Inc.	4,167,638
123,000		Corn Products International, Inc.	4,263,180
442,500	*	Dole Food Company, Inc.	5,243,625
142,000		Flowers Foods, Inc.	3,513,080
171,800	*	Fresh Del Monte Produce, Inc.	3,478,950
72,400		J. M. Smucker Company	4,362,824

			29,577,087

		Energy—7.4%
218,498		EXCO Resources, Inc.	4,015,993
254,612	*	Matrix Service Company	2,739,625
115,300	*	Plains Exploration & Production Company	3,457,847
359,600	*	Resolute Energy Corporation	4,354,756
101,400		St. Mary Land & Exploration Company	3,529,734
35,700	*	Whiting Petroleum Corporation	2,885,988

			20,983,943

		Financials—14.6%
14,592	*	Alleghany Corporation	4,271,259
107,700		American Financial Group, Inc.	3,064,065
290,700		Anworth Mortgage Asset Corporation (REIT)	1,959,318
32,400		Everest Re Group, Ltd.	2,622,132
199,200	*	EZCORP, Inc. – Class “A”	4,103,520
112,900		Harleysville Group, Inc.	3,811,504
250,400	*	Hilltop Holdings, Inc.	2,942,200
73,000		Invesco Mortgage Capital, Inc.	1,679,000
193,200	*	Jefferies Group, Inc.	4,573,044
7,000	*	Markel Corporation	2,622,620

83

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2010

Shares		ecurity	Value

		Financials (continued)
403,100		MFA Financial, Inc. (REIT)	$ 2,966,816
9,752		National Western Life Insurance Company – Class “A”	1,797,781
92,600	*	Piper Jaffray Companies, Inc.	3,731,780
88,200		Walter Investment Management Corporation (REIT)	1,411,200

			41,556,239

		Health Care—11.5%
132,700	*	AMERIGROUP Corporation	4,410,948
252,300	*	Endo Pharmaceuticals Holdings, Inc.	5,976,987
101,100	*	Life Technologies Corporation	5,284,497
94,400	*	Lincare Holdings, Inc.	4,236,672
96,400	*	Magellan Health Services, Inc.	4,191,472
73,500	*	MEDNAX, Inc.	4,276,965
174,900		PerkinElmer, Inc.	4,180,110

			32,557,651

		Industrials—9.9%
43,200	*	Alliant Techsystems, Inc.	3,512,160
172,800	*	Chart Industries, Inc.	3,456,000
75,200		Curtiss-Wright Corporation	2,616,960
237,600	*	DXP Enterprises, Inc.	3,034,152
171,700	*	EMCOR Group, Inc.	4,228,971
109,400	*	FTI Consulting, Inc.	4,301,608
36,500		Precision Castparts Corporation	4,624,915
90,800		Robbins & Myers, Inc.	2,162,856

			27,937,622

		Information Technology—17.3%
630,400	*	Brightpoint, Inc.	4,746,912
718,200	*	Compuware Corporation	6,032,880
360,700	*	Convergys Corporation	4,422,182
319,000		EarthLink, Inc.	2,724,260
143,500		Fair Isaac Corporation	3,636,290
394,100	*	Lawson Software, Inc.	2,605,001
119,800	*	MICROS Systems, Inc.	3,939,024
215,700	*	QLogic Corporation	4,378,710
88,700	*	Sybase, Inc.	4,135,194

84

Shares or
Principal
Amount			Security	Value

			Information Technology (continued)
185,100		*	TNS, Inc.	$ 4,127,730
424,200		*	Verigy, Ltd.	4,742,556
361,000		*	Vishay Intertechnology, Inc.	3,693,030

				49,183,769

			Materials—9.6%
66,500			AptarGroup, Inc.	2,616,775
56,200			Compass Minerals International, Inc.	4,508,926
272,024			Innospec, Inc.	3,090,193
180,700			Olin Corporation	3,545,334
83,500			Schnitzer Steel Industries, Inc. – Class “A”	4,386,255
164,500			Sensient Technologies Corporation	4,780,370
71,200			Silgan Holdings, Inc.	4,288,376

				27,216,229

			Telecommunication Services—3.0%
158,800		*	Iridium Communications, Inc.	1,287,868
546,400		*	Premiere Global Services, Inc.	4,513,264
92,975			Telephone & Data Systems, Inc. – Special Shares	2,774,374

				8,575,506

			Utilities—1.3%
160,900			CMS Energy Corporation	2,487,514
116,400		*	Mirant Corporation	1,264,104

				3,751,618

Total Value of Common Stocks (cost $217,636,910)				271,128,954

			SHORT-TERM INVESTMENTS—4.4%
			Money Market Fund
$ 12,600	M		First Investors Cash Reserve Fund, .22% (cost $12,600,000)**	12,600,000

Total Value of Investments (cost $230,236,910)			99.9%	283,728,954
Other Assets, Less Liabilities			.1	294,704

Net Assets			100.0%	$284,023,658

85

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2010

*	Non-income producing
**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2010 (see Note 2).

Summary of Abbreviations:
REIT Real Estate Investment Trust

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$271,128,954	$—	$—	$$271,128,954
Money Market Fund	12,600,000	—	—	12,600,000
Total Investments in Securities*	$283,728,954	$—	$—	$$283,728,954

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

86	See notes to financial statements

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/09)	(3/31/10)	(10/1/09–3/31/10)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,083.28	$10.34
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.01	$10.00

Expense Example – Class B Shares
Actual	$1,000.00	$1,080.37	$13.95
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,011.52	$13.49

*	Expenses are equal to the annualized expense ratio of 1.99% for Class A shares and 2.69% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/365
(to reflect the one-half year period).

Portfolio Composition
TOP SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on the total market value of investments.

87

Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2010

Shares	Security	Value

	COMMON STOCKS—95.9%
	United Kingdom—23.7%
275,417	Amlin, PLC	$ 1,621,403
48,635	BG Group, PLC	841,396
184,530	British American Tobacco, PLC	6,358,229
187,815	Capita Group, PLC	2,155,240
95,375	De La Rue, PLC	1,340,406
152,062	Diageo, PLC	2,551,128
174,344	G4S, PLC	691,568
174,671	Imperial Tobacco Group, PLC	5,325,659
70,948	Reckitt Benckiser Group, PLC	3,892,648
74,526	Scottish and Southern Energy, PLC	1,244,662
582,926	Tesco, PLC	3,850,421

		29,872,760

	India—15.6%
31,057	Bharat Heavy Electricals, Ltd.	1,653,779
219,255	Cipla, Ltd.	1,652,410
149,800	HDFC Bank, Ltd.	6,451,460
30,814	Hero Honda Motors, Ltd.	1,334,553
82,456	Housing Development Finance Corporation, Ltd.	4,990,521
439,631	ITC, Ltd.	2,575,898
15,562	Nestle India, Ltd.	927,637

		19,586,258

	Switzerland—12.6%
269	Lindt & Spruengli AG	637,647
99,920	Nestle SA – Registered	5,126,293
58,693	Novartis AG – Registered	3,175,684
28,200	Roche Holding AG – Genusscheine	4,581,445
18,441	Synthes, Inc.	2,305,673

		15,826,742

	Brazil—5.6%
71,429	CETIP SA – Balcao Organizado de Ativos e Derivatos	582,334
160,000	Cielo SA	1,514,204
56,600	CPFL Energia SA	1,131,873
99,700	Redecard SA	1,837,917
58,130	Souza Cruz SA	2,025,284

		7,091,612

88

Shares	Security	Value

	Australia—5.3%
98,963	Coca-Cola Amatil, Ltd.	$ 1,021,876
117,317	QBE Insurance Group, Ltd.	2,242,968
133,758	Woolworths, Ltd.	3,437,562

		6,702,406

	United States—4.8%
116,007	Philip Morris International, Inc.	6,050,925

	Canada—4.2%
29,012	Canadian Natural Resources, Ltd.	2,150,414
46,485	Power Corporation of Canada	1,404,790
40,899	Shoppers Drug Mart Corporation	1,762,057

		5,317,261

	Spain—4.2%
142,861	Enagas	3,136,393
39,573	Red Electrica Corporacion SA	2,127,670

		5,264,063

	France—3.7%
35,058	Essilor International SA	2,242,357
41,890	Total SA	2,436,177

		4,678,534

	Denmark—3.7%
59,689	Novo Nordisk A/S – Series “B”	4,640,031

	Germany—2.7%
11,812	Muenchener Rueckversicherungs-Gesellschaft AG – Registered	1,922,743
16,229	RWE AG	1,444,281

		3,367,024

	Japan—2.6%
26,150	Nitori Company, Ltd.	1,986,997
28,100	Secom Company, Ltd.	1,229,976

		3,216,973

	Ireland—2.2%
55,174	Covidien PLC	2,774,149

89

Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2010

Shares or
Principal
Amount		Security	Value
		Italy—1.8%
515,700		Terna-Rete Elettrica Nationale SpA	$ 2,234,695

		Netherlands—1.7%
16,624		Core Laboratories NV	2,174,419

		Belgium—1.5%
7,501		Colruyt SA	1,849,774
Total Value of Common Stocks (cost $102,861,491)			120,647,626

		PREFERRED STOCKS—2.5%
		Brazil
122,365		AES Tiete SA	1,331,500
19,600		Companhia de Bebidas das Americas (ADR)	1,796,536
Total Value of Preferred Stocks (cost $2,231,200)			3,128,036

		SHORT-TERM INVESTMENTS—1.4%
		Money Market Fund
$ 1,745	M	First Investors Cash Reserve Fund, .22% (cost $1,745,000)**	1,745,000
Total Value of Investments (cost $106,837,691)		99.8%	125,520,662
Other Assets, Less Liabilities		.2	254,190

Net Assets		100.0%	$125,774,852

*	Non-income producing
**	Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at March 31, 2010 (see Note 2).

Smmary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

90

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2010:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$120,647,626	$—	$—	$120,647,626
Preferred Stocks	3,128,036	—	—	3,128,036
Money Market Fund	1,745,000	—	—	1,745,000
Total Investments in Securities*	$125,520,662	$—	$—	$125,520,662
Other Financial Instruments**	$—	$(242,347)	$—	$(242,347)

*	The Portfolio of Investments provides information on the country categorization for the portfolio.
**	Other financial instruments are foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized depreciation on the instruments.

See notes to financial statements	91

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2010

	CASH			INVESTMENT
	MANAGEMENT		GOVERNMENT	GRADE	INCOME
Assets
Investments in securities:
Cost – Unaffiliated issuers	$151,207,271		$299,392,501	$336,643,294	$472,003,852
Cost – Affiliated money market fund (Note 2)	—		3,490,000	4,035,000	13,240,000
Total cost of investments	$151,207,271		$302,882,501	$340,678,294	$485,243,852

Value – Unaffiliated issuers (Note 1A)	$151,207,271		$308,412,165	$362,002,366	$473,627,758
Value – Affiliated money market fund (Note 2)	—		3,490,000	4,035,000	13,240,000
Total value of investments	151,207,271		311,902,165	366,037,366	486,867,758
Cash	878,033		80,627	115,582	103,706
Receivables:
Investment securities sold	—		2,604,060	—	5,635,921
Interest	249,539		1,330,330	5,653,186	10,036,453
Shares sold	—		279,180	359,081	558,426
Other assets	32,725		58,299	65,114	86,493

Total Assets	152,367,568		316,254,661	372,230,329	503,288,757

Liabilities
Payables:
Investment securities purchased	—		1,388,078	—	16,198,400
Shares redeemed	287,648		862,615	780,079	496,698
Dividends payable	—		99,046	151,201	561,090
Accrued advisory fees	—		156,451	183,423	304,163
Accrued shareholder servicing costs	56,929		52,657	65,293	95,429
Accrued expenses	24,947		9,284	6,819	48,715

Total Liabilities	369,524		2,568,131	1,186,815	17,704,495

Net Assets	$151,998,044		$313,686,530	$371,043,514	$485,584,262
Net Assets Consist of:
Capital paid in	$151,998,044		$311,333,504	$385,260,315	$765,350,158
Undistributed net investment income (deficit)	—		(562,835)	(1,385,959)	808,901
Accumulated net realized loss on investments	—		(6,103,803)	(38,189,914)	(282,198,703)
Net unrealized appreciation in value of investments	—		9,019,664	25,359,072	1,623,906
Total	$151,998,044		$313,686,530	$371,043,514	$485,584,262

Net Assets:
Class A	$149,356,459		$301,367,801	$356,451,515	$474,126,575
Class B	$ 2,641,585		$ 12,318,729	$ 14,591,999	$ 11,457,687
Shares outstanding (Note 8):
Class A	149,356,459		26,891,372	38,468,277	196,380,139
Class B	2,641,585		1,099,737	1,574,203	4,739,388

Net asset value and redemption price per share — Class A	$1.00	#	$11.21	$9.27	$2.41

Maximum offering price per share — Class A
(Net asset value/.9425)*	N/A		$11.89	$9.84	$2.56

Net asset value and offering price per share — Class B (Note 8)	$1.00		$11.20	$9.27	$2.42

#Also maximum offering price per share.
*On purchases of $100,000 or more, the sales charge is reduced.

92	See notes to financial statements	93

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2010

	TOTAL			GROWTH &
	RETURN	VALUE	BLUE CHIP	INCOME	GLOBAL
Assets
Investments in securities:
Cost – Unaffiliated issuers	$328,087,837	$299,669,508	$313,754,230	$599,762,173	$219,137,168
Cost – Affiliated money market fund (Note 2)	1,400,000	13,315,000	1,750,000	4,580,000	8,240,000
Total cost of investments	$329,487,837	$312,984,508	$315,504,230	$604,342,173	$227,377,168

Value – Unaffiliated issuers (Note 1A)	$367,148,083	$339,147,796	$401,760,751	$678,472,201	$270,507,666
Value – Affiliated money market fund (Note 2)	1,400,000	13,315,000	1,750,000	4,580,000	8,240,000

Total value of investments	368,548,083	352,462,796	403,510,751	683,052,201	278,747,666
Cash	104,302	48,383	214,575	48,163	44,350
Receivables:
Investment securities sold	2,725,005	1,042,386	1,383,691	589,152	436,856
Dividends and interest	2,095,186	846,484	718,797	849,080	634,847
Shares sold	383,459	199,717	224,115	655,105	312,670
Other assets	63,276	60,178	70,312	113,744	47,985
Total Assets	373,919,311	354,659,944	406,122,241	685,307,445	280,224,374
Liabilities
Payables:
Investment securities purchased	3,237,009	1,023,160	445,514	2,185,855	1,055,349
Shares redeemed	446,305	876,669	986,378	1,289,522	378,140
Dividends payable	23,901	20,069	6,912	6,571	—
Accrued advisory fees	245,742	234,178	267,567	438,141	233,447
Accrued shareholder servicing costs	76,264	79,858	120,172	170,315	78,351
Accrued expenses	25,766	26,972	29,701	44,491	36,891
Total Liabilities	4,054,987	2,260,906	1,856,244	4,134,895	1,782,178
Net Assets	$369,864,324	$352,399,038	$404,265,997	$681,172,550	$278,442,196
Net Assets Consist of:
Capital paid in	$339,491,390	$355,907,285	$423,037,632	$612,637,739	$286,698,749
Undistributed net investment income (deficit)	(128,979)	988,839	789,846	482,400	(678,718)
Accumulated net realized loss on investments
and foreign currency transactions	(8,558,333)	(43,975,374)	(107,568,002)	(10,657,617)	(58,950,605)
Net unrealized appreciation in value of investments
and foreign currency transactions	39,060,246	39,478,288	88,006,521	78,710,028	51,372,770
Total	$369,864,324	$352,399,038	$404,265,997	$681,172,550	$278,442,196
Net Assets:
Class A	$350,471,603	$340,049,366	$386,926,677	$650,583,269	$271,100,092
Class B	$ 19,392,721	$ 12,349,672	$ 17,339,320	$ 30,589,281	$ 7,342,104
Shares outstanding (Note 8):
Class A	24,656,074	51,407,302	19,080,649	48,643,468	44,088,812
Class B	1,386,636	1,897,571	919,347	2,429,860	1,361,725
Net asset value and redemption price
per share – Class A	$14.21	$6.61	$20.28	$13.37	$6.15
Maximum offering price per share – Class A
(Net asset value/.9425)*	$15.08	$7.01	$21.52	$14.19	$6.53
Net asset value and offering price per share –
Class B (Note 8)	$13.99	$6.51	$18.86	$12.59	$5.39

*On purchases of $100,000 or more, the sales charge is reduced.

94	See notes to financial statements	95

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2010

	SELECT		SPECIAL
	GROWTH	OPPORTUNITY	SITUATIONS	INTERNATIONAL
Assets
Investments in securities:
Cost – Unaffiliated issuers	$161,182,440	$364,494,995	$217,636,910	$105,092,691
Cost – Affiliated money market fund (Note 2)	2,375,000	1,030,000	12,600,000	1,745,000
Total cost of investments	$163,557,440	$365,524,995	$230,236,910	$106,837,691
Value – Unaffiliated issuers (Note 1A)	$192,392,809	$426,784,722	$271,128,954	$123,775,662
Value – Affiliated money market fund (Note 2)	2,375,000	1,030,000	12,600,000	1,745,000
Total value of investments	194,767,809	427,814,722	283,728,954	125,520,662
Cash	79,055	67,739	45,382	351,242
Receivables:
Investment securities sold	—	2,927,644	999,911	233,809
Dividends and interest	159,494	578,225	102,786	697,481
Shares sold	89,015	418,556	304,645	65,286
Unrealized appreciation of foreign exchange
contracts (Note 7)	—	—	—	611,080
Forward currency contracts (Note 6)	—	—	—	338
Other assets	33,956	71,375	47,974	20,563
Total Assets	195,129,329	431,878,261	285,229,652	127,500,461
Liabilities
Payables:
Investment securities purchased	—	2,618,269	255,295	453,958
Shares redeemed	500,240	752,862	643,733	223,597
Unrealized depreciation of foreign exchange
contracts (Note 7)	—	—	—	853,427
Accrued advisory fees	129,991	281,942	203,727	109,350
Accrued shareholder servicing costs	69,712	113,170	80,172	46,821
Accrued expenses	24,377	31,612	23,067	38,456
Total Liabilities	724,320	3,797,855	1,205,994	1,725,609
Net Assets	$194,405,009	$428,080,406	$284,023,658	$125,774,852
Net Assets Consist of:
Capital paid in	$265,161,403	$381,517,130	$266,074,231	$149,478,376
Undistributed net investment income (deficit)	(365,727)	(298,774)	262,587	1,277,955
Accumulated net realized loss on investments
and foreign currency transactions	(101,601,036)	(15,427,677)	(35,805,204)	(43,431,974)
Net unrealized appreciation in value of investments
and foreign currency transactions	31,210,369	62,289,727	53,492,044	18,450,495
Total	$194,405,009	$428,080,406	$284,023,658	$125,774,852
Net Assets:
Class A	$184,756,414	$404,567,826	$275,395,229	$122,131,556
Class B	$ 9,648,595	$ 23,512,580	$ 8,628,429	$ 3,643,296
Shares outstanding (Note 8):
Class A	31,931,251	17,170,810	13,371,284	12,692,987
Class B	1,803,590	1,141,490	480,488	387,325
Net asset value and redemption price
per share – Class A	$5.79	$23.56	$20.60	$9.62
Maximum offering price per share – Class A
(Net asset value/.9425)*	$6.14	$25.00	$21.86	$10.21
Net asset value and offering price per share –
Class B (Note 8)	$5.35	$20.60	$17.96	$9.41
*On purchases of $100,000 or more, the sales charge is reduced.

96	See notes to financial statements	97

Statements of Operations
FIRST INVESTORS INCOME FUNDS
Six Months Ended March 31, 2010

	CASH		INVESTMENT
	MANAGEMENT	GOVERNMENT	GRADE	INCOME
Investment Income
Income:
Interest.	$275,298	$7,109,923	$10,192,421	$20,227,934
Dividends	—	—	—	—
Dividends from affiliate (Note 2)	—	13,117	3,574	8,834
Total income	275,298	7,123,040	10,195,995	20,236,768

Expenses (Notes 1 and 3):
Advisory fees	402,364	1,011,701	1,174,743	1,714,576
Distribution plan expenses – Class A	—	440,573	510,771	681,509
Distribution plan expenses – Class B	10,625	64,305	77,343	57,717
Shareholder servicing costs	339,824	304,155	371,367	528,120
Professional fees	35,312	25,239	32,762	62,309
Registration fees	30,077	23,424	22,431	20,000
Custodian fees	14,970	22,671	17,173	20,443
Reports to shareholders	25,657	8,693	10,976	24,107
Trustees’ fees	4,205	7,703	8,903	11,696
Other expenses	19,206	42,681	35,465	53,315

Total expenses	882,240	1,951,145	2,261,934	3,173,792
Less: Expenses waived or assumed	(605,282)	(168,617)	(195,791)	(83,986)
Expenses paid indirectly	(1,660)	(683)	(740)	(983)

Net expenses	275,298	1,781,845	2,065,403	3,088,823

Net investment income	—	5,341,195	8,130,592	17,147,945

Realized and Unrealized Gain (Loss) on Investments (Note 2):

Net realized gain (loss) on investments	—	1,386,584	5,442,972	(561,963)

Net unrealized appreciation (depreciation) of investments	—	(422,767)	1,480,518	19,723,586

Net gain on investments	—	963,817	6,923,490	19,161,623

Net Increase in Net Assets Resulting from Operations	$—	$6,305,012	$15,054,082	$36,309,568

98	See notes to financial statements	99

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2010

	TOTAL						GROWTH &
	RETURN		VALUE		BLUE CHIP		INCOME		GLOBAL
Investment Income
Dividends	$2,061,156	(a)	$4,751,267	(b)	$4,516,753	(c)	$6,295,136	(d)	$2,146,917 (e)
Dividends from affiliate (Note 2)	3,153		19,221		6,664		4,254		10,862
Interest	3,648,505		—		—		—		2,288

Total income	5,712,814		4,770,488		4,523,417		6,299,390		2,160,067

Expenses (Notes 1 and 3):
Advisory fees	1,305,808		1,248,581		1,444,390		2,315,671		1,297,118
Distribution plan expenses – Class A	496,048		483,106		556,544		909,474		386,222
Distribution plan expenses – Class B	97,800		61,459		88,623		151,028		36,183
Shareholder servicing costs	431,374		450,924		671,939		969,205		455,984
Professional fees	27,467		27,641		32,495		47,106		22,759
Custodian fees	20,324		8,351		10,530		18,596		46,106
Registration fees	34,602		29,425		28,353		24,024		26,942
Reports to shareholders	14,005		15,119		22,208		30,509		16,133
Trustees’ fees	8,783		8,401		9,799		15,973		6,700
Other expenses	38,777		35,687		39,105		60,105		43,747

Total expenses	2,474,988		2,368,694		2,903,986		4,541,691		2,337,894
Less: Expenses waived	—		—		—		—		(39,708)
Less: Expenses paid indirectly	(1,197)		(1,128)		(1,332)		(2,115)		(872)

Net expenses	2,473,791		2,367,566		2,902,654		4,539,576		2,297,314

Net investment income	3,239,023		2,402,922		1,620,763		1,759,814		(137,247)

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 2):
Net realized gain (loss) on:
Investments	5,601,087		748,268		3,785,871		13,887,348		12,407,996
Foreign currency transactions	—		—		—		—		(62,577)

Net realized gain on investments and
foreign currency transactions	5,601,087		748,268		3,785,871		13,887,348		12,345,419

Net unrealized appreciation of investments	19,790,075		31,496,181		31,782,921		60,364,566		7,088,630

Net gain on investments and foreign currency transactions	25,391,162		32,244,449		35,568,792		74,251,914		19,434,049

Net Increase in Net Assets Resulting from Operations	$28,630,185		$34,647,371		$37,189,555		$76,011,728		$19,296,802

(a) Net of $2,290 foreign taxes withheld
(b) Net of $32,072 foreign taxes withheld
(c) Net of $25,316 foreign taxes withheld
(d) Net of $6,812 foreign taxes withheld
(e) Net of $113,063 foreign taxes withheld

100	See notes to financial statements	101

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2010

	SELECT		SPECIAL
	GROWTH	OPPORTUNITY	SITUATIONS	INTERNATIONAL
Investment Income
Dividends	$1,118,422	$2,565,643 (f)	$1,932,090	$1,725,335 (g)
Dividends from affiliate (Note 2)	2,256	1,890	13,608	1,920
Interest	—	—	—	86

Total income	1,120,678	2,567,533	1,945,698	1,727,341

Expenses (Notes 1 and 3):
Advisory fees	693,120	1,465,734	1,235,397	577,671
Distribution plan expenses – Class A	262,428	557,749	381,603	171,531
Distribution plan expenses – Class B	49,400	114,249	42,766	17,690
Shareholder servicing costs	398,353	653,692	459,078	275,651
Professional fees	19,545	31,296	22,393	28,993
Custodian fees	5,025	16,248	14,321	65,194
Registration fees	19,354	28,492	26,109	20,149
Reports to shareholders	14,071	21,752	15,106	10,260
Trustees’ fees	4,664	9,891	6,591	2,947
Other expenses	21,107	41,619	27,646	18,874

Total expenses	1,487,067	2,940,722	2,231,010	1,188,960
Less: Expenses waived	—	—	(183,576)	—
Expenses paid indirectly	(662)	(1,290)	(873)	(380)

Net expenses	1,486,405	2,939,432	2,046,561	1,188,580

Net investment income (loss)	(365,727)	(371,899)	(100,863)	538,761

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 2):
Net realized gain (loss) on:
Investments	3,796,972	8,933,924	12,071,329	222,584
Foreign currency transactions	—	—	—	(140,051)
Net realized gain on investments
and foreign currency transactions	3,796,972	8,933,924	12,071,329	82,533
Net unrealized appreciation (depreciation) of:
Investments	11,956,770	42,290,578	18,491,014	8,337,043
Foreign currency transactions	—	—	—	506,971
Net unrealized appreciation of investments and
foreign currency transactions	11,956,770	42,290,578	18,491,014	8,844,014

Net gain on investments and foreign currency transactions	15,753,742	51,224,502	30,562,343	8,926,547

Net Increase in Net Assets Resulting from Operations	$15,388,015	$50,852,603	$30,461,480	$9,465,308

(f) Net of $4,510 foreign taxes withheld
(g) Net of $182,718 foreign taxes withheld

102	See notes to financial statements	103

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

	CASH MANAGEMENT		GOVERNMENT			INVESTMENT GRADE				INCOME
	10/1/09 to	10/1/08 to	10/1/09 to		10/1/08 to	10/1/09 to		10/1/08 to		10/1/09 to	10/1/08 to
	3/31/10	9/30/09	3/31/10		9/30/09	3/31/10		9/30/09		3/31/10	9/30/09
Increase (Decrease) in Net Assets From Operations
Net investment income	$—	$1,221,501	$5,341,195		$10,935,987	$8,130,592		$15,274,428		$17,147,945	$35,830,693
Net realized gain (loss) on investments	—	—	1,386,584		980,301	5,442,972		(12,048,295)		(561,963)	(112,253,431)
Net unrealized appreciation (depreciation) of investments	—	—	(422,767)		10,055,950	1,480,518		45,188,050		19,723,586	88,440,358

Net increase in net assets resulting
from operations	—	1,221,501	6,305,012		21,972,238	15,054,082		48,414,183		36,309,568	12,017,620

Dividends to Shareholders
Net investment income – Class A	—	(1,215,241)	(5,814,860)		(11,010,399)	(8,454,433)		(15,729,968)		(17,734,302)	(36,620,365)
Net investment income – Class B	—	(6,260)	(211,108)		(439,921)	(329,913)		(760,072)		(411,845)	(980,700)

Total dividends	—	(1,221,501)	(6,025,968)		(11,450,320)	(8,784,346)		(16,490,040)		(18,146,147)	(37,601,065)

Share Transactions *
Class A:
Proceeds from shares sold	48,272,560	149,200,434	36,058,988		89,368,837	44,944,105		62,035,917		30,468,949	38,647,729
Reinvestment of dividends	—	1,183,936	5,217,130		9,894,128	7,562,084		13,931,701		14,349,691	29,097,696
Cost of shares redeemed	(71,252,548)	(212,143,550)	(27,019,902)		(50,746,193)	(27,357,726)		(48,574,281)		(26,657,087)	(64,519,916)

	(22,979,988)	(61,759,180)	14,256,216		48,516,772	25,148,463		27,393,337		18,161,553	3,225,509
Class B:
Proceeds from shares sold	1,022,892	4,860,797	1,039,245		4,308,972	1,030,126		2,161,072		712,526	1,369,449
Reinvestment of dividends	—	6,061	195,818		411,452	304,097		691,880		346,754	796,975
Cost of shares redeemed	(1,811,439)	(5,000,550)	(2,059,121)		(3,684,416)	(3,394,817)		(5,425,434)		(1,747,410)	(4,484,336)

	(788,547)	(133,692)	(824,058)		1,036,008	(2,060,594)		(2,572,482)		(688,130)	(2,317,912)

Net increase (decrease) from share transactions	(23,768,535)	(61,892,872)	13,432,158		49,552,780	23,087,869		24,820,855		17,473,423	907,597

Net increase (decrease) in net assets	(23,768,535)	(61,892,872)	13,711,202		60,074,698	29,357,605		56,744,998		35,636,844	(24,675,848)

Net Assets
Beginning of period	175,766,579	237,659,451	299,975,328		239,900,630	341,685,909		284,940,911		449,947,418	474,623,266

End of period †	$151,998,044	$175,766,579	$313,686,530		$299,975,328	$371,043,514		$341,685,909		$485,584,262	$449,947,418

†Includes undistributed net investment income (deficit) of	$—	$—	$(562,835	) $	121,938	$(1,385,959	) $	(732,205	) $	808,901	$1,087,103

*Shares Issued and Redeemed
Class A:
Sold	48,272,560	149,200,434	3,210,553		8,119,199	4,880,232		7,506,299		12,854,997	18,474,840
Issued for dividends reinvested	—	1,183,936	464,731		896,474	818,991		1,685,746		6,037,576	14,128,160
Redeemed.	(71,252,548)	(212,143,550)	(2,406,000)		(4,609,280)	(2,970,678)		(5,958,625)		(11,242,077)	(31,275,460)

Net increase (decrease) in Class A shares outstanding	(22,979,988)	(61,759,180)	1,269,284		4,406,393	2,728,545		3,233,420		7,650,496	1,327,540

Class B:
Sold	1,022,892	4,860,797	92,520		391,751	111,976		263,623		299,520	664,130
Issued for dividends reinvested	—	6,061	17,453		37,308	32,930		84,000		145,719	387,573
Redeemed	(1,811,439)	(5,000,550)	(183,563)		(334,945)	(368,458)		(668,820)		(737,069)	(2,160,772)

Net increase (decrease) in Class B shares outstanding	(788,547)	(133,692)	(73,590)		94,114	(223,552)		(321,197)		(291,830)	(1,109,069)

104	See notes to financial statements	105

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	TOTAL RETURN			VALUE		BLUE CHIP		GROWTH & INCOME
	10/1/09 to		10/1/08 to	10/1/09 to	10/1/08 to	10/1/09 to	10/1/08 to	10/1/09 to	10/1/08 to
	3/31/10		9/30/09	3/31/10	9/30/09	3/31/10	9/30/09	3/31/10	9/30/09

Increase (Decrease) in Net Assets From Operations
Net investment income	$3,239,023		$6,724,242	$2,402,922	$5,849,817	$1,620,763	$4,058,526	$1,759,814	$4,423,835
Net realized gain (loss) on investments	5,601,087		(9,483,692)	748,268	(13,268,873)	3,785,871	(9,977,253)	13,887,348	(20,403,791)
Net unrealized appreciation (depreciation) of investments	19,790,075		10,774,205	31,496,181	(20,963,487)	31,782,921	(31,288,703)	60,364,566	(32,959,787)

Net increase (decrease) in net assets resulting
from operations	28,630,185		8,014,755	34,647,371	(28,382,543)	37,189,555	(37,207,430)	76,011,728	(48,939,743)

Distributions to Shareholders
Net investment income – Class A	(3,687,425)		(7,294,927)	(2,412,061)	(5,289,493)	(2,176,199)	(3,817,452)	(1,311,617)	(6,507,658)
Net investment income – Class B	(151,237)		(411,162)	(49,784)	(157,251)	(49,186)	(110,020)	—	(312,817)
Net realized gains – Class A	—		—	—	—	—	—	—	(1,098,693)
Net realized gains – Class B	—		—	—	—	—	—	—	(73,074)

Total distributions	(3,838,662)		(7,706,089)	(2,461,845)	(5,446,744)	(2,225,385)	(3,927,472)	(1,311,617)	(7,992,242)

Share Transactions *
Class A:
Proceeds from shares sold	30,971,971		48,128,682	24,837,660	46,162,803	21,991,764	41,475,826	43,705,974	78,339,719
Reinvestment of distributions	3,633,104		7,183,309	2,373,613	5,211,749	2,157,779	3,786,180	1,299,897	7,539,347
Cost of shares redeemed	(23,180,273)		(45,000,268)	(26,587,289)	(44,829,250)	(27,571,060)	(46,153,726)	(43,479,430)	(79,223,395)

	11,424,802		10,311,723	623,984	6,545,302	(3,421,517)	(891,720)	1,526,441	6,655,671

Class B:
Proceeds from shares sold	853,903		1,896,768	504,590	1,383,432	714,028	1,712,240	1,385,581	2,970,932
Reinvestment of distributions	150,015		405,877	49,487	156,218	49,128	109,716	—	384,206
Cost of shares redeemed	(3,542,477)		(6,192,908)	(1,785,494)	(4,455,394)	(3,400,362)	(6,707,446)	(4,730,955)	(9,309,449)

	(2,538,559)		(3,890,263)	(1,231,417)	(2,915,744)	(2,637,206)	(4,885,490)	(3,345,374)	(5,954,311)

Net increase (decrease) from share transactions	8,886,243		6,421,460	(607,433)	3,629,558	(6,058,723)	(5,777,210)	(1,818,933)	701,360

Net increase (decrease) in net assets	33,677,766		6,730,126	31,578,093	(30,199,729)	28,905,447	(46,912,112)	72,881,178	(56,230,625)

Net Assets
Beginning of period	336,186,558		329,456,432	320,820,945	351,020,674	375,360,550	422,272,662	608,291,372	664,521,997

End of period†	$369,864,324		$336,186,558	$352,399,038	$320,820,945	$404,265,997	$375,360,550	$681,172,550	$608,291,372

†Includes undistributed net investment income (deficit) of	$(128,979	) $	470,660	$988,839	$1,047,762	$789,846	$1,394,468	$482,400	$34,203

*Shares Issued and Redeemed
Class A:
Sold	2,260,958		4,109,052	3,950,852	8,803,750	1,136,582	2,580,194	3,486,924	7,829,046
Issued for distributions reinvested	261,183		603,791	367,344	985,364	109,018	232,570	99,755	746,863
Redeemed	(1,688,09)		(3,885,466)	(4,212,382)	(8,634,264)	(1,418,788)	(2,883,244)	(3,462,752)	(8,010,238)

Net increase (decrease) in Class A shares outstanding	834,049		827,377	105,814	1,154,850	(173,188)	(70,480)	123,927	565,671

Class B:
Sold	63,254		165,872	81,800	272,994	39,672	115,095	117,664	317,151
Issued for distributions reinvested	10,980		34,840	7,789	30,278	2,685	7,334	—	40,830
Redeemed	(265,450)		(543,696)	(291,162)	(868,516)	(190,120)	(446,123)	(404,190)	(984,923)

Net decrease in Class B shares outstanding	(191,216)		(342,984)	(201,573)	(565,244)	(147,763)	(323,694)	(286,526)	(626,942)

106	See notes to financial statements	107

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	GLOBAL				SELECT GROWTH				OPPORTUNITY			SPECIAL SITUATIONS
	10/1/09 to		10/1/08 to		10/1/09 to		10/1/08 to		10/1/09 to		10/1/08 to	10/1/09 to		10/1/08 to
	3/31/10		9/30/09		3/31/10		9/30/09		3/31/10		9/30/09	3/31/10		9/30/09

Increase (Decrease) in Net Assets From Operations
Net investment gain (loss)	$(137,247	) $	753,481		$(365,727	) $	(928,942	) $	(371,899	) $	121,938	$(100,863	) $	418,246
Net realized gain (loss) on investments
and foreign currency transactions	12,345,419		(64,378,267)		3,796,972		(72,064,132)		8,933,924		(24,480,008)	12,071,329		(47,829,807)
Net unrealized appreciation (depreciation) of investments
and foreign currency transactions	7,088,630		63,840,351		11,956,770		27,119,973		42,290,578		(2,830,615)	18,491,014		32,434,302
Net increase (decrease) in net assets resulting
from operations	19,296,802		215,565		15,388,015		(45,873,101)		50,852,603		(27,188,685)	30,461,480		(14,977,259)
Distributions to Shareholders
Net investment income – Class A	(427,532)		(700,428)		—		—		—		—	—		(316,738)
Net investment income – Class B	—		(15,414)		—		—		—		—	—		(769)
Distributions in excess of net investment income – Class A	—		(1,000,030)		—		—		—		—	—		—
Distributions in excess of net investment income – Class B	—		(37,956)		—		—		—		—	—		—
Net realized gains – Class A	—		—		—		—		—		(10,298,045)	—		(6,706,340)
Net realized gains – Class B	—		—		—		—		—		(918,722)	—		(335,771)

Total distributions	(427,532)		(1,753,828)		—		—		—		(11,216,767)	—		(7,359,618)

Share Transactions *
Class A:
Proceeds from shares sold	20,044,559		27,829,425		15,448,049		30,784,311		28,640,961		45,788,903	17,882,916		31,078,864
Reinvestment of distributions	421,308		1,665,406		—		—		—		10,254,773	—		6,983,764
Cost of shares redeemed	(16,944,174)		(27,935,429)		(15,242,285)		(26,091,741)		(27,443,445)		(43,909,512)	(18,084,449)		(29,343,070)

	3,521,693		1,559,402		205,764		4,692,570		1,197,516		12,134,164	(201,53)		8,719,558

Class B:
Proceeds from shares sold	451,039		1,013,659		440,048		1,073,575		924,380		1,869,978	386,037		785,115
Reinvestment of distributions	—		53,157		—		—		—		916,291	—		335,504
Cost of shares redeemed	(944,928)		(2,161,628)		(2,054,291)		(4,659,036)		(3,338,580)		(7,105,182)	(1,541,169)		(2,961,582)

	(493,889)		(1,094,812)		(1,614,243)		(3,585,461)		(2,414,200)		(4,318,913)	(1,155,132)		(1,840,963)

Net increase (decrease) from share transactions	3,027,804		464,590		(1,408,479)		1,107,109		(1,216,684)		7,815,251	(1,356,665)		6,878,595

Net increase (decrease) in net assets	21,897,074		(1,073,673)		13,979,536		(44,765,992)		49,635,919		(30,590,201)	29,104,815		(15,458,282)

Net Assets
Beginning of period	256,545,122		257,618,795		180,425,473		225,191,465		378,444,487		409,034,688	254,918,843		270,377,125

End of period†	$278,442,196		$256,545,122		$194,405,009		$180,425,473		$428,080,406		$378,444,487	$284,023,658		$254,918,843

†Includes undistributed net investment income (deficit) of	$(678,718	) $	(113,939	) $	(365,727	) $	—		$(298,774	) $	73,125	$262,587		$363,450

*Shares Issued and Redeemed
Class A:
Sold	3,406,440		5,981,721		2,807,388		6,231,108		1,312,838		2,694,996	937,953		2,014,582
Issued for distributions reinvested	70,927		370,090		—		—		—		620,749	—		471,557
Redeemed	(2,873,119)		(6,117,705)		(2,768,144)		(5,303,836)		(1,255,601)		(2,613,382)	(942,665)		(1,920,295)

Net increase (decrease) in Class A shares outstanding	604,248		234,106		39,244		927,272		57,237		702,363	(4,712)		565,844

Class B:
Sold	87,417		257,172		85,808		236,169		48,356		126,727	23,264		58,566
Issued for distributions reinvested	—		13,356		—		—		—		62,889	—		25,749
Redeemed	(183,498)		(529,400)		(405,252)		(984,800)		(176,223)		(475,942)	(93,010)		(219,514)

Net decrease in Class B shares outstanding	(96,081)		(258,872)		(319,444)		(748,631)		(127,867)		(286,326)	(69,746)		(135,199)

108	See notes to financial statements	109

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	INTERNATIONAL
	10/1/09 to	10/1/08 to
	3/31/10	9/30/09
Increase (Decrease) in Net Assets From Operations
Net investment gain	$538,761	$1,022,732
Net realized gain (loss) on investments
and foreign currency transactions	82,533	(23,842,576)
Net unrealized appreciation of investments
and foreign currency transactions	8,844,014	19,013,662
Net increase (decrease) in net assets resulting
from operations	9,465,308	(3,806,182)
Dividends to Shareholders
Net investment income – Class A	(255,393)	(1,461,635)
Net investment income – Class B	—	(46,959)
Total dividends	(255,393)	(1,508,594)
Share Transactions *
Class A:
Proceeds from shares sold	13,685,948	22,093,794
Reinvestment of dividends	254,426	1,452,292
Cost of shares redeemed	(8,393,175)	(15,560,100)
	5,547,199	7,985,986
Class B:
Proceeds from shares sold	258,104	520,694
Reinvestment of dividends	—	46,946
Cost of shares redeemed	(286,366)	(768,606)
	(28,262)	(200,966)
Net increase from share transactions	5,518,937	7,785,020

Net increase in net assets	14,728,852	2,470,244

Net Assets
Beginning of period	111,046,000	108,575,756

End of period †	$125,774,852	$111,046,000

†Includes undistributed net investment income of	$1,277,955	$994,587

*Shares Issued and Redeemed
Class A:
Sold	1,482,831	2,936,440
Reinvestment of dividends	27,299	189,594
Redeemed	(907,861)	(2,078,169)

Net increase in Class A shares outstanding	602,269	1,047,865

Class B:
Sold	28,800	71,230
Reinvestment of dividends	—	6,234
Redeemed	(31,790)	(103,335)

Net decrease in Class B shares outstanding	(2,990)	(25,871)

110	See notes to financial statements

Notes to Financial Statements
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2010

1. Significant Accounting Policies—First Investors Income Funds (“Income Funds”) and First Investors Equity Funds (“Equity Funds”), each a Delaware statutory trust (each a “Trust”, collectively, “the Trusts”), are registered under the Investment Company Act of 1940 (“the 1940 Act”) as diversified, open-end management investment companies and operate as series funds. The Income Funds issue shares of beneficial interest in the Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income. The Equity Funds issue shares of beneficial interest in the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund, and International Fund (each a “Fund”, collectively, “the Funds”). The Trusts account separately for the assets, liabilities and operations of each Fund. The objective of each Fund as of March 31, 2010 is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Fund For Income seeks high current income.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Value Fund seeks total return.

Blue Chip Fund seeks high total investment return.

Growth & Income Fund seeks long-term growth of capital and current income.

Global Fund seeks long-term capital growth.

Select Growth Fund seeks long-term growth of capital.

Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

International Fund primarily seeks long-term capital growth.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in

111

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2010

the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trusts’ Board of Trustees (the “Board”). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At March 31, 2010, Fund For Income held nine securities that were fair valued by its Valuation Committee with an aggregate value of $228,592, representing 0% of the Fund’s net assets.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), formerly known as Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

112

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Investments in the affiliated unregistered money market fund are categorized as Level 1. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of March 31, 2010, for each Fund’s investments is included at the end of each Fund’s portfolio of investments.

In addition, effective June 15, 2009, the Funds adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 emphasizes that the objective of fair value measurement described in ASC 820 remains unchanged and provides additional guidance for estimating fair value in accordance with ASC 820 when the volume and level of activity for the asset or liability have significantly decreased, as well as identifying circumstances that indicate that transactions are not orderly. FSP No. 157-4 identifies factors to be considered when determining whether or not a market is inactive and indicates that if a market is determined to be inactive and/or current market prices are reflective of “distressed sales” significant management judgment may be necessary to estimate fair value in accordance with ASC 820.

113

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2010

In January 2010, FASB released Accounting Standards Update (“ASU”) No. 2010-06, Improving Disclosures about Fair Value Measurements (“ASU No. 2010-06”). Among the new disclosures and clarifications of existing disclosures ASU No. 2010-06 requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities. ASU No. 2010-06 requires the Level 3 roll forward reconciliation of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. ASU No. 2010-06 also requires disclosure of the reasons for significant transfers in and out of Level 3. ASU No. 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the Level 3 gross basis roll forward reconciliation which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. As of March 31, 2010, FIMCO does not believe the adoption of ASU No. 2010-06 will have a material impact on the financial statement amounts of the Funds.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At September 30, 2009, capital loss carryovers were as follows:

		Year Capital Loss Carryovers Expire
	Total	2010	2011	2012	2013	2014	2015	2016	2017
Government	$7,490,387	$—	$54,921	$2,120,906	$1,600,894	$740,643	$1,909,473	$1,063,550	$—
Investment Grade	34,032,850	27,419	407,283	1,356,376	14	741,116	4,294,433	401,409	26,804,800
Fund For Income	167,702,831	18,563,112	52,099,335	25,740,298	10,200,012	7,456,986	24,660,250	5,033,118	23,949,720
Total Return	5,168,651	—	—	—	—	—	—	—	5,168,651
Value	39,572,144	—	21,002,401	—	—	—	—	—	18,569,743
Blue Chip*	97,578,186	14,615,567	70,632,641	—	—	—	—	—	12,329,978
Growth & Income	8,796,265	—	—	—	—	—	—	—	8,796,265
Global	18,998,989	—	—	—	—	—	—	—	18,998,989
Select Growth	50,114,227	—	—	—	—	—	—	2,098,139	48,016,088
Opportunity	4,904,349	—	—	—	—	—	—	—	4,904,349
Special Situations	12,205,466	—	—	—	—	—	—	—	12,205,466
International	21,176,305	—	—	—	—	—	82,339	1,552,900	19,541,066

*For Blue Chip Fund, $3,583,654 of the $97,578,186 capital loss carryover was acquired on August 10, 2007 in the tax-free reorganization with the First Investors Focused Equity Fund that was approved by the Equity Funds’ Board of Trustees. Due to the reorganization the Fund will have available for utilization $2,138,552 for the taxable year 2010 and $1,445,102 for the taxable year 2011. These capital loss carryovers will expire as follows: $2,832,002 in 2010 and $751,652 in 2011.

114

As of March 31, 2010, FIMCO does not believe the adoption of ASU No. 2010-06 will have a material impact on the financial statement amounts of the Funds.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2006 – 2008, or expected to be taken in the Funds’ 2009 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders— Dividends from net investment income of the Government Fund, Investment Grade Fund and Fund For Income are generally declared daily and paid monthly. The Cash Management Fund declares distributions, if any, daily and pays distributions monthly from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income, if any, of Total Return Fund, Value Fund, Blue Chip Fund and Growth & Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund, and International Fund are declared and paid annually. Distributions from net realized capital gains of each of the Funds, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trusts are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

115

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2010

F. Foreign Currency Translations—The accounting records of Global Fund and International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund and International Fund do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. The Bank of New York Mellon (“BONY”) serves as custodian for the Income Funds. For the period, October 1, 2009 through October 7, 2009 BONY served as custodian for the Total Return, Value, Blue Chip, Growth & Income, Select Growth, Opportunity and Special Situations Funds. Effective October 8, 2009, Brown Brothers Harriman & Co. (“BBH”) became the custodian for the Total Return, Value, Blue Chip, Growth & Income, Select Growth, Opportunity and Special Situations Funds. BBH has served as custodian to the Global Fund and the International Fund since the Funds’ inception. The Funds reduced expenses through brokerage service arrangements. For the six months ended March 31, 2010, expenses were reduced by $4,066 for the Income Funds and by $9,849 for the Equity Funds under these arrangements.

2. Security Transactions—For the six months ended March 31, 2010, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term securities and foreign currencies) were as follows:

116

			Long-Term U.S.
	Securities		Government Obligations

	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Government	$90,590,394	$72,210,924	$—	$—
Investment Grade	136,666,734	106,783,152	—	10,077,313
Fund For Income	231,233,370	218,304,488	—	—
Total Return	60,310,902	51,229,230	9,261,402	9,971,018
Value	29,239,649	26,912,333	—	—
Blue Chip	47,303,677	49,533,325	—	—
Growth & Income	79,631,759	81,931,392	—	—
Global	126,554,526	119,305,918	—	—
Select Growth	85,006,173	86,557,853	—	—
Opportunity	89,379,509	91,446,653	—	—
Special Situations	88,758,366	95,634,090	—	—
International	19,807,874	14,670,744	—	—

At March 31, 2010, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Government	$302,882,500	$9,239,080	$219,416	$9,019,664
Investment Grade	341,546,088	25,437,668	946,390	24,491,278
Fund For Income	485,563,244	27,503,327	26,198,813	1,304,514
Total Return	331,179,839	53,760,107	16,391,863	37,368,244
Value	313,003,612	61,041,362	21,582,178	39,459,184
Blue Chip	321,547,800	99,745,757	17,782,805	81,962,952
Growth & Income	606,898,265	142,674,229	66,520,293	76,153,936
Global*	235,295,723	46,387,626	3,070,683	43,316,943
Select Growth	163,557,439	32,552,499	1,342,130	31,210,369
Opportunity	365,527,621	91,410,786	29,123,685	62,287,101
Special Situations	231,651,202	57,289,358	5,211,606	52,077,752
International	108,063,752	18,676,523	1,219,614	17,456,909

* Aggregate cost includes PFIC income of $60,104.

117

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2010

Certain of the Funds may invest in First Investors Cash Reserve Fund, a series of First Investors Investment Fund, LLC (“Cash Reserve Fund”), an affiliated unregistered money market fund managed by First Investors Management Company, Inc. During the six months ended March 31, 2010, purchases, sales and dividend income earned by the Funds that invested in the Cash Reserve Fund were as follows:

	Value at	Purchase	Sales	Value at	Dividend
Fund	9/30/09	Shares/Cost	Shares/Costs	3/31/10	Income
Government	$17,018,000	$49,750,000	$63,278,000	$3,490,000	$13,117
Investment Grade	5,775,000	50,085,000	51,825,000	4,035,000	3,574
Fund For Income	4,170,000	112,280,000	103,210,000	13,240,000	8,834
Total Return	700,000	30,760,000	30,060,000	1,400,000	3,153
Value	15,725,000	16,510,000	18,920,000	13,315,000	19,221
Blue Chip	7,485,000	21,520,000	27,255,000	1,750,000	6,664
Growth & Income	5,405,000	41,920,000	42,745,000	4,580,000	4,254
Global	11,955,000	28,505,000	32,220,000	8,240,000	10,862
Select Growth	2,435,000	9,290,000	9,350,000	2,375,000	2,256
Opportunity	3,830,000	33,925,000	36,725,000	1,030,000	1,890
Special Situations	10,031,000	56,005,000	53,436,000	12,600,000	13,608
International	1,250,000	11,990,000	11,495,000	1,745,000	1,920

3. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trusts are officers and directors of the Trusts’ investment adviser, First Investors Management Company, Inc. (“FIMCO”), their underwriter, First Investors Corporation (“FIC”), their transfer agent, Administrative Data Management Corp. (“ADM”) and/or First Investors Federal Savings Bank (“FIFSB”), custodian of the Funds’ retirement accounts. Trustees of the Trusts who are not “interested persons” of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2010, total trustees fees accrued by the Income Funds and Equity Funds amounted to $32,507 and $73,749, respectively.

The Investment Advisory Agreements provide as compensation to FIMCO, an annual fee, payable monthly, at the following rates:

Cash Management Fund—.50% of the Fund’s average daily net assets. During the period October 1, 2009 to March 31, 2010, FIMCO has voluntarily waived $371,683 in advisory fees to limit the Fund’s overall expense ratio to .60% on Class A shares and 1.35% on Class B shares. Also, FIMCO has voluntarily waived an additional $30,681 in advisory fees and assumed $187,639 in expenses to prevent a negative yield on the Fund’s shares.

118

For the period January 1, 2010 through March 31, 2010, ADM voluntarily waived $15,279 in transfer agent fees.

Government and Investment Grade Funds—.66% on the first $500 million of each Fund’s average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. For the six months ended March 31, 2010, FIMCO has voluntarily waived 16.7% of the .66% annual fee to limit the advisory fee to .55% of each Fund’s average daily net assets.

Fund For Income—.75% on the first $250 million of the Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended March 31, 2010, FIMCO has voluntarily waived 6.7% of the .75% annual fee to limit the advisory fee to .70% of the Fund’s average daily net assets.

Total Return, Value, Blue Chip, Growth & Income, Select Growth, and Opportunity Funds—.75% on the first $300 million of each Fund’s average daily net assets, .72% on the next $200 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion.

Special Situations Fund—1% on the first $200 million of the Fund’s average daily net assets, .75% on the next $300 million, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, and .64% on average daily net assets over $1.5 billion. For the six months ended March 31, 2010, FIMCO has voluntarily waived 20% of the 1% annual fee to limit the advisory fee to .80% of the Fund’s average daily net assets.

Global and International Funds—.98% on the first $300 million of each Fund’s average daily net assets, .95% on the next $300 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion. For the six months ended March 31, 2010, FIMCO has voluntarily waived 3.1% of the .98% annual fee on Global Fund to limit the advisory fee to .95% of the Fund’s average daily net assets.

For the six months ended March 31, 2010, total advisory fees accrued to FIMCO by the Income Funds and Equity Funds were $4,303,384 and $11,583,490, respectively, of which $850,758 and $223,284, respectively, was voluntarily waived by FIMCO as noted above.

119

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2010

For the six months ended March 31, 2010, FIC, as underwriter, received from the Income Funds and Equity Funds $3,266,723 and $7,878,599, respectively, in commissions in connection with the sale of shares of the Funds, after allowing $88,933 and $5,095, respectively, to other dealers. For the six months ended March 31, 2010, shareholder servicing costs for the Income Funds and Equity Funds included $1,237,306 and $3,582,654, respectively, in transfer agent fees accrued to ADM and $205,081 and $979,543, respectively, in retirement accounts custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The Cash Management Fund is authorized to pay FIC a fee of 1% of the average daily net assets of the Class B shares. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2010, total distribution plan fees accrued to FIC by the Income Funds and Equity Funds amounted to $1,842,843 and $4,863,903, respectively.

Muzinich & Co., Inc., serves as investment subadviser to Fund For Income, Wellington Management Company, LLP serves as investment subadviser to Global Fund, Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund, Paradigm Capital Management, Inc. serves as investment subadviser to Special Situations Fund and Vontobel Asset Management, Inc. serves as investment subadviser to International Fund. The subadvisers are paid by FIMCO and not by the Funds.

4. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, these 144A securities are deemed to be liquid. At March 31, 2010, Investment Grade Fund held eighteen 144A securities with an aggregate value of $56,444,418 representing 15.2% of the Fund’s net assets, Fund For Income held eighty-two 144A securities with an aggregate value of $199,924,573 representing 41.2% of the Fund’s net assets, Total Return Fund held fourteen 144A securities with an aggregate value of $14,315,158 representing 3.9% of the Fund’s net assets. Unless otherwise noted, 144A securities are deemed to be liquid. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. Unless otherwise noted, these section 4(2) securities are deemed to be liquid. At March 31, 2010, Cash Management Fund held eight Section 4(2) securities with an

120

aggregate value of $38,038,416 representing 25.0% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

5. High Yield Credit Risk—The investments of Fund For Income in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. Forward Currency Contracts—Forward currency contracts are obligations to purchase or sell a specific currency for an agreed-upon price at a future date. When the Global Fund and the International Fund purchase or sell foreign securities they may enter into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Funds could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Funds’ assets.

The Global Fund had no forward currency contracts outstanding at March 31, 2010.

The International Fund had the following forward currency contracts outstanding at March 31, 2010:

Contracts to Buy				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Loss
109,558	Euro	US $ 146,792	3/31/10	US $ (126)
110,325	Euro	148,618	4/1/10	(45)
113,705	Euro	152,614	4/6/10	(1,241)
112,871	Euro	152,726	4/7/10	—
		$ 600,750		$(1,412)

Contracts to Sell				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain
57,866	Euro	US $ 77,532	3/31/10	US $ 767
58,212	Euro	78,417	4/1/10	350
58,009	Euro	77,860	4/6/10	633
		$233,809		$1,750
Net Unrealized Gain on Forward Currency Contracts				$338

121

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2010

7. Foreign Exchange Contracts—The Global Fund and the International Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and are used to decrease exposure to foreign exchange risk associated with foreign currency denominated securities held by the Funds. The Funds could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Funds’ assets.

The Global Fund had no foreign exchange contracts open at March 31, 2010.

The International Fund had the following foreign exchange contracts open at March 31, 2010:

Contracts to Buy				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain (Loss )

4,202,000	Brazilian Real	US $ 2,383,424	4/5/10	US $ (28,966)
2,401,000	Australian Dollar	2,128,354	4/6/10	75,409
5,812,000	Brazilian Real	3,184,100	6/21/10	72,469
2,329,000	Brazilian Real	1,266,862	8/2/10	38,119
		$ 8,962,740		$ 157,031

Contracts to Sell				Unrealized
Foreign Currency		In Exchange for	Settlement Date	Gain (Loss)

4,202,000	Brazilian Real	US $ 2,273,933	4/5/10	US $ (80,525)
2,401,000	Australian Dollar	2,041,858	4/6/10	(161,905)
4,723,000	Euro	6,751,220	6/10/10	360,497
3,092,000	Swiss Francs	3,002,214	6/10/10	64,586
1,354,000	Australian Dollar	1,205,182	6/10/10	(37,590)
5,812,000	Brazilian Real	3,134,675	6/21/10	(121,895)
2,329,000	Brazilian Real	1,197,737	8/2/10	(107,244)
9,856,000	British Pound	14,662,377	9/27/10	(288,172)
1,438,000	Euro	1,918,637	9/27/10	(27,130)
		$36,187,833		$(399,378)
Net Unrealized Loss on Foreign Exchange Contracts				$(242,347)

122

Fair Value of Derivative Instruments – The fair value of derivative instruments as of March 31, 2010, was as follows:

	Assets Derivatives		Liability Derivatives

Derivatives not accounted	Statements of		Statements of
for as hedging instruments	Assets and		Assets and
under ASC 815*	Liabilities Location	Value	Liabilities Location	Value
Foreign exchange contracts:	Unrealized		Unrealized
	appreciation of		depreciation of
	foreign exchange		foreign exchange
	contracts	$611,080	contracts	$853,427

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
Derivatives not accounted	Net Realized Gain (Loss)
for as hedging instruments	on Foreign Currency
under ASC 815*	Transactions
Foreign currency transactions	$(140,051)

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
Derivatives not accounted	Net Unrealized Appreciation
for as hedging instruments	(Depreciation) on Foreign
under ASC 815*	Currency Transactions
Foreign currency transactions	$506,971

*Formerly known as Statement 133

8. Capital—The Trusts are authorized to issue an unlimited number of shares of beneficial interest without par value. The Trusts consist of the Funds listed on the cover page, each of which is a separate and distinct series of the Trusts. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a “Class”). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. Cash Management Fund’s Class A and Class B shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is

123

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2010

payable to FIC as underwriter of the Trusts. The Class A and Class B shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

9. Subsequent Events—Subsequent events occurring after March 31, 2010, have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

124

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125

Financial Highlights
FIRST INVESTORS INCOME FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30, except as otherwise indicated.

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income		Expenses		Income (Loss)		Rate

CASH MANAGEMENT FUND

Class A
2005	$1.00	$.019	—	$.019	$.019	—	$.019	$1.00	1.94%	$162.70%			.71%		1.90%		1.04%		1.56%		—
2006	1.00	.038	—	.038	.038	—	.038	1.00	3.89	200.78			.79		3.85		1.01		3.62		—
2007	1.00	.045	—	.045	.045	—	.045	1.00	4.59	218.80			.81		4.51		.93		4.38		—
2008	1.00	.027	—	.027	.027	—	.027	1.00	2.69	234.80			.80		2.63		.92		2.51		—
2009	1.00	.005	—	.005	.005	—	.005	1.00	.54	172.71			.71		.58		1.03		.26		—
2010(b)	1.00	—	—	—	—	—	—	1.00	.00	149.34		†	.34	†	.00	†	1.08	†	(.74	)†	—
Class B
2005	1.00	.012	—	.012	.012	—	.012	1.00	1.18	3	1.45		1.46		1.15		1.79		.81		—
2006	1.00	.031	—	.031	.031	—	.031	1.00	3.11	3	1.53		1.54		3.10		1.76		2.87		—
2007	1.00	.037	—	.037	.037	—	.037	1.00	3.81	2	1.55		1.56		3.76		1.68		3.63		—
2008	1.00	.019	—	.019	.019	—	.019	1.00	1.92	4	1.55		1.55		1.88		1.67		1.76		—
2009	1.00	.001	—	.001	.001	—	.001	1.00	.14	3	1.13		1.13		.16		1.78		(.49)		—
2010(b)	1.00	—	—	—	—	—	—	1.00	.00	3.34		†	.34	†	.00	†	1.83	†	(1.49	)†	—

GOVERNMENT FUND

Class A
2005	$11.13	$.50	$(.25)	$.25	$.50	—	$.50	$10.88	2.25%	$182	1.10%		1.11%		4.49%		1.57%		4.02%		48%
2006	10.88	.45	(.13)	.32	.49	—	.49	10.71	3.02	186	1.10		1.11		4.14		1.35		3.89		43
2007	10.71	.49	(.06)	.43	.50	—	.50	10.64	4.07	199	1.10		1.11		4.62		1.24		4.48		23
2008	10.64	.49	.11	.60	.48	—	.48	10.76	5.73	228	1.10		1.10		4.29		1.24		4.15		37
2009	10.76	.47	.44	.91	.47	—	.47	11.20	8.59	287	1.10		1.10		4.03		1.26		3.87		43
2010(b)	11.20	.20	.03	.23	.22	—	.22	11.21	2.07	301	1.13	†	1.13	†	3.51	†	1.24	†	3.40	†	24
Class B
2005	11.12	.41	(.25)	.16	.41	—	.41	10.87	1.48	15	1.85		1.86		3.74		2.32		3.27		48
2006	10.87	.36	(.12)	.24	.40	—	.40	10.71	2.32	13	1.85		1.86		3.39		2.10		3.14		43
2007	10.71	.41	(.06)	.35	.42	—	.42	10.64	3.33	12	1.82		1.83		3.90		1.96		3.76		23
2008	10.64	.41	.12	.53	.41	—	.41	10.76	4.99	12	1.80		1.80		3.59		1.94		3.45		37
2009	10.76	.39	.43	.82	.39	—	.39	11.19	7.75	13	1.80		1.80		3.33		1.96		3.17		43
2010(b)	11.19	.16	.03	.19	.18	—	.18	11.20	1.73	12	1.83	†	1.83	†	2.81	†	1.94	†	2.70	†	24

126	127

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income		Expenses		Income		Rate

INVESTMENT GRADE FUND

Class A
2005	$10.11	$.45	$(.28)	$.17	$.52	—	$.52	$9.76	1.70%	$203	1.10%		1.11%		4.21%		1.31%		4.00%		11%
2006	9.76	.44	(.19)	.25	.49	—	.49	9.52	2.69	231	1.10		1.11		4.35		1.27		4.18		74
2007	9.52	.45	(.09)	.36	.46	—	.46	9.42	3.91	271	1.10		1.11		4.58		1.22		4.46		50
2008	9.42	.48	(1.20)	(.72)	.47	—	.47	8.23	(8.12)	268	1.10		1.10		4.80		1.23		4.67		127
2009	8.23	.49	.85	1.34	.47	—	.47	9.10	17.06	325	1.10		1.10		5.29		1.27		5.12		79
2010(b)	9.10	.21	.19	.40	.23	—	.23	9.27	4.41	356	1.13	†	1.13	†	3.96	†	1.24	†	3.85	†	33
Class B
2005	10.10	.34	(.24)	.10	.45	—	.45	9.75	.97	28	1.85		1.86		3.46		2.06		3.25		11
2006	9.75	.30	(.12)	.18	.42	—	.42	9.51	1.92	24	1.85		1.86		3.60		2.02		3.43		74
2007	9.51	.35	(.05)	.30	.40	—	.40	9.41	3.17	22	1.82		1.83		3.86		1.94		3.74		50
2008	9.41	.42	(1.21)	(.79)	.40	—	.40	8.22	(8.78)	17	1.80		1.80		4.10		1.93		3.97		127
2009	8.22	.44	.85	1.29	.40	—	.40	9.11	16.35	16	1.80		1.80		4.59		1.97		4.42		79
2010(b)	9.11	.20	.16	.36	.20	—	.20	9.27	3.93	15	1.83	†	1.83	†	3.26	†	1.94	†	3.15	†	33

INCOME FUND

Class A
2005	$3.18	$.23	$(.11)	$.12	$.23	—	$.23	$3.07	3.79%	$571	1.30%		1.30%		7.33%		N/A		N/A		39%
2006	3.07	.22	(.06)	.16	.22	—	.22	3.01	5.40	555	1.30		1.31		7.28		N/A		N/A		28
2007	3.01	.21	(.02)	.19	.21	—	.21	2.99	6.38	563	1.28		1.29		7.00		N/A		N/A		34
2008	2.99	.21	(.54)	(.33)	.21	—	.21	2.45	(11.58)	460	1.29		1.29		7.40		1.30		7.39		17
2009	2.45	.20	(.13)	.07	.20	—	.20	2.32	4.28	438	1.38		1.38		9.10		1.42		9.06		73
2010(b)	2.32	.09	.09	.18	.09	—	.09	2.41	7.96	474	1.31	†	1.31	†	7.13	†	1.34	†	7.10	†	48
Class B
2005	3.18	.21	(.13)	.08	.20	—	.20	3.06	2.68	37	2.00		2.00		6.63		N/A		N/A		39
2006	3.06	.20	(.06)	.14	.20	—	.20	3.00	4.64	31	2.00		2.01		6.58		N/A		N/A		28
2007	3.00	.19	(.01)	.18	.19	—	.19	2.99	5.99	25	1.98		1.99		6.30		N/A		N/A		34
2008	2.99	.19	(.54)	(.35)	.19	—	.19	2.45	(12.25)	15	1.99		1.99		6.70		2.00		6.69		17
2009	2.45	.19	(.13)	.06	.18	—	.18	2.33	3.75	12	2.08		2.08		8.40		2.12		8.36		73
2010(b)	2.33	.08	.09	.17	.08	—	.08	2.42	7.58	11	2.01	†	2.01	†	6.43	†	2.04	†	6.40	†	48

* Calculated without sales charges.

** Net of expenses waived or assumed by FIMCO and ADM (Note 3).

† Annualized.

(a) The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).

(b) For the period October 1, 2009 to March 31, 2010.

128	See notes to financial statements	129

Financial Highlights
FIRST INVESTORS EQUITY FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30, except as otherwise indicated.

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets **						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net			Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment			Investment	Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits(a)		Income		Expenses	Income	Rate

TOTAL RETURN FUND

Class A
2005	$12.98	$.23	$.97	$1.20	$.25	$—	$.25	$13.93	9.25%	$281	1.39%		1.40%		1.69%		1.57%	1.52%	52%
2006	13.93	.23	.64	.87	.23	—	.23	14.57	6.24	312	1.37		1.38		1.63		1.44	1.57	57
2007	14.57	.29	1.40	1.69	.30	.10	.40	15.86	11.68	355	1.32		1.33		2.05		N/A	N/A	40
2008	15.86	.36	(2.31)	(1.95)	.37	.30	.67	13.24	(12.66)	304	1.34		1.34		2.32		N/A	N/A	59
2009	13.24	.30	.03	.33	.32	—	.32	13.25	2.77	316	1.43		1.43		2.35		N/A	N/A	53
2010(b)	13.25	.13	.98	1.11	.15	—	.15	14.21	8.42	350	1.37	†	1.37	†	1.65	†	N/A	N/A	18
Class B
2005	12.80	.13	.95	1.08	.15	—	.15	13.73	8.49	38	2.09		2.10		.99		2.27	.82	52
2006	13.73	.13	.63	.76	.13	—	.13	14.36	5.53	36	2.07		2.08		.93		2.14	.87	57
2007	14.36	.14	1.42	1.56	.19	.10	.29	15.63	10.93	34	2.02		2.03		1.35		N/A	N/A	40
2008	15.63	.26	(2.29)	(2.03)	.27	.30	.57	13.03	(13.35)	25	2.04		2.04		1.62		N/A	N/A	59
2009	13.03	.21	.03	.24	.23	—	.23	13.04	2.10	21	2.13		2.13		1.65		N/A	N/A	53
2010(b)	13.04	.08	.98	1.06	.11	—	.11	13.99	8.12	19	2.07	†	2.07	†	.95	†	N/A	N/A	18

VALUE FUND

Class A
2005	$5.95	$.08	$.65	$.73	$.07	—	$.07	$6.61	12.31%	$267	1.42%		1.43%		1.31%		N/A	N/A	17%
2006	6.61	.09	.78	.87	.08	—	.08	7.40	13.22	337	1.39		1.40		1.29		N/A	N/A	15
2007	7.40	.10	.74	.84	.10	—	.10	8.14	11.36	414	1.32		1.33		1.34		N/A	N/A	8
2008	8.14	.12	(1.49)	(1.37)	.12	—	.12	6.65	(16.91)	334	1.35		1.35		1.62		N/A	N/A	17
2009	6.65	.11	(.64)	(.53)	.11	—	.11	6.01	(7.81)	308	1.48		1.48		2.14		N/A	N/A	15
2010(b)	6.01	.05	.60	.65	.05	—	.05	6.61	10.78	340	1.39	†	1.39	†	1.46	†	N/A	N/A	8
Class B
2005	5.87	.04	.63	.67	.03	—	.03	6.51	11.43	27	2.12		2.13		.61		N/A	N/A	17
2006	6.51	.04	.76	.80	.03	—	.03	7.28	12.34	28	2.09		2.10		.59		N/A	N/A	15
2007	7.28	.05	.72	.77	.04	—	.04	8.01	10.64	27	2.02		2.03		.64		N/A	N/A	8
2008	8.01	.07	(1.46)	(1.39)	.07	—	.07	6.55	(17.42)	17	2.05		2.05		.92		N/A	N/A	17
2009	6.55	.08	(.64)	(.56)	.07	—	.07	5.92	(8.43)	12	2.18		2.18		1.44		N/A	N/A	15
2010(b)	5.92	.02	.60	.62	.03	—	.03	6.51	10.41	12	2.09	†	2.09	†	.76	†	N/A	N/A	8

130	131

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions											Ratio to Average Net
		Investment Operations			from						Ratio to Average Net					Assets Before Expenses
	Net Asset	Net	Net Realized					Net Asset			Assets**					Waived or Assumed
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net		Net	Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment		Investment	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income (Loss)	Expenses	Income (Loss)	Rate

BLUE CHIP FUND

Class A
2005	$18.69	$.10	$1.91	$2.01	$.10	—	$.10	$20.60	10.76%	$421	1.45%		1.45%		.54%	1.56%	.43%	55%
2006	20.60	.10	1.82	1.92	.07	—	.07	22.45	9.31	438	1.46		1.46		.47	1.50	.43	6
2007	22.45	.15	3.17	3.32	.13	—	.13	25.64	14.81	526	1.39		1.39		.65	N/A	N/A	3
2008	25.64	.21	(5.18)	(4.97)	.19	—	.19	20.48	(19.43)	396	1.40		1.41		.86	N/A	N/A	8
2009	20.48	.21	(1.95)	(1.74)	.20	—	.20	18.54	(8.36)	357	1.57		1.57		1.27	N/A	N/A	11
2010(b)	18.54	.08	1.77	1.85	.11	—	.11	20.28	10.01	387	1.46	†	1.46	†	.86 †	N/A	N/A	12
Class B
2005	17.61	.09	1.67	1.76	.07	—	.07	19.30	9.98	52	2.15		2.15		(.16)	2.26	(.27)	55
2006	19.30	(.08)	1.72	1.64	—	—	—	20.94	8.50	44	2.16		2.16		(.23)	2.20	(.27)	6
2007	20.94	(.06)	3.00	2.94	—	—	—	23.88	14.04	46	2.09		2.09		(.05)	N/A	N/A	3
2008	23.88	.03	(4.80)	(4.77)	.04	—	.04	19.07	(20.00)	27	2.10		2.11		.16	N/A	N/A	8
2009	19.07	.09	(1.82)	(1.73)	.09	—	.09	17.25	(9.00)	18	2.27		2.27		.57	N/A	N/A	11
2010(b)	17.25	.01	1.65	1.66	.05	—	.05	18.86	9.63	17	2.16	†	2.16	†	.16 †	N/A	N/A	12

GROWTH & INCOME FUND

Class A
2005	$12.14	$.09	$1.54	$1.63	$.10	$—	$.10	$13.67	13.43%	$597	1.38%		1.38%		.72%	N/A	N/A	42%
2006	13.67	.05	1.05	1.10	.05	—	.05	14.72	8.06	671	1.37		1.37		.35	N/A	N/A	34
2007	14.72	.08	2.37	2.45	.07	.24	.31	16.86	16.78	808	1.32		1.32		.54	N/A	N/A	23
2008	16.86	.14	(3.66)	(3.52)	.11	.23	.34	13.00	(21.23)	623	1.35		1.35		.94	N/A	N/A	24
2009	13.00	.09	(1.02)	(0.93)	.14	.02	.16	11.91	(6.93)	578	1.51		1.51		.90	N/A	N/A	26
2010(b)	11.91	.04	1.45	1.49	.03	—	.03	13.37	12.49	651	1.39	†	1.39	†	.58 †	N/A	N/A	13
Class B
2005	11.62	(.04)	1.51	1.47	.03	—	.03	13.06	12.65	82	2.08		2.08		.02	N/A	N/A	42
2006	13.06	(.12)	1.07	.95	—	—	—	14.01	7.28	72	2.07		2.07		(.35)	N/A	N/A	34
2007	14.01	(.13)	2.35	2.22	—	.24	.24	15.99	15.98	67	2.02		2.02		(.16)	N/A	N/A	23
2008	15.99	.03	(3.47)	(3.44)	.02	.23	.25	12.30	(21.82)	41	2.05		2.05		.24	N/A	N/A	24
2009	12.30	.01	(.97)	(.96)	.10	.02	.12	11.22	(7.59)	30	2.21		2.21		.20	N/A	N/A	26
2010(b)	11.22	(.02)	1.39	1.37	—	—	—	12.59	12.21	31	2.09	†	2.09	†	(.12 )†	N/A	N/A	13

132	133

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

			P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset	Net	Net Realized				Distributions		Net Asset		Assets**						Waived or Assumed
	Value,	Investment	and Unrealized	Total from	Net	Net	in Excess of		Value,		Net Assets	Net Expenses		Net Expenses		Net			Net		Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Net Investment	Total	End of	Total	End of Period	After Fee		Before Fee		Investment			Investment		Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Income	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income (Loss)	Expenses		Income (Loss)		Rate

GLOBAL FUND

Class A
2005	$5.93	$—	$1.13	$1.13	$—	$—	$—	$—	$7.06	19.06%	$239	1.78%		1.78%		.05%	N/A		N/A		104%
2006	7.06	.01	.71	.72	.02	—	—	.02	7.76	10.15	260	1.77		1.77		.14	N/A		N/A		105
2007	7.76	—	1.87	1.87	.05	.76	—	.81	8.82	26.43	323	1.70		1.70		(.07)	1.70%		(.07)%		134
2008	8.82	.03	(1.97)	(1.94)	.01	1.12	—	1.13	5.75	(25.44)	249	1.70		1.70		.39	1.73		.36		133
2009	5.75	.02	—	.02	.02	—	.02	.04	5.73	.53	249	1.90		1.90		.38	1.93		.35		141
2010(b)	5.73	—	.43	.43	.01	—	—	.01	6.15	7.51	271	1.71	†	1.71	†	(.09 )†	1.74	†	(.12	)†	47
Class B
2005	5.52	(.04)	1.04	1.00	—	—	—	—	6.52	18.12	14	2.48		2.48		(.65)	N/A		N/A		104
2006	6.52	(.05)	.67	.62	—	—	—	—	7.14	9.51	14	2.47		2.47		(.56)	N/A		N/A		105
2007	7.14	(.16)	1.81	1.65	.05	.76	—	.81	7.98	25.57	14	2.40		2.40		(.77)	2.40		(.77)		134
2008	7.98	(.02)	(1.75)	(1.77)	—	1.12	—	1.12	5.09	(25.91)	9	2.40		2.40		(.31)	2.43		(.34)		133
2009	5.09	(.03)	—	(.03)	.01	—	.02	.03	5.03	(.37)	7	2.60		2.60		(.32)	2.63		(.35)		141
2010(b)	5.03	(.03)	.39	.36	—	—	—	—	5.39	7.16	7	2.41	†	2.41	†	(.79 )†	2.44	†	(.82	) †	47

SELECT GROWTH FUND††

Class A
2005	$7.80	$(.05)	$1.07	$1.02	—	$—	—	$—	$8.82	13.08%	$169	1.58%		1.58%		(.66)%	N/A		N/A		91%
2006	8.82	(.06)	.50	.44	—	—	—	—	9.26	4.99	195	1.53		1.53		(.65)	N/A		N/A		107
2007	9.26	(.04)	1.75	1.71	—	.76	—	.76	10.21	19.81	243	1.47		1.47		(.46)	N/A		N/A		169
2008	10.21	(.04)	(2.06)	(2.10)	—	1.42	—	1.42	6.69	(23.84)	207	1.46		1.47		(.52)	N/A		N/A		99
2009	6.69	(.02)	(1.34)	(1.36)	—	—	—	—	5.33	(20.33)	170	1.67		1.67		(.51)	N/A		N/A		120
2010(b)	5.33	(.01)	.47	.46	—	—	—	—	5.79	8.63	185	1.57†		1.57	†	(.36 )†	N/A		N/A		47
Class B
2005	7.59	(.11)	1.04	.93	—	—	—	—	8.52	12.25	23	2.28		2.28		(1.36)	N/A		N/A		91
2006	8.52	(.12)	.49	.37	—	—	—	—	8.89	4.34	23	2.23		2.23		(1.35)	N/A		N/A		107
2007	8.89	(.11)	1.68	1.57	—	.76	—	.76	9.70	19.00	25	2.17		2.17		(1.16)	N/A		N/A		169
2008	9.70	(.09)	(1.94)	(2.03)	—	1.42	—	1.42	6.25	(24.43)	18	2.16		2.17		(1.22)	N/A		N/A		99
2009	6.25	(.06)	(1.25)	(1.31)	—	—	—	—	4.94	(20.96)	10	2.37		2.37		(1.21)	N/A		N/A		120
2010(b)	4.94	(.07)	.48	.41	—	—	—	—	5.35	8.30	10	2.27†		2.27	†	(1.06)†	N/A		N/A		47

134	135

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions											Ratio to Average Net
		Investment Operations			from						Ratio to Average Net					Assets Before Expenses
	Net Asset	Net	Net Realized					Net Asset			Assets**					Waived or Assumed
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net			Net	Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment			Investment	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income (Loss)	Expenses		Income (Loss)	Rate

OPPORTUNITY FUND†††

Class A
2005	$22.71	$(.09)	$5.62	$5.53	$—	$—	$—	$28.24	24.35%	$410	1.48%		1.48%		(.39)%	1.61%		(.52)%	43%
2006	28.24	(.09)	.77	.68	—	.78	.78	28.14	2.58	435	1.44		1.44		(.33)	1.47		(.36)	55
2007	28.14	.16	4.35	4.51	—	1.33	1.33	31.32	16.57	481	1.38		1.38		.52	N/A		N/A	50
2008	31.32	—	(5.53)	(5.53)	.14	2.66	2.80	22.99	(19.40)	377	1.39		1.40		(.01)	N/A		N/A	40
2009	22.99	.01	(1.61)	(1.60)	—	.63	.63	20.76	(6.24)	355	1.58		1.58		.09	N/A		N/A	35
2010(b)	20.76	(.02)	2.82	2.80	—	—	—	23.56	13.49	405	1.44	†	1.44	†	(.15 )†	N/A		N/A	23
Class B
2005	21.10	(.26)	5.22	4.96	—	—	—	26.06	23.51	57	2.18		2.18		(1.09)	2.31		(1.22)	43
2006	26.06	(.29)	.73	.44	—	.78	.78	25.72	1.85	51	2.14		2.14		(1.03)	2.17		(1.06)	55
2007	25.72	(.05)	3.97	3.92	—	1.33	1.33	28.31	15.80	50	2.08		2.08		(.18)	N/A		N/A	50
2008	28.31	(.21)	(4.89)	(5.10)	.14	2.66	2.80	20.41	(19.99)	32	2.09		2.10		(.71)	N/A		N/A	40
2009	20.41	(.10)	(1.47)	(1.57)	—	.63	.63	18.21	(6.90)	23	2.28		2.28		(.61)	N/A		N/A	35
2010(b)	18.21	(.10)	2.49	2.39	—	—	—	20.60	13.13	24	2.14	†	2.14	†	(.85 )†	N/A		N/A	23

SPECIAL SITUATIONS FUND

Class A
2005	$16.84	$(.12)	$3.72	$3.60	$—	$—	$—	$20.44	21.38%	$224	1.59%		1.60%		(.64)%	1.82%		(.86)%	112%
2006	20.44	.11	2.07	2.18	—	—	—	22.62	10.67	249	1.53		1.53		(.49)	1.73		(.69)	48
2007	22.62	(.06)	3.59	3.53	—	1.88	1.88	24.27	16.30	295	1.46		1.46		(.27)	1.61		(.42)	64
2008	24.27	.03	(2.93)	(2.90)	—	1.22	1.22	20.15	(12.67)	258	1.49		1.50		.14	1.61		.02	52
2009	20.15	.03	(1.23)	(1.20)	.02	.53	.55	18.40	(5.28)	246	1.64		1.64		.22	1.82		.04	55
2010(b)	18.40	(.01)	2.21	2.20	—	—	—	20.60	11.96	275	1.53	†	1.53	†	(.04 )†	1.67	†	(.18 )†	36
Class B
2005	15.54	(.26)	3.44	3.18	—	—	—	18.72	20.46	21	2.29		2.30		(1.34)	2.52		(1.56)	112
2006	18.72	(.26)	2.11	1.85	—	—	—	20.57	9.88	18	2.23		2.23		(1.19)	2.43		(1.39)	48
2007	20.57	(.22)	3.26	3.04	—	1.88	1.88	21.73	15.48	18	2.16		2.16		(.97)	2.31		(1.12)	64
2008	21.73	(.13)	(2.57)	(2.70)	—	1.22	1.22	17.81	(13.26)	12	2.19		2.20		(.56)	2.31		(.68)	52
2009	17.81	(.10)	(1.09)	(1.19)	—	.53	.53	16.09	(5.99)	9	2.34		2.34		(.48)	2.52		(.66)	55
2010(b)	16.09	(.10)	1.97	1.87	—	—	—	17.96	11.62	9	2.23	†	2.23	†	(.74 )†	2.37	†	(.88 )†	36

136	137

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset	Net	Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in millions)	Credits		Credits	(a)	Income (Loss)		Expenses		Income (Loss)		Rate

INTERNATIONAL FUND

Class A
2006(c)	$10.00	$—	$.71	$.71	$—	$—	$—	$10.71	7.10%	$19	2.35	%†	2.35	%†	.15	%†	5.65	%†	(3.15	)%†	9%
2007	10.71	.08	2.46	2.54	—	.07	.07	13.18	23.84	96	2.50		2.50		(.05)		2.35		.10		67
2008	13.18	.07	(3.45)	(3.38)	—	.32	.32	9.48	(26.37)	105	1.95		1.95		.20		1.94		.20		122
2009	9.48	.29	(.74)	(.45)	.13	—	.13	8.90	(4.52)	108	2.20		2.20		1.16		N/A		N/A		60
2010(b)	8.90	.04	.70	.74	.02	—	.02	9.62	8.33	122	1.99	†	1.99	†	.93	†	N/A		N/A		13
Class B
2006(c)	10.00	(.01)	.71	.70	—	—	—	10.70	7.00	1	3.05	†	3.05	†	(.55	)†	6.35	†	(3.85	)†	9
2007	10.70	—	2.44	2.44	—	.07	.07	13.07	22.93	4	3.20		3.20		(.75)		3.05		(.60)		67
2008	13.07	(.02)	(3.40)	(3.42)	—	.32	.32	9.33	(26.91)	4	2.65		2.65		(.50)		2.64		(.50)		122
2009	9.33	.22	(.72)	(.50)	.12	—	.12	8.71	(5.19)	3	2.90		2.90		.46		N/A		N/A		60
2010(b)	8.71	.01	.69	.70	—	—	—	9.41	8.04	4	2.69	†	2.69	†	.23	†	N/A		N/A		13

* Calculated without sales charges.

** Net of expenses waived or assumed by FIMCO (Note 3).

† Annualized

†† Prior to May 7, 2007, known as All-Cap Growth Fund.

††† Prior to January 31, 2008, known as Mid-Cap Opportunity Fund.

(a) The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).

(b) For the period October 1, 2009 to March 31, 2010.

(c) For the period June 27, 2006 (commencement of operations) to September 30, 2006.

138	See notes to financial statements	139

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Income Funds and First Investors Equity Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income, (each a series of First Investors Income Funds), and the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund, and International Fund (each a series of First Investors Equity Funds), as of March 31, 2010, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

140

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Fund, Government Fund, Investment Grade Fund, Fund For Income, Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund and International Fund, as of March 31, 2010, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
May 28, 2010

141

FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Trustees
———————————————————
Charles R. Barton, III

Stefan L. Geiringer

Robert M. Grohol

Kathryn S. Head

Arthur M. Scutro, Jr.

Mark R. Ward

Officers
———————————————————
Kathryn S. Head
President

Larry R. Lavoie
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

142

Shareholder Information
———————————————————
Investment Adviser	Underwriter
First Investors Management	First Investors Corporation
Company, Inc.	110 Wall Street
110 Wall Street	New York, NY 10005
New York, NY 10005

Subadviser	Custodian
(Fund For Income)	(Income Funds)
Muzinich & Co., Inc.	The Bank of New York Mellon
450 Park Avenue	One Wall Street
New York, NY 10022	New York, NY 10286

Subadviser	Custodian
(Global Fund)	(Equity Funds)
Wellington Management Company, LLP	Brown Brothers Harriman & Co.
75 State Street	40 Water Street
Boston, MA 02109	Boston, MA 02109

Subadviser	Transfer Agent
(Select Growth Fund)	Administrative Data Management Corp.
Smith Asset Management Group, L.P.	Raritan Plaza I – 8th Floor
100 Crescent Court	Edison, NJ 08837-3620
Dallas, TX 75201

Subadviser	Independent Registered Public
(Special Situations Fund)	Accounting Firm
Paradigm Capital Management, Inc.	Tait, Weller & Baker LLP
Nine Elk Street	1818 Market Street
Albany, NY 12207	Philadelphia, PA 19103

Subadviser	Legal Counsel
(International Fund)	K&L Gates LLP
Vontobel Asset Management, Inc.	1601 K Street, N.W.
1540 Broadway, 38th Floor	Washington, DC 20006
New York, NY 10036

143

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds' Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

144

NOTES

145

NOTES

146

NOTES

147

NOTES

148

First Investors
110 Wall Street
New York, NY 10005

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IESAR

Item 2. Code of Ethics

Not applicable

Item 3. Audit Committee Financial Expert

Not applicable

Item 4. Principal Accountant Fees and Services

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics - Not applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By	/S/ KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:	June 7, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By	/S/ KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	June 7, 2010